As filed with the Securities and Exchange	Registration No. 333-09515
Commission on April 13, 2006	Registration No. 811-2512

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 20 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor’s Telephone Number, including Area Code: (860) 723-2239

John S. (Scott) Kreighbaum

ING

1475 Dunwoody Drive

West Chester, PA 19380-1478

(610) 425-3404

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2006 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Fixes or Variable Group or Individual Immediate Annuity Contract

PART A

ING Life Insurance and Annuity Company
Variable Annuity Account B of ING Life Insurance and Annuity Company

Fixed/Variable Single Premium Immediate Annuity Contract

ING INCOME ANNUITY

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April 28, 2006

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The Contract. The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (“IRA”) under section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully.

Investment Options. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

Variable Income Payments. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section on page 18, in Appendix II — Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

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Getting Additional Information. You may obtain free of charge the April 28, 2006, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-238-6273. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

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Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar

ILIAC Income Annuity – 139013

option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Topics – Commission Payments,” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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The investment portfolios available under your Contract are:

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ING Investors Trust

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Evergreen Omega Portfolio (Class I)

ING FMRSM Diversified Mid Cap Portfolio (Class I)

ING FMRSM Earnings Growth Portfolio (Class I)

ING Legg Mason Value Portfolio (Class I)

ING Oppenheimer Main Street Portfolio (Class I)

ING Pioneer Fund Portfolio (Class I)

ING Partners, Inc.

ING American Century Select Portfolio (Initial Class)

ING JPMorgan International Portfolio (Initial Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Initial Class)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING Neuberger Berman Partners Portfolio (Initial Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.

ING VP Growth Portfolio (Class I)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP International Equity Portfolio (Class I)

ING VP Small Company Portfolio (Class I)

ING Variable Products Trust

ING VP High Yield Bond Portfolio (Class I)

ING VP Balanced Portfolios, Inc.

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio (Class I)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I)

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ILIAC Income Annuity - 139013

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TABLE OF CONTENTS

Page

Contract Overview
Contract Design
Contract Facts

Fee Table

Condensed Financial Information

Purchase

Right to Cancel

Income Payments

Calculating Variable Income Payments

Investment Options

Fees

Death Benefit

Withdrawals

Taxation

Other Topics

Variable Annuity Account B — The Company — Contract Distribution — Commission Payments - Payment Delay or Suspension — Voting Rights — Contract Modifications -- Transfer of Ownership — Trading — Industry Developments — Legal Matters and Proceedings — Financial Statements

Contents of the Statement of Additional Information	SAI-1

Appendix I — Fixed Dollar Option	I-1

Appendix II — Description of Underlying Funds	II-1

Appendix III — Condensed Financial Information	III-1

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CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING

Attn: Payout Services

151 Farmington Avenue

Hartford, CT 06156

1-800-238-6273

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in “good order.”

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

Contract Design:

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Who’s Who:

Contract Holder (you/your): The person to whom we issue an individually owned contract or the participant under a group contract.

Participant: The individual who participates in a group contract, generally in connection with a retirement plan.

The Company (we, us, our): ING Life Insurance and Annuity Company. We issue the contract.

Contract Rights:

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

The Contract and Retirement Plans:

We may offer this contract to employees or other individuals in connection with a retirement plan.

Plan Type. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the

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terms and the conditions of the contract and the plan may differ.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408(b) or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits such (as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase or Participation.”

Contract Facts:

Income Payment Options. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See “Income Payments.”

Free Look/Right to Cancel. You may cancel the contract no later than ten days of receipt (some states require more than ten days). Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See “Death Benefit.”

Withdrawals. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See “Withdrawals.”

Fees. Certain fees associated with the contract will reduce income payments. See “Fee Table” and “Fees.”

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See “Taxation.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See “Fees” for additional information. The fees shown below do not reflect any premium tax that may apply.

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Maximum Transaction Fees

Early Withdrawal Charge

(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

Maximum Early Withdrawal Charge Schedule*
Number of Years from Contract Effective Date**	Early Withdrawal Charge
Fewer than 1 1 or more but fewer than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

*	Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See “Withdrawals.”
**	For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Maximum Fees Deducted from the Subaccounts

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

For Contracts Without the Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.00% - 0.25%(2)
Total Separate Account Expenses	1.25% - 1.50%

For Contracts With the Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.00% - 0.25%(2)
Guaranteed Minimum Income Feature	1.00%(3)
Total Separate Account Expenses	2.25% - 2.50%

(1)

Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See “Fees-Early Withdrawal Charge.”

(2)

We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(3)	This charge terminates after five years if the Five Year Guaranteed Minimum Income Feature is elected. Otherwise, it will continue for the life of the contract.

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Fees Deducted by the Funds

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The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund’s most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees [1], and other expenses):	0.35%	1.34%

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[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. These fees are for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

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How Fees are Deducted. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees.

Example (For contracts without the guaranteed minimum income feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually and an administrative expense charge of 0.25% annually) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15-year period with a 3½% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:
1 year	3 years	5 years	10 years
$896	$1,293	$1,688	$3,038
2) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
1 year	3 years	5 years	10 years
$286	$869	$1,467	$3,038

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Example (For contracts with the lifetime guaranteed minimum income feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the

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Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually) and assume you are a 65 year old male and have selected the “life income—guaranteed payments” income payment option with payments guaranteed for 15 years and a 3½% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:
1 year	3 years	5 years	10 years
$903	$1,313	$1,732	$3,140
2) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
1 year	3 years	5 years	10 years
$293	$893	$1,511	$3,140

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Example (For contracts with the five year guaranteed minimum income feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3½% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:
1 year	3 years	5 years	10 years
$926	$1,381	$1,845	$2,996
2) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
1 year	3 years	5 years	10 years
$320	$967	$1,628	$2,996

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed

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financial information about the Variable Annuity Account B (the Separate Account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of the subaccounts from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur.

How to Purchase. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the required minimum payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

Acceptance or Rejection. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission and if we deposit the payment in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any purchase payment.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

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Age Requirements. The maximum issue age is between 75 and 95, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age. The contract may not be available to all issue ages through all broker-dealers.

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Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See “Investment Options.” Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

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RIGHT TO CANCEL

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When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Customer Service Center along with a written notice of cancellation. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant. Your free look rights depend on the laws of the state in which you purchase the Contract.

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Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven days of our receipt of your request in good order.

INCOME PAYMENTS

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

Initiating Payments. To initiate income payments, you must make the following selections on your application or enrollment form:

•	Payment start date;

•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•	Income payment option and any special features, such as a right to withdraw or a Guaranteed Minimum Income Feature;

•	Fixed, variable or a combination of both fixed and variable payments;

•	The subaccounts to allocate your purchase payment among (only if variable payments are elected); and

•	An assumed annual net return rate (only if variable payments are elected).

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to required minimum distributions if applicable. See “Taxation.”

What Affects Income Payment Amounts? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

Payment Due Dates. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

Minimum Payment Amounts. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

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Assumed Annual Net Return Rate. If you select variable income payments, you must also select an assumed annual net return rate of either 5% or 3½%.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See “Contract Overview—Questions: Contacting the Company.”

Guaranteed Minimum Income Features

Lifetime Guaranteed Minimum Income Feature. This feature is unavailable under contracts issued on or after May 1, 2001. If you selected this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issued your contract we estimated the amount of your initial payment based on the value of the annuity units your payment purchased on that date. See “Calculating Variable Income Payments—Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature required that you select at issue:

•	A lifetime payment option

•	100% variable payments

•	ING VP Index Plus LargeCap Portfolio as the only subaccount into which your purchase payment is allocated

•	3.5% assumed annual net return rate

In addition to other contract charges, if you selected this feature the guaranteed minimum income charge will apply for the life of the contract. See “Fees.” There is no right to withdraw and no right to transfer if you selected this feature.

Five Year Guaranteed Minimum Income Feature. This feature is available only under contracts issued on or after May 1, 2001. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchase on that date. See “Calculating Variable Income Payments—Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount.

This feature requires that you select at issue:

•	A lifetime payment option or a nonlifetime payment option of 15 years or more

•	The ability to make withdrawals

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•	100% variable payments

•	Funds from the following list:

ING Oppenheimer Main Street Portfolio
ING Oppenheimer Strategic Income Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Balanced Portfolio
ING VP Intermediate Bond Portfolio

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ING VP Strategic Allocation Moderate Portfolio

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ING VP Growth and Income Portfolio
ING VP Index Plus LargeCap Portfolio

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ING VP Strategic Allocation Conservative Portfolio

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ING VP Money Market Portfolio

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ING VP High Yield Bond Portfolio

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•	If you select this feature you may transfer only between these available funds

•	3.5% assumed annual net return rate

•	Certain age restrictions may also apply

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See “Fees.”

Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See “Taxation” for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your qualified plan.

Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the required minimum distributions requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see “Taxation.”

Payment Options

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See “Death Benefit,” “Withdrawals,” and Appendix I for additional detail. We may offer additional income payment options under the contract from time to time.

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Lifetime Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment’s due date.

Death Benefit—None: All payments end upon the annuitant’s death.

Right to Withdraw—None.

Life Income— Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5–50 years (or other periods we may make available at the time you select this option).

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.

Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

Life Income— Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that no payment will be made if both the annuitant and joint annuitant die before the first payment’s due date.

Continuing Payments: When you select this option you will also choose either:

(a)  Full or reduced payments to continue to the surviving annuitant after the first annuitant’s death; or

(b) 100% of the payment to continue to the annuitant on the joint annuitant’s death, and a reduced payment to continue to the joint annuitant on the annuitant’s death.

In either case, payments cease upon the death of the surviving annuitant.

Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.

Death Benefit—None: All payments end upon the death of both annuitants.

Right to Withdraw—None.

Life Income— Two Lives— Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5–50 years (or other periods we may make available at the time you select this option.)

Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first annuitant’s death.

Death Benefit—Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.

Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

Nonlifetime Payment Option
Nonlifetime— Guaranteed Payments*

Length of Payments: Payments will continue for your choice of 5–50 years (or other periods we may make available at the time you select this option).

Death Benefit — Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.

Right to Withdraw:

(a)If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.

(b)If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

*	For Qualified Accounts, Guaranteed Period Payments may not extend beyond the shorter of your life expectancy or until your age 100.

Right to Change Guaranteed Payment Period

If you are receiving payments under a nonlifetime payment option with withdrawal rights elected at issue, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment

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option, subject to the following:

(a)	You may make the change on any contract anniversary beginning on the second contract anniversary;

(b)	Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary;

(c)	A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;

(d)	For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;

(e)	For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;

(f)	The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments. See “Withdrawals – Withdrawal Value;” and

(g)	We will terminate your withdrawal rights if a life annuity option is chosen.

For variable payments, the right to change a payment period is available on contracts issued on or after October 1, 2000. For fixed payments, the right to change a payment period is available on contracts issued on or after May 1, 2001. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

CALCULATING VARIABLE INCOME PAYMENTS

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

Annuity Units. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account B subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

Annuity Unit Value (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last

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calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3½% or 5% as you selected.

Current AUV = Prior AUV x Net Return Factor x

Assumed Annual Net Return Rate Factor

Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

•	The net assets of the fund held by the subaccount as of the current valuation; minus

•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•	The total value of the subaccount’s units at the preceding valuation; minus

•	A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See “Fees.”

The net return rate may be either positive or negative.

INVESTMENT OPTIONS

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Income Payments. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and telephone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room.

Certain funds are designated as “Master-Feeder” Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar

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option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

Number of Options You May Select. You may select up to eighteen subaccounts and/or the fixed dollar option at any one time.

Selecting Investment Options

•	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

•

Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•	Be informed. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

•	Shared—bought by more than one company.

•	Mixed—bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Limits on Availability of Options. Some funds may be unavailable through your contract or plan or in some states. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Transfers Among Variable Investment Options. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

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Transfer Requests. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

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Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

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•	Increased trading and transaction costs;

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•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

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•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

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If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

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•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

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Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

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Limits Imposed by the Underlying Fund. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

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Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

FEES

The following repeats and adds to information provided under “Fee Table.” Please review both sections for information on fees.

Transaction Fee

Early Withdrawal Charge

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See “Withdrawals.”

Amount: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8½% of your purchase payment to the contract.

Early Withdrawal Charge Schedules

Schedule A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

Schedule A

Number of Years from

Contract Effective Date*

Fewer than 1**

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more

Early Withdrawal Charge 7% 6% 5% 4% 3% 2% 1% 0%

Schedule B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

Schedule B

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Number of Years from

Contract Effective Date*

Fewer than 1**

1 or more, but fewer than 2

2 or more, but fewer than 3

3 or more, but fewer than 4

4 or more, but fewer than 5

5 or more, but fewer than 6

6 or more, but fewer than 7

7 or more

Early Withdrawal Charge 5% 5% 4% 4% 3% 2% 1% 0%

*	For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.
**	Certain contracts do not allow withdrawals during the first contract year.

When/How. At the time of withdrawal we deduct this charge from the amount withdrawn.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

•	The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.

•	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

Guaranteed Minimum Income Charge

This additional charge is assessed only if you select one of the guaranteed minimum income features.

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Maximum Amount: 1.00% annually of values invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. If the Lifetime Guaranteed Minimum Income Feature is selected, this charge will be assessed for the life of the contract. If the Five Year Guaranteed Minimum Income Feature is selected, this charge will be assessed only during the first five contract years.

Purpose. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see “Mortality and Expense Risk Charge—Purpose” in this section.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

•	The size and type of group of individuals to whom the contract is issued;

•

A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

•	The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

Fund Fees

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

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•	Service fees that are deducted from fund assets.

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•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.

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•

Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

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•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets.Any such fees deducted from fund assets are disclosed in the fund prospectus.

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•

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

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Payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates provide the highest amount of total dollars to the Company and its affiliates.

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Additional Compensation and Benefits Received

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Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve

ILIAC Income Annuity - 139013	18

the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments—Payment Options.” For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.	Life Income — Guaranteed Payments;

2.	Life Income — Two Lives — Guaranteed Payments; or

3.	Nonlifetime — Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “Taxation” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of your request in good order.

Calculation of Lump-Sum Payment of the Death Benefit. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3½% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See Appendix I—Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Customer Service Center as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

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Some restrictions may apply to beneficiary changes under qualified contracts.

WITHDRAWALS

Withdrawals of Variable Income Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

•

A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

•	The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the Lifetime Guaranteed Minimum Income Feature, you may not make any withdrawals.

Withdrawals of Fixed Income Payments

(For additional details see Appendix I – Fixed Dollar Option.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

•

A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

•	The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Withdrawal Value

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3½% or 5% assumed annual net return rate stated in your contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service Center.

Fixed Income Payments. See Appendix I for details regarding the withdrawal value of fixed payments.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in “Fees – Early Withdrawal Charge.”

Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

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TAXATION

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

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The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

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Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various

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revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on your Contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your Contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your Contract does not satisfy the applicable diversification regulations and rulings because a subaccount's corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings and we reserve the right to modify your Contract as necessary in order to do so.

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

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Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

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Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s costs basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

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•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a

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lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

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Distributions – General

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For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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Direct Rollovers

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If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

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Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

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Individual Retirement Annuities – General

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Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

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Individual Retirement Annuities – Distributions

All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

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•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

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Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

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Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

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The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

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In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

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Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Tax Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Tax Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

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Any outstanding loan balance impacts the following:

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Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

Tax Sheltered Annuities – Distributions

All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

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Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

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Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

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Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS

Variable Annuity Account B

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We established Variable Annuity Account B (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

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We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING Life Insurance and Annuity Company.

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We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

151 Farmington Avenue

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Hartford, Connecticut 06156

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Regulatory Developments – The Company and the Industry

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent

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ILIAC Income Annuity - 139013	30

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trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability Company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Bancnorth Investment Group, Inc.

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Directed Services, Inc.

Financial Network Investment Corporation

ILIAC Income Annuity - 139013	31

Guaranty Brokerage Services, Inc.

ING America Equities, Inc.

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ING Direct Funds Limited

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ING DIRECT Securities, Inc.

ING Financial Markets, LLC

ING Financial Partners, Inc.

ING Funds Distributor, LLC

ING Investment Management Services, LLC

Multi-Financial Securities Corporation

PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•	Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

•	Marketing allowances;

•	Education and training allowances to facilitate our attendance at certain educational and training

ILIAC Income Annuity - 139013	32

meetings to provide information and training about our products, including holding training programs at our expense;

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•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD Rules; and

•	Contribution to the Cost of meetings held by affiliated or unaffiliated selling firms, as permitted by NASD Rules.

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•

Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2005, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

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1.	Symetra Investment Services, Inc.	14.	Huckin Financial Group, Inc.
2.	SunAmerica Securities, Inc.	15.	A. G. Edwards & Sons, Inc.
3.	Lincoln Investment Planning, Inc.	16.	Jefferson Pilot Securities Corporation
4.	Valor Insurance Agency Inc.	17.	Waterstone Financial Group, Inc.
5.	Edward D. Jones & Co., L.P.	18.	Royal Alliance Associates, Inc.
6.	National Planning Corporation	19.	AIG Financial Advisors, Inc.
7.	Securities America, Inc.	20.	McGinn, Smith & Co., Inc.
8.	Walnut Street Securities, Inc.	21.	NIA Securities, L.L.C.
9.	Cadaret, Grant & Co., Inc.	22.	Financial Network Investment Corporation
10.	Multi-Financial Securities Corporation	23.	Mutual Service Corporation
11.	ING Financial Partners, Inc.	24.	Horan Securities, Inc.
12.	ProEquities, Inc.	25.	Tower Square Securities, Inc.
13.	Linsco/Private Ledger Corp.

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If the amounts paid to ING Financial Advisers, LLC, were included in the table above, the amounts paid to ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Occasionally:

•	Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

•	The Company may enter into agreements with entities associated with the contract holder, you and/or

ILIAC Income Annuity - 139013	33

other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•	On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends) or when trading on the New York Stock Exchange is restricted;

•

When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets; or

•	During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service Center. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

Trading-Industry Developments

ILIAC Income Annuity - 139013	34

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

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ILIAC is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

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ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the “distributor”), is a party to threatened or pending lawsuits, arbitration that generally arise from the normal conduct of business. Some of theses suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. . ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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Financial Statements

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in “Contract Overview—Questions: Contacting the Company.”

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ILIAC Income Annuity - 139013	35

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Income Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

ILIAC Income Annuity - 139013	SAI-1

APPENDIX I

Fixed Dollar Option

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see “Withdrawals” in this appendix). Amounts allocated to the fixed dollar option are held in the Company’s general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

Payment Options

All of the payment options described under “Income Payments” in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(a)

A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a “life income” or “life income-two lives” payment option that has no reduction in payment to the survivor, see “Income Payments—Payment Options.” You may not elect a right to withdraw or elect an increasing annuity with this feature.

(b)

An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see “Income Payments—Payment Options.” You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. This feature is not available under contracts purchased in conjunction with Section 457 deferred compensation plans.

Fixed Income Payment Amounts

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

Withdrawals

Withdrawal Value—Lifetime Payment Options. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

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ILIAC Income Annuity – 139013	I-1

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Withdrawal Value—Nonlifetime Payment Options. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract

WY is the withdrawal yield

IY is the issue yield

WY is determined as follows:

(1)

WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of non-callable, non=inflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.

(2)	The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.

(3)

Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1)

IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of non-callable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.

(2)	The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.

(3)

Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

(4)	Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

Schedule A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

Schedule A

Number of Years from

Contract Effective Date*

1 or more, but fewer than 2

2 or more, but fewer than 3

3 or more, but fewer than 4

4 or more, but fewer than 5

5 or more, but fewer than 6

6 or more, but fewer than 7

7 or more

Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%

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ILIAC Income Annuity - 139013	I-2

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Schedule B: Applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

Schedule B

Number of Years from

Contract Effective Date*

1 or more, but fewer than 2

2 or more, but fewer than 3

3 or more, but fewer than 4

4 or more, but fewer than 5

5 or more, but fewer than 6

6 or more, but fewer than 7

7 or more

Early Withdrawal Charge 5% 4% 4% 3% 2% 1% 0%

*	For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a)	The size and type of group of individuals to whom the contract is offered;

(b)	The type and frequency of administrative and sales services to be provided; or

(c)

Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “Taxation” for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

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ILIAC Income Annuity - 139013	I-3

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Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under “Withdrawal Amount” in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company’s receipt at its Customer Service Center of proof of death acceptable to us and a request for payment in good order.

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ILIAC Income Annuity - 139013	I-4

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APPENDIX II

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

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Certain funds are designated as “Master-Feeder” Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
ING VP Strategic Allocation Balanced Portfolio	ING VP Strategic Allocation Moderate Portfolio
ING VP Strategic Allocation Income Portfolio	ING VP Strategic Allocation Conservative Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

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ILIAC Income Annuity - 139013	II-1

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ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Evergreen Omega Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Legg Mason Value Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Oppenheimer Main Street Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING Pioneer Fund Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.

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ILIAC Income Annuity - 139013	II-2

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ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING American Century Select Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: American Century Investment Management Inc.	Seeks long-term capital growth.

ING JPMorgan International Portfolio (Initial Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

ING Legg Mason Partners Aggressive Growth Portfolio (Class I)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING MFS Capital Opportunities Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Massachusetts Financial Services Company	Seeks capital appreciation.
ING Neuberger Berman Partners Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.



ILIAC Income Annuity - 139013	II-3



ING T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital growth, and secondarily, increasing dividend income.
ING Variable Funds
ING VP Growth and Income Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Growth Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP International Equity Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The portfolio will not target any given level of current income.

ING VP Small Company Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP High Yield Bond Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP Balanced Portfolio, Inc.
ING VP Balanced Portfolio, Inc. (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

ING VP Intermediate Bond Portfolio



ILIAC Income Annuity - 139013	II-4



ING VP Intermediate Bond Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING VP Money Market Portfolio
ING VP Money Market Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio

(Class I)

(formerly ING VP Strategic Allocation Income Portfolio)

Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management Co.

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance.

ING VP Strategic Allocation Growth Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.

ING VP Strategic Allocation Moderate Portfolio

(Class I)

(formerly ING VP Strategic Allocation Balanced Portfolio)

Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management Co.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance.



ILIAC Income Annuity - 139013	II-5


APPENDIX III

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period and (2) the AUV at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment. For those subaccounts that ended operations during the period ended December 31, 2005, the “Value at end of period” shown is the value at the last date of investment.

TABLE I
ASSUMED ANNUAL NET RETURN RATE OF 5.00% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$6.69	$6.492	$5.424	$5.575	$6.715	$9.207	$9.052	$10.06	$10.058
Value at end of period	$6.46	$6.688	$6.492	$5.424	$5.575	$6.715	$9.207	$9.052	$10.06
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds first available during November 2004)
Value at beginning of period	$10.15
Value at end of period	$10.05
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds first available during November 2004)
Value at beginning of period	$10.25
Value at end of period	$11.14
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds first available during November 2004)
Value at beginning of period	$10.33
Value at end of period	$11.75
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.41	$8.418	$6.914	$8.974	$13.058	$17.263	$11.587	$11.992
Value at end of period	$9.74	$9.408	$8.418	$6.914	$8.974	$13.058	$17.263	$11.587
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$10.55
Value at end of period	$10.54
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.77	$10.151	$8.427	$12.829	$18.128	$20.438	$14.605	$12.253	$12.132
Value at end of period	$10.29	$10.769	$10.151	$8.427	$12.829	$18.128	$20.438	$14.605	$12.253

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$6.46	$6.268	$4.823	$7.926	$11.268	$16.818	$11.852	$9.719	$9.885
Value at end of period	$6.78	$6.464	$6.268	$4.823	$7.926	$11.268	$16.818	$11.852	$9.719
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$9.72	$9.40	$7.633	$10.581	$12.531	$13.325	$11.582	$11.014
Value at end of period	$9.71	$9.721	$9.40	$7.633	$10.581	$12.531	$13.325	$11.582
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 1997)
Value at beginning of period	$14.22	$14.773	$13.214	$15.664	$16.269	$17.39	$16.276	$14.80	$13.209
Value at end of period	$13.94	$14.217	$14.773	$13.214	$15.664	$16.269	$17.39	$16.276	$14.80
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$11.47	$28.98	$24.44	$34.644	$17.537	$20.937	$18.959	$17.607	$15.123
Value at end of period	$11.67	$11.47	$28.98	$24.44	$34.644	$17.537	$20.937	$18.959	$17.607
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$10.04	$9.96	$8.123	$12.154	$17.719	$21.391	$16.827	$13.015	$13.538
Value at end of period	$10.33	$10.035	$9.96	$8.123	$12.154	$17.719	$21.391	$16.827	$13.015
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$11.19	$10.769	$9.077	$12.299	$15.139	$17.763	$15.195	$12.277	$10.848
Value at end of period	$11.10	$11.193	$10.769	$9.077	$12.299	$15.139	$17.763	$15.195	$12.277
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$11.08	$20.502	$20.506	$20.125	$10.79	$10.46	$11.205	$11.017	$10.99
Value at end of period	$10.75	$11.082	$20.502	$20.506	$20.125	$10.79	$10.46	$11.205	$11.017
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1999)
Value at beginning of period	$7.68	$6.974	$5.615	$8.142	$11.352	$15.145	$11.664
Value at end of period	$8.44	$7.681	$6.974	$5.615	$8.142	$11.352	$15.145
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$8.26	$8.69	$9.157	$9.581	$9.801	$9.793	$9.91	$9.991	$9.995
Value at end of period	$8.00	$8.256	$8.69	$9.157	$9.581	$9.801	$9.793	$9.91	$9.991
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$15.35	$14.276	$11.041	$15.292	$15.634	$15.571	$12.654	$13.308	$13.322
Value at end of period	$15.92	$15.35	$14.276	$11.041	$15.292	$15.634	$15.571	$12.654	$13.308
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$8.64	$8.338	$7.42	$8.721	$9.971	$10.555	$10.182	$10.223	$10.032
Value at end of period	$8.51	$8.64	$8.338	$7.42	$8.721	$9.971	$10.555	$10.182	$10.223

CFI 2

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$8.93	$8.479	$7.25	$8.938	$8.654
Value at end of period	$8.92	$8.928	$8.479	$7.25	$8.938
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$9.86	$9.717	$9.09	$10.104	$11.004	$11.16	$11.08	$11.017	$10.264
Value at end of period	$9.63	$9.863	$9.717	$9.09	$10.104	$11.004	$11.16	$11.08	$11.017
OPPENHEIMER AGGRESSIVE GROWTH FUND
Value at beginning of period	$6.86
Value at end of period	$7.25

CFI 4

CONDENSED FINANCIAL INFORMATION

TABLE II
ASSUMED ANNUAL NET RETURN RATE OF 3.50% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$7.41	$7.091	$5.839	$5.916	$7.024	$9.494	$9.201	$10.483
Value at end of period	$7.26	$7.411	$7.091	$5.839	$5.916	$7.024	$9.494	$9.201
ING AMERICAN CENTURY SELECT PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$10.22
Value at end of period	$10.11
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds first available during November 2004)
Value at beginning of period	$10.17
Value at end of period	$10.21
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds first available during November 2004)
Value at beginning of period	$10.26
Value at end of period	$11.32
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds first available during November 2004)
Value at beginning of period	$10.34
Value at end of period	$11.93
ING EVERGREEN OMEGA PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$11.07
Value at end of period	$10.97
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$10.31
Value at end of period	$10.21
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$10.43	$9.195	$7.444	$9.523	$13.659	$17.801	$11.777	$11.433
Value at end of period	$10.95	$10.425	$9.195	$7.444	$9.523	$13.659	$17.801	$11.777
ING LEGG MASON VALUE PORTFOLIO
(Funds first available during November 2004)
Value at beginning of period	$10.56
Value at end of period	$10.70
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 1997)
Value at beginning of period	$12.13	$11.266	$9.219	$13.834	$19.267	$21.414	$15.084	$12.474	$12.335
Value at end of period	$11.75	$12.126	$11.266	$9.219	$13.834	$19.267	$21.414	$15.084	$12.474

CFI 5

CFI 6

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$11.35
Value at end of period	$11.23
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$10.71
Value at end of period	$10.61
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$9.88
Value at end of period	$9.77
ING PIONEER FUND PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$10.75
Value at end of period	$10.64
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 1997)
Value at beginning of period	$7.28	$6.956	$5.276	$8.547	$11.976	$17.621	$12.241	$9.894	$10.05
Value at end of period	$7.74	$7.278	$6.956	$5.276	$8.547	$11.976	$17.621	$12.241	$9.894
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$10.74	$10.233	$8.191	$11.192	$13.064	$13.694	$11.733	$11.154
Value at end of period	$10.88	$10.736	$10.233	$8.191	$11.192	$13.064	$13.694	$11.733
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during March 1997)
Value at beginning of period	$16.46	$17.953	$15.829	$18.495	$17.774	$18.73	$17.28	$15.488	$13.448
Value at end of period	$16.37	$16.455	$17.953	$15.829	$18.495	$17.774	$18.73	$17.28	$15.488
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$13.28	$60.225	$50.064	$69.952	$19.16	$22.55	$20.128	$18.426	$15.431
Value at end of period	$13.70	$13.275	$60.225	$50.064	$69.952	$19.16	$22.55	$20.128	$18.426
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$11.21	$10.969	$8.818	$13.006	$18.688	$22.24	$17.245	$14.972
Value at end of period	$11.70	$11.212	$10.969	$8.818	$13.006	$18.688	$22.24	$17.245
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$12.51	$11.86	$9.854	$13.16	$15.967	$18.467	$15.572	$12.402	$11.263
Value at end of period	$12.58	$12.506	$11.86	$9.854	$13.16	$15.967	$18.467	$15.572	$12.402
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 1997)
Value at beginning of period	$12.83	$31.59	$31.145	$30.129	$11.788	$11.266	$11.896	$11.529	$11.087
Value at end of period	$12.62	$12.826	$31.59	$31.145	$30.129	$11.788	$11.266	$11.896	$11.529

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$8.48	$7.592	$6.025	$8.612	$11.835	$15.565	$10.78	$10.413
Value at end of period	$9.46	$8.483	$7.592	$6.025	$8.612	$11.835	$15.565	$10.78
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$9.15	$9.492	$9.859	$10.167	$10.252	$10.098	$10.073	$10.044
Value at end of period	$8.99	$9.148	$9.492	$9.859	$10.167	$10.252	$10.098	$10.073
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period	$17.15	$15.722	$11.986	$16.362	$16.488	$16.189	$12.968	$13.444	$12.93
Value at end of period	$18.05	$17.15	$15.722	$11.986	$16.362	$16.488	$16.189	$12.968	$13.444
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$9.57	$9.108	$7.989	$9.256	$10.429	$10.883	$10.35	$10.242	$10.108
Value at end of period	$9.57	$9.573	$9.108	$7.989	$9.256	$10.429	$10.883	$10.35	$10.242
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$9.76	$9.134	$7.698	$9.355	$11.085	$11.298
Value at end of period	$9.89	$9.757	$9.134	$7.698	$9.355	$11.085
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$11.09	$10.77	$9.932	$10.882	$11.681	$11.678	$11.429	$11.201	$10.372
Value at end of period	$10.99	$11.09	$10.77	$9.932	$10.882	$11.681	$11.678	$11.429	$11.201
OPPENHEIMER AGGRESSIVE GROWTH FUND
Value at beginning of period	$7.42
Value at end of period	$7.95

CONDENSED FINANCIAL INFORMATION

TABLE III
FOR THE FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.50	$8.214	$6.832	$6.959
Value at end of period	$8.25	$8.504	$8.214	$6.832
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds first available during May 2005)
Value at beginning of period	$9.80
Value at end of period	$9.70
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during July 2001)
Value at beginning of period	$8.42	$8.148	$7.256	$8.902	$9.071
Value at end of period	$8.30	$8.421	$8.148	$7.256	$8.902
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$5.93	$5.788	$4.86
Value at end of period	$6.06	$5.926	$5.788
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$6.91	$6.617	$5.552	$8.148	$9.065
Value at end of period	$6.88	$6.911	$6.617	$5.552	$8.148
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$10.79	$10.891	$10.845	$11.057	$10.769
Value at end of period	$10.51	$10.789	$10.891	$10.845	$11.057
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$8.60	$9.005	$9.448	$10.28	$10.233
Value at end of period	$8.37	$8.597	$9.005	$9.448	$10.28
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$8.46	$8.12	$7.195	$8.53
Value at end of period	$8.37	$8.455	$8.12	$7.195
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$8.00	$7.562	$6.438	$8.01
Value at end of period	$8.03	$8.002	$7.562	$6.438
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$8.97	$8.793	$8.19
Value at end of period	$8.80	$8.97	$8.793

CFI 7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2006

ING Income Annuity

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “separate account”) dated April 28, 2006.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING

Customer Service Center

909 Locust Street

Des Moines, IA 50309-2899

1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2005, the Company and its subsidiary life company had $54 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or its management affiliates, ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2005. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc." The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see “Variable Annuity Account B” below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2005, 2004 and 2003 amounted to $2,761,989.83, $2,068,285.47 and $2,770,934 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

4

FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
Variable Annuity Account B
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account B (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Government Securities Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
The Alger American Funds:
    Alger American Balanced Portfolio - Class O
    Alger American Income & Growth Portfolio - Class O
    Alger American Leveraged AllCap Portfolio - Class O
AllianceBernstein Variable Products Series Fund, Inc.:
    AllianceBernstein VPSF Growth and Income Portfolio Class A
    AllianceBernstein VPSF Large Cap Growth Portfolio - Class A
    AllianceBernstein VPSF Small Cap Growth A
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
    ING GET Fund - Series H
    ING GET Fund - Series I
    ING GET Fund - Series J

ING GET Fund (continued):
    ING GET Fund - Series K
    ING GET Fund - Series L
    ING GET Fund - Series M
    ING GET Fund - Series N
    ING GET Fund - Series P
    ING GET Fund - Series Q
    ING GET Fund - Series R
    ING GET Fund - Series S
    ING GET Fund - Series T
    ING GET Fund - Series U
    ING GET Fund - Series V
ING Investors Trust:
    ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio
    ING American Funds International Portfolio
    ING Evergreen Health Sciences Portfolio - Class S
    ING Evergreen Omega Portfolio - Institutional Class
    ING FMRSM Diversified Mid Cap Portfolio - Service Class
    ING FMRSM Earnings Growth Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity Portfolio - Service Class
    ING JPMorgan Small Cap Equity Portfolio - Institutional Class
    ING JPMorgan Small Cap Equity Portfolio - Service Class
    ING JPMorgan Value Opportunities Portfolio - Institutional Class
    ING JPMorgan Value Opportunities Portfolio - Service Class
    ING Julius Baer Foreign Portfolio - Service Class
    ING Legg Mason Value Portfolio - Institutional Class
    ING Legg Mason Value Portfolio - Service Class
    ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
    ING LifeStyle Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Portfolio - Service 1 Class
    ING Marsico Growth Portfolio - Service Class
    ING Marsico International Opportunities Portfolio - Service Class
    ING Mercury Large Cap Growth Portfolio - Service Class
    ING MFS Total Return Portfolio - Institutional Class
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class
    ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Oppenheimer Main Street Portfolio® - Service Class

ING Investors Trust (continued):
    ING PIMCO High Yield Portfolio - Service Class
    ING Pioneer Fund Portfolio - Institutional Class
    ING T. Rowe Price Capital Appreciation Portfolio - Service Class
    ING T. Rowe Price Equity Income Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class
    ING Van Kampen Growth and Income Portfolio - Service Class
ING Partners, Inc.:
    ING American Century Large Company Value Portfolio - Service Class
    ING American Century Select Portfolio - Initial Class
    ING American Century Select Portfolio - Service Class
    ING American Century Small Cap Value Portfolio - Service Class
    ING Baron Small Cap Growth Portfolio - Service Class
    ING Davis Venture Value Portfolio - Service Class
    ING Fundamental Research Portfolio - Service Class
    ING Goldman Sachs® Capital Growth Portfolio - Service Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING JPMorgan Mid Cap Value Portfolio - Service Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING OpCap Balanced Value Portfolio - Service Class
    ING Oppenheimer Global Portfolio - Initial Class
    ING Oppenheimer Global Portfolio - Service Class
    ING Oppenheimer Strategic Income Portfolio - Initial Class
    ING PIMCO Total Return Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING Solution 2015 Portfolio - Service Class
    ING Solution 2025 Portfolio - Service Class
    ING Solution 2035 Portfolio - Service Class
    ING Solution 2045 Portfolio - Service Class
    ING Solution Income Portfolio - Service Class
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Comstock Portfolio - Service Class
    ING Van Kampen Equity and Income Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1
    ING GET U.S. Core Portfolio - Series 2
    ING GET U.S. Core Portfolio - Series 3
    ING GET U.S. Core Portfolio - Series 4
    ING GET U.S. Core Portfolio - Series 5
    ING GET U.S. Core Portfolio - Series 6
    ING GET U.S. Core Portfolio - Series 7
    ING GET U.S. Core Portfolio - Series 8
    ING GET U.S. Core Portfolio - Series 9
    ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11	ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MagnaCap Portfolio - Class I
    ING VP MagnaCap Portfolio - Class S
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class S
    ING VP Real Estate Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
    ING VP Balanced Portfolio - Class I
ING VP Emerging Markets Fund, Inc.:
    ING VP Emerging Markets Fund
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
    Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
MFS® Variable Insurance TrustSM:
    MFS® Strategic Income Series
    MFS® Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Main Street Small Cap Fund®/VA
    Oppenheimer Strategic Bond Fund/VA
PIMCO Variable Insurance Trust:
    PIMCO Real Return Portfolio - Admin Class
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I
    Pioneer Fund VCT Portfolio - Class I
    Pioneer High Yield VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

Prudential Series Fund, Inc.: Jennison Portfolio - Class II SP William Blair International Growth Portfolio - Class II UBS Series Trust: UBS U.S. Allocation Portfolio - Class I	Wanger Advisors Trust: Wanger Select Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluatin g the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares	AIM V.I. Government Securities Fund - Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Assets
Investments in mutual funds at fair value	$448	$893	$12,677	$433	$522

Total assets	448	893	12,677	433	522

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$448	$893	$12,677	$433	$522

Net assets
Accumulation units	$448	$893	$12,677	$433	$522
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$448	$893	$12,677	$433	$522

Total number of shares	18,166	38,100	1,067,960	25,130	23,382

Cost of shares	$409	$840	$13,186	$379	$488

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	American Century VP Balanced Fund	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Assets
Investments in mutual funds at fair value	$887	$1,168	$2,190	$28,972	$3,367

Total assets	887	1,168	2,190	28,972	3,367

Liabilities
Payable to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$887	$1,168	$2,190	$28,971	$3,367

Net assets
Accumulation units	$887	$1,168	$2,190	$28,915	$3,357

Contracts in payout (annuitization) period	—	—	—	56	10

Total net assets	$887	$1,168	$2,190	$28,971	$3,367

Total number of shares	118,311	141,892	1,127,157	1,355,085	376,620

Cost of shares	$756	$918	$1,936	$25,777	$3,263

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II	Federated Mid Cap Growth Strategies Fund II

Assets
Investments in mutual funds at fair value	$6,708	$4,124	$7,437	$4,318	$8,518

Total assets	6,708	4,124	7,437	4,318	8,518

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$6,708	$4,124	$7,437	$4,318	$8,518

Net assets
Accumulation units	$6,610	$4,124	$7,394	$4,295	$8,518
Contracts in payout (annuitization) period	98	—	43	23	—

Total net assets	$6,708	$4,124	$7,437	$4,318	$8,518

Total number of shares	494,353	363,003	960,857	299,413	359,579

Cost of shares	$6,759	$4,186	$7,031	$4,690	$9,181

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$2,500	$9,118	$286,206	$191,807	$90,044

Total assets	2,500	9,118	286,206	191,807	90,044

Liabilities
Payable to related parties	—	—	10	7	3

Total liabilities	—	—	10	7	3

Net assets	$2,500	$9,118	$286,196	$191,800	$90,041

Net assets
Accumulation units	$2,500	$9,118	$286,196	$191,800	$90,041
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$2,500	$9,118	$286,196	$191,800	$90,041

Total number of shares	2,500,498	606,233	9,223,533	7,524,796	2,671,939

Cost of shares	$2,500	$8,276	$201,005	$160,412	$83,016

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2

Assets
Investments in mutual funds at fair value	$39,782	$56,447	$1,759	$15,059	$4,461

Total assets	39,782	56,447	1,759	15,059	4,461

Liabilities
Payable to related parties	1	2	—	—	—

Total liabilities	1	2	—	—	—

Net assets	$39,781	$56,445	$1,759	$15,059	$4,461

Net assets
Accumulation units	$37,301	$56,445	$1,759	$15,059	$4,461
Contracts in payout (annuitization) period	2,480	—	—	—	—

Total net assets	$39,781	$56,445	$1,759	$15,059	$4,461

Total number of shares	6,447,614	397,849	137,851	730,649	265,711

Cost of shares	$41,969	$47,953	$1,751	$11,857	$4,122

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series L	ING GET Fund - Series M	ING GET Fund - Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Assets
Investments in mutual funds at fair value	$40,063	$60,673	$49,722	$35,845	$31,950

Total assets	40,063	60,673	49,722	35,845	31,950

Liabilities
Payable to related parties	2	3	3	2	2

Total liabilities	2	3	3	2	2

Net assets	$40,061	$60,670	$49,719	$35,843	$31,948

Net assets
Accumulation units	$40,061	$60,670	$49,719	$35,843	$31,948
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$40,061	$60,670	$49,719	$35,843	$31,948

Total number of shares	4,177,562	6,339,898	5,017,395	3,650,188	3,157,115

Cost of shares	$41,104	$62,177	$50,984	$36,425	$31,590

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U	ING GET Fund - Series V

Assets
Investments in mutual funds at fair value	$25,580	$31,378	$24,063	$23,509	$44,053

Total assets	25,580	31,378	24,063	23,509	44,053

Liabilities
Payable to related parties	1	2	1	1	2

Total liabilities	1	2	1	1	2

Net assets	$25,579	$31,376	$24,062	$23,508	$44,051

Net assets
Accumulation units	$25,579	$31,376	$24,062	$23,508	$44,051
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$25,579	$31,376	$24,062	$23,508	$44,051

Total number of shares	2,507,859	3,109,781	2,403,932	2,406,218	4,458,853

Cost of shares	$25,172	$31,208	$24,108	$24,037	$44,613

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S

Assets
Investments in mutual funds at fair value	$201	$20,436	$22,151	$27,750	$505

Total assets	201	20,436	22,151	27,750	505

Liabilities
Payable to related parties	—	1	1	1	—

Total liabilities	—	1	1	1	—

Net assets	$201	$20,435	$22,150	$27,749	$505

Net assets
Accumulation units	$201	$19,133	$20,438	$27,458	$505
Contracts in payout (annuitization) period	—	1,302	1,712	291	—

Total net assets	$201	$20,435	$22,150	$27,749	$505

Total number of shares	10,578	347,498	572,088	1,442,300	47,282

Cost of shares	$205	$18,182	$21,043	$23,712	$504

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Institutional Class	ING FMR SM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$17,455	$356	$25,075	$1,210	$2,620

Total assets	17,455	356	25,075	1,210	2,620

Liabilities
Payable to related parties	1	—	1	—	—

Total liabilities	1	—	1	—	—

Net assets	$17,454	$356	$25,074	$1,210	$2,620

Net assets
Accumulation units	$16,385	$356	$23,957	$1,210	$2,620
Contracts in payout (annuitization) period	1,069	—	1,117	—	—

Total net assets	$17,454	$356	$25,074	$1,210	$2,620

Total number of shares	1,588,237	26,910	2,365,573	82,466	178,618

Cost of shares	$16,968	$334	$24,468	$1,184	$2,413

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$9,171	$16	$45,059	$3,197	$2,191

Total assets	9,171	16	45,059	3,197	2,191

Liabilities
Payable to related parties	—	—	2	—	—

Total liabilities	—	—	2	—	—

Net assets	$9,171	$16	$45,057	$3,197	$2,191

Net assets
Accumulation units	$9,171	$16	$45,057	$3,197	$2,191
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$9,171	$16	$45,057	$3,197	$2,191

Total number of shares	729,604	1,280	4,187,685	297,684	167,756

Cost of shares	$9,185	$15	$43,972	$3,124	$2,137

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Assets
Investments in mutual funds at fair value	$37,806	$731	$532	$2,302	$3,437

Total assets	37,806	731	532	2,302	3,437

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$37,805	$731	$532	$2,302	$3,437

Net assets
Accumulation units	$35,378	$731	$532	$2,302	$3,437
Contracts in payout (annuitization) period	2,427	—	—	—	—

Total net assets	$37,805	$731	$532	$2,302	$3,437

Total number of shares	3,556,507	68,934	43,549	192,776	296,767

Cost of shares	$34,973	$704	$525	$2,247	$3,365

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$3,932	$210	$8,410	$1,700	$145,087

Total assets	3,932	210	8,410	1,700	145,087

Liabilities
Payable to related parties	—	—	—	—	5

Total liabilities	—	—	—	—	5

Net assets	$3,932	$210	$8,410	$1,700	$145,082

Net assets
Accumulation units	$3,932	$210	$8,410	$1,700	$145,082
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$3,932	$210	$8,410	$1,700	$145,082

Total number of shares	345,830	13,317	680,442	147,030	7,945,612

Cost of shares	$3,854	$206	$7,707	$1,590	$143,272

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$2,374	$469	$1,589	$27	$2,987

Total assets	2,374	469	1,589	27	2,987

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$2,374	$469	$1,589	$27	$2,987

Net assets
Accumulation units	$2,374	$469	$1,552	$27	$2,987
Contracts in payout (annuitization) period	—	—	37	—	—

Total net assets	$2,374	$469	$1,589	$27	$2,987

Total number of shares	130,235	41,851	91,088	1,526	292,574

Cost of shares	$2,382	$474	$1,542	$26	$3,008

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$27,256	$878	$4,775	$7,663	$1,341

Total assets	27,256	878	4,775	7,663	1,341

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$27,255	$878	$4,775	$7,663	$1,341

Net assets
Accumulation units	$23,054	$878	$4,775	$7,663	$1,341
Contracts in payout (annuitization) period	4,201	—	—	—	—

Total net assets	$27,255	$878	$4,775	$7,663	$1,341

Total number of shares	2,468,840	34,941	346,487	764,767	49,524

Cost of shares	$26,472	$856	$4,649	$7,405	$1,314

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING American Century Large Company Value Portfolio -Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$130	$69,125	$1,511	$3,883	$982

Total assets	130	69,125	1,511	3,883	982

Liabilities
Payable to related parties	—	2	—	—	—

Total liabilities	—	2	—	—	—

Net assets	$130	$69,123	$1,511	$3,883	$982

Net assets
Accumulation units	$130	$64,532	$1,511	$3,883	$982
Contracts in payout (annuitization) period	—	4,591	—	—	—

Total net assets	$130	$69,123	$1,511	$3,883	$982

Total number of shares	9,137	7,322,568	128,706	241,758	52,554

Cost of shares	$122	$63,363	$1,532	$3,635	$902

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$19	$379	$43,807	$2,101	$30,603

Total assets	19	379	43,807	2,101	30,603

Liabilities
Payable to related parties	—	—	1	—	1

Total liabilities	—	—	1	—	1

Net assets	$19	$379	$43,806	$2,101	$30,602

Net assets
Accumulation units	$19	$379	$41,213	$2,101	$27,467
Contracts in payout (annuitization) period	—	—	2,593	—	3,135

Total net assets	$19	$379	$43,806	$2,101	$30,602

Total number of shares	2,037	33,129	3,261,892	150,308	1,116,898

Cost of shares	$18	$342	$36,231	$2,119	$24,070

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$1,444	$193,569	$75,519	$5,693	$48,359

Total assets	1,444	193,569	75,519	5,693	48,359

Liabilities
Payable to related parties	—	7	3	—	2

Total liabilities	—	7	3	—	2

Net assets	$1,444	$193,562	$75,516	$5,693	$48,357

Net assets
Accumulation units	$1,444	$188,287	$72,739	$5,693	$46,514

Contracts in payout (annuitization) period	—	5,275	2,777	—	1,843

Total net assets	$1,444	$193,562	$75,516	$5,693	$48,357

Total number of shares	105,092	13,660,462	7,551,905	523,734	1,086,228

Cost of shares	$1,339	$165,949	$75,855	$5,684	$36,516

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$68	$125	$3	$3	$138

Total assets	68	125	3	3	138

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$68	$125	$3	$3	$138

Net assets
Accumulation units	$68	$125	$3	$3	$138
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$68	$125	$3	$3	$138

Total number of shares	6,303	11,347	290	272	13,235

Cost of shares	$66	$125	$3	$3	$135

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$90,833	$64,312	$40,269	$3,224	$146,300

Total assets	90,833	64,312	40,269	3,224	146,300

Liabilities
Payable to related parties	3	2	1	—	5

Total liabilities	3	2	1	—	5

Net assets	$90,830	$64,310	$40,268	$3,224	$146,295

Net assets
Accumulation units	$90,830	$57,826	$40,268	$3,224	$146,295
Contracts in payout (annuitization) period	—	6,484	—	—	—

Total net assets	$90,830	$64,310	$40,268	$3,224	$146,295

Total number of shares	10,500,978	1,222,205	4,330,002	265,133	4,053,757

Cost of shares	$78,880	$52,631	$34,499	$3,156	$134,683

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I

Assets
Investments in mutual funds at fair value	$2	$21,320	$14,816	$16,484	$383,794

Total assets	2	21,320	14,816	16,484	383,794

Liabilities
Payable to related parties	—	1	1	1	12

Total liabilities	—	1	1	1	12

Net assets	$2	$21,319	$14,815	$16,483	$383,782

Net assets
Accumulation units	$2	$16,533	$11,664	$13,365	$295,273
Contracts in payout (annuitization) period	—	4,786	3,151	3,118	88,509

Total net assets	$2	$21,319	$14,815	$16,483	$383,782

Total number of shares	48	1,485,692	957,118	1,242,211	18,531,828

Cost of shares	$2	$19,101	$12,556	$15,083	$367,693

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5

Assets
Investments in mutual funds at fair value	$19,332	$14,472	$41,140	$5,868	$3,957

Total assets	19,332	14,472	41,140	5,868	3,957

Liabilities
Payable to related parties	1	1	2	—	—

Total liabilities	1	1	2	—	—

Net assets	$19,331	$14,471	$41,138	$5,868	$3,957

Net assets
Accumulation units	$19,331	$14,471	$41,138	$5,868	$3,957
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$19,331	$14,471	$41,138	$5,868	$3,957

Total number of shares	1,915,914	1,445,733	4,118,153	563,113	374,722

Cost of shares	$19,167	$14,458	$41,166	$5,640	$3,760

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio- Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10

Assets
Investments in mutual funds at fair value	$68,987	$43,224	$32,289	$23,303	$21,699

Total assets	68,987	43,224	32,289	23,303	21,699

Liabilities
Payable to related parties	3	2	2	1	1

Total liabilities	3	2	2	1	1

Net assets	$68,984	$43,222	$32,287	$23,302	$21,698

Net assets
Accumulation units	$68,984	$43,222	$32,287	$23,302	$21,698
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$68,984	$43,222	$32,287	$23,302	$21,698

Total number of shares	6,665,414	4,225,250	3,156,277	2,316,368	2,165,598

Cost of shares	$66,670	$42,275	$31,580	$23,172	$21,675

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$24,280	$10,507	$23,712	$161,319	$18,302

Total assets	24,280	10,507	23,712	161,319	18,302

Liabilities
Payable to related parties	1	—	1	5	—

Total liabilities	1	—	1	5	—

Net assets	$24,279	$10,507	$23,711	$161,314	$18,302

Net assets
Accumulation units	$24,279	$10,507	$21,035	$120,580	$18,302
Contracts in payout (annuitization) period	—	—	2,676	40,734	—

Total net assets	$24,279	$10,507	$23,711	$161,314	$18,302

Total number of shares	2,422,016	2,460,591	2,284,346	10,461,698	979,238

Cost of shares	$24,238	$9,293	$19,679	$134,106	$14,341

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class S

Assets
Investments in mutual funds at fair value	$9,917	$17,087	$72,339	$12,906	$1,436

Total assets	9,917	17,087	72,339	12,906	1,436

Liabilities
Payable to related parties	—	1	2	—	—

Total liabilities	—	1	2	—	—

Net assets	$9,917	$17,086	$72,337	$12,906	$1,436

Net assets
Accumulation units	$9,917	$14,654	$65,263	$12,906	$1,436
Contracts in payout (annuitization) period	—	2,432	7,074	—	—

Total net assets	$9,917	$17,086	$72,337	$12,906	$1,436

Total number of shares	594,521	1,690,099	3,341,297	931,808	104,316

Cost of shares	$8,240	$13,576	$55,904	$11,469	$1,443

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Assets
Investments in mutual funds at fair value	$126	$3,967	$379	$10,674	$2,360

Total assets	126	3,967	379	10,674	2,360

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$126	$3,967	$379	$10,674	$2,360

Net assets
Accumulation units	$126	$3,967	$379	$10,674	$2,360
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$126	$3,967	$379	$10,674	$2,360

Total number of shares	10,868	311,643	50,124	1,426,982	157,762

Cost of shares	$121	$3,685	$315	$8,674	$2,183

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I
Assets
Investments in mutual funds at fair value	$88	$6,065	$174,471	$130,587	$214,224

Total assets	88	6,065	174,471	130,587	214,224

Liabilities
Payable to related parties	—	—	6	4	7

Total liabilities	—	—	6	4	7

Net assets	$88	$6,065	$174,465	$130,583	$214,217

Net assets
Accumulation units	$88	$6,065	$132,879	$118,853	$210,480
Contracts in payout (annuitization) period	—	—	41,586	11,730	3,737

Total net assets	$88	$6,065	$174,465	$130,583	$214,217

Total number of shares	4,982	345,175	12,791,112	10,068,355	16,265,553

Cost of shares	$79	$5,198	$155,235	$135,631	$210,077

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares

Assets
Investments in mutual funds at fair value	$4,803	$19	$11	$7	$6

Total assets	4,803	19	11	7	6

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$4,803	$19	$11	$7	$6

Net assets
Accumulation units	$4,803	$19	$11	$7	$6
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$4,803	$19	$11	$7	$6

Total number of shares	200,952	743	979	349	211

Cost of shares	$3,880	$19	$11	$7	$6

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series	Oppenheimer Aggressive Growth Fund/VA

Assets
Investments in mutual funds at fair value	$6	$7,859	$5,924	$2,057	$32,592

Total assets	6	7,859	5,924	2,057	32,592

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$6	$7,859	$5,924	$2,057	$32,591

Net assets
Accumulation units	$6	$7,859	$5,924	$2,057	$30,070
Contracts in payout (annuitization) period	—	—	—	—	2,521

Total net assets	$6	$7,859	$5,924	$2,057	$32,591

Total number of shares	213	300,432	280,872	193,310	659,898

Cost of shares	$6	$7,754	$5,729	$2,065	$24,097

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class

Assets
Investments in mutual funds at fair value	$72	$58,464	$41	$1	$1,526

Total assets	72	58,464	41	1	1,526

Liabilities
Payable to related parties	—	2	—	—	—

Total liabilities	—	2	—	—	—

Net assets	$72	$58,462	$41	$1	$1,526

Net assets
Accumulation units	$72	$50,787	$41	$1	$1,526
Contracts in payout (annuitization) period	—	7,675	—	—	—

Total net assets	$72	$58,462	$41	$1	$1,526

Total number of shares	2,145	2,683,079	2,364	159	120,286

Cost of shares	$72	$49,422	$39	$1	$1,551

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I	Wanger Select

Assets
Investments in mutual funds at fair value	$4,265	$81	$133	$4,234	$554

Total assets	4,265	81	133	4,234	554

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$4,265	$81	$133	$4,234	$554

Net assets
Accumulation units	$4,265	$81	$133	$4,234	$554
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$4,265	$81	$133	$4,234	$554

Total number of shares	200,705	3,771	12,266	169,357	24,445

Cost of shares	$4,124	$78	$137	$4,000	$514

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

Wanger U.S. Smaller Companies

Assets
Investments in mutual funds at fair value	$552

Total assets	552

Liabilities
Payable to related parties	—

Total liabilities	—

Net assets	$552

Net assets
Accumulation units	$552
Contracts in payout (annuitization) period	—

Total net assets	$552

Total number of shares	15,805

Cost of shares	$535

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Government Securities Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$—	$13	$415	$—	$5

Total investment income	—	13	415	—	5
Expenses:
Mortality and expense risk and other charges	130	277	175	142	304

Total expenses	130	277	175	142	304

Net investment income (loss)	(130)	(264)	240	(142)	(299)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,939	4,004	(66)	1,461	200
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,939	4,004	(66)	1,461	200
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)	298

Net increase (decrease) in net assets resulting from operations	$341	$292	$53	$221	$199

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	AllianceBernstein VPSF Growth and Income Portfolio Class A	AllianceBernstein VPSF Large Cap Growth Portfolio - Class A

Net investment income (loss)
Income:
Dividends	$29	$53	$—	$688	$—

Total investment income	29	53	—	688	—
Expenses:
Mortality and expense risk and other charges	17	50	48	435	66

Total expenses	17	50	48	435	66

Net investment income (loss)	12	3	(48)	253	(66)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	175	32	430	5,065	998
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	175	32	430	5,065	998
Net unrealized appreciation (depreciation) of investments	(123)	(60)	(131)	(5,284)	(654)

Net increase (decrease) in net assets resulting from operations	$64	$(25)	$251	$34	$278

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AllianceBernstein VPSF Small Cap Growth A	American Century VP Balanced Fund	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II

Net investment income (loss)
Income:
Dividends	$—	$19	$13	$39	$590

Total investment income	—	19	13	39	590
Expenses:
Mortality and expense risk and other charges	44	14	16	27	503

Total expenses	44	14	16	27	503

Net investment income (loss)	(44)	5	(3)	12	87

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	636	35	21	39	354
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	636	35	21	39	354
Net unrealized appreciation (depreciation) of investments	(678)	(9)	104	43	600

Net increase (decrease) in net assets resulting from operations	$(86)	$31	$122	$94	$1,041

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated Capital Income Fund II	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net investment income (loss)
Income:
Dividends	$247	$179	$240	$890	$—

Total investment income	247	179	240	890	—
Expenses:
Mortality and expense risk and other charges	61	108	77	138	68

Total expenses	61	108	77	138	68

Net investment income (loss)	186	71	163	752	(68)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(783)	(223)	12	273	(2,291)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(783)	(223)	12	273	(2,291)
Net unrealized appreciation (depreciation) of investments	789	259	(145)	(942)	2,639

Net increase (decrease) in net assets resulting from operations	$192	$107	$30	$83	$280

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$70	$291	$734	$3,440

Total investment income	—	70	291	734	3,440
Expenses:
Mortality and expense risk and other charges	131	38	139	3,168	2,536

Total expenses	131	38	139	3,168	2,536

Net investment income (loss)	(131)	32	152	(2,434)	904

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1,600)	—	164	6,090	3,234
Capital gains distributions	—	—	4	46	7,560

Total realized gain (loss) on investments and capital gains distributions	(1,600)	—	168	6,136	10,794
Net unrealized appreciation (depreciation) of investments	2,668	—	(107)	34,607	(3,347)

Net increase (decrease) in net assets resulting from operations	$937	$32	$213	$38,309	$8,351

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$513	$6,417	$1,192	$71	$95

Total investment income	513	6,417	1,192	71	95
Expenses:
Mortality and expense risk and other charges	1,205	545	863	26	166

Total expenses	1,205	545	863	26	166

Net investment income (loss)	(692)	5,872	329	45	(71)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(492)	1,573	1,251	1	999
Capital gains distributions	—	—	—	43	74

Total realized gain (loss) on investments and capital gains distributions	(492)	1,573	1,251	44	1,073
Net unrealized appreciation (depreciation) of investments	4,763	(7,010)	216	(74)	1,281

Net increase (decrease) in net assets resulting from operations	$3,579	$435	$1,796	$15	$2,283

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	ING GET Fund - Series H	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K

Net investment income (loss)
Income:
Dividends	$27	$4,112	$3,385	$3,090	$3,661

Total investment income	27	4,112	3,385	3,090	3,661
Expenses:
Mortality and expense risk and other charges	37	278	436	522	906

Total expenses	37	278	436	522	906

Net investment income (loss)	(10)	3,834	2,949	2,568	2,755

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	219	(6,654)	(4,377)	(3,698)	(3,418)
Capital gains distributions	22	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	241	(6,654)	(4,377)	(3,698)	(3,418)
Net unrealized appreciation (depreciation) of investments	18	2,790	1,427	1,227	805

Net increase (decrease) in net assets resulting from operations	$249	$(30)	$(1)	$97	$142

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series L	ING GET Fund - Series M	ING GET Fund – Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Net investment income (loss)
Income:
Dividends	$1,735	$3,163	$2,125	$1,577	$1,371

Total investment income	1,735	3,163	2,125	1,577	1,371
Expenses:
Mortality and expense risk and other charges	901	1,346	1,098	834	689

Total expenses	901	1,346	1,098	834	689

Net investment income (loss)	834	1,817	1,027	743	682

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(252)	(302)	(389)	(112)	140
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(252)	(302)	(389)	(112)	140
Net unrealized appreciation (depreciation) of investments	(424)	(1,385)	(650)	(968)	(990)

Net increase (decrease) in net assets resulting from operations	$158	$130	$(12)	$(337)	$(168)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U	ING GET Fund - Series V

Net investment income (loss)
Income:
Dividends	$1,013	$853	$686	$557	$966

Total investment income	1,013	853	686	557	966
Expenses:
Mortality and expense risk and other charges	583	664	519	503	1,002

Total expenses	583	664	519	503	1,002

Net investment income (loss)	430	189	167	54	(36)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	212	105	73	(4)	(158)
Capital gains distributions	753	969	860	1,336	—

Total realized gain (loss) on investments and capital gains distributions	965	1,074	933	1,332	(158)
Net unrealized appreciation (depreciation) of investments	(1,525)	(1,331)	(1,242)	(1,570)	(445)

Net increase (decrease) in net assets resulting from operations	$(130)	$(68)	$(142)	$(184)	$(639)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio – Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$—	$52	$97	$—

Total investment income	—	—	52	97	—
Expenses:
Mortality and expense risk and other charges	—	147	174	224	1

Total expenses	—	147	174	224	1

Net investment income (loss)	—	(147)	(122)	(127)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	32	10	231	2
Capital gains distributions	—	3	11	35	17

Total realized gain (loss) on investments and capital gains distributions	1	35	21	266	19
Net unrealized appreciation (depreciation) of investments	(4)	2,206	1,081	3,874	1

Net increase (decrease) in net assets resulting from operations	$(3)	$2,094	$980	$4,013	$19

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$5	$—	$44	$—	$—

Total investment income	5	—	44	—	—
Expenses:
Mortality and expense risk and other charges	64	1	91	1	5

Total expenses	64	1	91	1	5

Net investment income (loss)	(59)	(1)	(47)	(1)	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16	2	18	—	48
Capital gains distributions	—	2	56	—	—

Total realized gain (loss) on investments and capital gains distributions	16	4	74	—	48
Net unrealized appreciation (depreciation) of investments	487	22	607	26	207

Net increase (decrease) in net assets resulting from operations	$444	$25	$634	$25	$250

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$1

Total investment income	—	—	—	—	1
Expenses:
Mortality and expense risk and other charges	45	—	176	13	9

Total expenses	45	—	176	13	9

Net investment income (loss)	(45)	—	(176)	(13)	(8)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(23)	—	38	—	35
Capital gains distributions	410	—	—	—	158

Total realized gain (loss) on investments and capital gains distributions	387	—	38	—	193
Net unrealized appreciation (depreciation) of investments	(14)	1	1,087	73	40

Net increase (decrease) in net assets resulting from operations	$328	$1	$949	$60	$225

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	160	1	1	6	6

Total expenses	160	1	1	6	6

Net investment income (loss)	(160)	(1)	(1)	(6)	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	77	—	4	4	2
Capital gains distributions	9	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	86	—	4	4	2
Net unrealized appreciation (depreciation) of investments	2,809	27	7	55	72

Net increase (decrease) in net assets resulting from operations	$2,735	$26	$10	$53	$68

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$9	$—	$138

Total investment income	—	—	9	—	138
Expenses:
Mortality and expense risk and other charges	10	1	26	6	545

Total expenses	10	1	26	6	545

Net investment income (loss)	(10)	(1)	(17)	(6)	(407)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	(3)	25	—	(227)
Capital gains distributions	—	—	104	—	198

Total realized gain (loss) on investments and capital gains distributions	3	(3)	129	—	(29)
Net unrealized appreciation (depreciation) of investments	78	4	703	110	1,815

Net increase (decrease) in net assets resulting from operations	$71	$—	$815	$104	$1,379

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$57	$3	$8	$—	$65

Total investment income	57	3	8	—	65
Expenses:
Mortality and expense risk and other charges	23	1	9	—	11

Total expenses	23	1	9	—	11

Net investment income (loss)	34	2	(1)	—	54

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	27	18	17	—	(3)
Capital gains distributions	89	9	—	—	—

Total realized gain (loss) on investments and capital gains distributions	116	27	17	—	(3)
Net unrealized appreciation (depreciation) of investments	(101)	(5)	47	1	(21)

Net increase (decrease) in net assets resulting from operations	$49	$24	$63	$1	$30

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$122	$—	$56	$2	$—

Total investment income	122	—	56	2	—
Expenses:
Mortality and expense risk and other charges	96	1	38	31	2

Total expenses	96	1	38	31	2

Net investment income (loss)	26	(1)	18	(29)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	1	179	9	1
Capital gains distributions	6	—	114	—	—

Total realized gain (loss) on investments and capital gains distributions	15	1	293	9	1
Net unrealized appreciation (depreciation) of investments	784	22	(133)	258	27

Net increase (decrease) in net assets resulting from operations	$825	$22	$178	$238	$26

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$3	$—	$—	$3	$—

Total investment income	3	—	—	3	—
Expenses:
Mortality and expense risk and other charges	3	611	1	12	36

Total expenses	3	611	1	12	36

Net investment income (loss)	—	(611)	(1)	(9)	(36)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	513	12	78	435
Capital gains distributions	—	—	—	163	—

Total realized gain (loss) on investments and capital gains distributions	8	513	12	241	435
Net unrealized appreciation (depreciation) of investments	(13)	5,762	(42)	(130)	(155)

Net increase (decrease) in net assets resulting from operations	$(5)	$5,664	$(31)	$102	$244

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$1	$1	$330	$6

Total investment income	—	1	1	330	6
Expenses:
Mortality and expense risk and other charges	10	1	3	515	16

Total expenses	10	1	3	515	16

Net investment income (loss)	(10)	—	(2)	(185)	(10)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	56	6	4	2,934	219
Capital gains distributions	—	—	—	—	146

Total realized gain (loss) on investments and capital gains distributions	56	6	4	2934	365
Net unrealized appreciation (depreciation) of investments	(32)	(4)	3	945	(253)

Net increase (decrease) in net assets resulting from operations	$14	$2	$5	$3,694	$102

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$270	$7	$1,591	$—	$1,715

Total investment income	270	7	1,591	—	1,715
Expenses:
Mortality and expense risk and other charges	415	18	1,559	—	660

Total expenses	415	18	1,559	—	660

Net investment income (loss)	(145)	(11)	32	—	1,055

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,230	100	2,114	(12)	70
Capital gains distributions	—	—	3,309	—	—

Total realized gain (loss) on investments and capital gains distributions	1,230	100	5,423	(12)	70
Net unrealized appreciation (depreciation) of investments	(1,171)	(75)	27,620	—	(336)

Net increase (decrease) in net assets resulting from operations	$(86)	$14	$33,075	$(12)	$789

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$74	$—	$—	$—	$—

Total investment income	74	—	—	—	—
Expenses:
Mortality and expense risk and other charges	42	625	—	—	—

Total expenses	42	625	—	—	—

Net investment income (loss)	32	(625)	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6	780	—	—	—
Capital gains distributions	56	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	62	780	—	—	—
Net unrealized appreciation (depreciation) of investments	(41)	4,222	2	—	—

Net increase (decrease) in net assets resulting from operations	$53	$4,377	$2	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio – Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$337

Total investment income	—	—	—	—	337
Expenses:
Mortality and expense risk and other charges	—	—	719	2	870

Total expenses	—	—	719	2	870

Net investment income (loss)	—	—	(719)	(2)	(533)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	647	1	1,806
Capital gains distributions	—	—	1,537	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	2,184	1	1,806
Net unrealized appreciation (depreciation) of investments	—	3	11,953	(37)	1,604

Net increase (decrease) in net assets resulting from operations	$—	$3	$13,418	$(38)	$2,877

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$368	$21	$125	$—	$331

Total investment income	368	21	125	—	331
Expenses:
Mortality and expense risk and other charges	528	33	1,201	—	279

Total expenses	528	33	1,201	—	279

Net investment income (loss)	(160)	(12)	(1,076)	—	52

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	698	216	742	8	443
Capital gains distributions	—	151	126	—	—

Total realized gain (loss) on investments and capital gains distributions	698	367	868	8	443
Net unrealized appreciation (depreciation) of investments	2,535	(284)	11,617	(11)	232

Net increase (decrease) in net assets resulting from operations	$3,073	$71	$11,409	$(3)	$727

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio – Series 2

Net investment income (loss)
Income:
Dividends	$185	$344	$4,009	$505	$450

Total investment income	185	344	4,009	505	450
Expenses:
Mortality and expense risk and other charges	188	231	4,318	399	315

Total expenses	188	231	4,318	399	315

Net investment income (loss)	(3)	113	(309)	106	135

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	489	260	(28,515)	137	112
Capital gains distributions	—	—	—	817	367

Total realized gain (loss) on investments and capital gains distributions	489	260	(28,515)	954	479
Net unrealized appreciation (depreciation) of investments	218	40	54,414	(1,161)	(810)

Net increase (decrease) in net assets resulting from operations	$704	$413	$25,590	$(101)	$(196)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net investment income (loss)
Income:
Dividends	$943	$122	$41	$297	$28

Total investment income	943	122	41	297	28
Expenses:
Mortality and expense risk and other charges	880	134	71	1,333	797

Total expenses	880	134	71	1,333	797

Net investment income (loss)	63	(12)	(30)	(1,036)	(769)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(11)	90	23	295	(19)
Capital gains distributions	61	38	69	7	—

Total realized gain (loss) on investments and capital gains distributions	50	128	92	302	(19)
Net unrealized appreciation (depreciation) of investments	(720)	(170)	(32)	1,282	904

Net increase (decrease) in net assets resulting from operations	$(607)	$(54)	$30	$548	$116

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	452	215	93	17	107

Total expenses	452	215	93	17	107

Net investment income (loss)	(452)	(215)	(93)	(17)	(107)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	91	(2)	9	1	(281)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	91	(2)	9	1	(281)
Net unrealized appreciation (depreciation) of investments	709	131	24	42	1,179

Net increase (decrease) in net assets resulting from operations	$348	$(86)	$(60)	$26	$791

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio – Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$175	$2,126	$80	$29	$140

Total investment income	175	2,126	80	29	140
Expenses:
Mortality and expense risk and other charges	286	2,075	147	78	180

Total expenses	286	2,075	147	78	180

Net investment income (loss)	(111)	51	(67)	(49)	(40)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	168	2,990	1,099	576	784
Capital gains distributions	—	—	1,232	478	—

Total realized gain (loss) on investments and capital gains distributions	168	2,990	2,331	1,054	784
Net unrealized appreciation (depreciation) of investments	1,670	3,442	(578)	(410)	1,432

Net increase (decrease) in net assets resulting from operations	$1,727	$6,483	$1,686	$595	$2,176

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class S	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$110	$274	$—	$1	$97

Total investment income	110	274	—	1	97
Expenses:
Mortality and expense risk and other charges	905	177	1	—	33

Total expenses	905	177	1	—	33

Net investment income (loss)	(795)	97	(1)	1	64

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7,453	17	—	—	242
Capital gains distributions	982	—	—	2	244

Total realized gain (loss) on investments and capital gains distributions	8,435	17	—	2	486
Net unrealized appreciation (depreciation) of investments	(1,912)	613	(7)	5	(207)

Net increase (decrease) in net assets resulting from operations	$5,728	$727	$(8)	$8	$343

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$2	$16	$—	$—	$54

Total investment income	2	16	—	—	54
Expenses:
Mortality and expense risk and other charges	1	18	3	141	16

Total expenses	1	18	3	141	16

Net investment income (loss)	1	(2)	(3)	(141)	38

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	149	9	566	149
Capital gains distributions	14	136	—	—	—

Total realized gain (loss) on investments and capital gains distributions	23	285	9	566	149
Net unrealized appreciation (depreciation) of investments	(14)	(204)	24	479	79

Net increase (decrease) in net assets resulting from operations	$10	$79	$30	$904	$266

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund	ING VP Intermediate Bond Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$4,240	$6	$4,961

Total investment income	—	—	4,240	6	4,961
Expenses:
Mortality and expense risk and other charges	2	72	2,158	10	1,592

Total expenses	2	72	2,158	10	1,592

Net investment income (loss)	(2)	(72)	2,082	(4)	3,369

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(19)	267	279	430	424
Capital gains distributions	—	—	—	—	685

Total realized gain (loss) on investments and capital gains distributions	(19)	267	279	430	1,109
Net unrealized appreciation (depreciation) of investments	(30)	207	2,840	(212)	(1,961)

Net increase (decrease) in net assets resulting from operations	$(51)	$402	$5,201	$214	$2,517

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$2,199	$1	$—	$—	$—

Total investment income	2,199	1	—	—	—
Expenses:
Mortality and expense risk and other charges	2,482	31	586	60	312

Total expenses	2,482	31	586	60	312

Net investment income (loss)	(283)	(30)	(586)	(60)	(312)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	360	359	6,871	(293)	(1,108)
Capital gains distributions	—	117	—	—	—

Total realized gain (loss) on investments and capital gains distributions	360	476	6,871	(293)	(1,108)
Net unrealized appreciation (depreciation) of investments	3,405	549	(10,977)	321	(3,903)

Net increase (decrease) in net assets resulting from operations	$3,482	$995	$(4,692)	$(32)	$(5,323)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series

Net investment income (loss)
Income:
Dividends	$—	$—	$77	$25	$160

Total investment income	—	—	77	25	160
Expenses:
Mortality and expense risk and other charges	343	579	67	49	32

Total expenses	343	579	67	49	32

Net investment income (loss)	(343)	(579)	10	(24)	128

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	22,115	657	221	446	28
Capital gains distributions	—	—	470	346	8

Total realized gain (loss) on investments and capital gains distributions	22,115	657	691	792	36
Net unrealized appreciation (depreciation) of investments	(28,486)	(6,234)	(462)	(358)	(155)

Net increase (decrease) in net assets resulting from operations	$(6,714)	$(6,156)	$239	$410	$9

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	MFS® Total Return Series - Initial Class	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA

Net investment income (loss)
Income:
Dividends	$2,998	$—	$464	$875	$—

Total investment income	2,998	—	464	875	—
Expenses:
Mortality and expense risk and other charges	1,355	416	160	824	—

Total expenses	1,355	416	160	824	—

Net investment income (loss)	1,643	(416)	304	51	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8,552	1,071	6,276	1,102	—
Capital gains distributions	5,877	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	14,429	1,071	6,276	1,102	—
Net unrealized appreciation (depreciation) of investments	(15,158)	2,640	(9,265)	1,441	2

Net increase (decrease) in net assets resulting from operations	$914	$3,295	$(2,685)	$2,594	$2

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$2,741	$35	$78	$1	$11

Total investment income	2,741	35	78	1	11
Expenses:
Mortality and expense risk and other charges	245	9	28	—	2

Total expenses	245	9	28	—	2

Net investment income (loss)	2,496	26	50	1	9

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,471	(2)	81	2	(9)
Capital gains distributions	—	17	—	—	5

Total realized gain (loss) on investments and capital gains distributions	2,471	15	81	2	(4)
Net unrealized appreciation (depreciation) of investments	(5,602)	(22)	3	1	(6)

Net increase (decrease) in net assets resulting from operations	$(635)	$19	$134	$4	$(1)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Mid Cap Value VCT Portfolio - Class I	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II	UBS U.S. Allocation Portfolio - Class I	Wanger Select

Net investment income (loss)
Income:
Dividends	$12	$—	$14	$111	$—

Total investment income	12	—	14	111	—
Expenses:
Mortality and expense risk and other charges	33	14	57	80	2

Total expenses	33	14	57	80	2

Net investment income (loss)	(21)	(14)	(43)	31	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	209	258	892	1,004	1
Capital gains distributions	241	—	295	—	18

Total realized gain (loss) on investments and capital gains distributions	450	258	1,187	1,004	19
Net unrealized appreciation (depreciation) of investments	(164)	(159)	(823)	(869)	29

Net increase (decrease) in net assets resulting from operations	$265	$85	$321	$166	$46

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

Wanger U.S. Smaller Companies

Net investment income (loss)
Income:
Dividends	$—

Total investment income	—
Expenses:
Mortality and expense risk and other charges	2

Total expenses	2

Net investment income (loss)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	32
Capital gains distributions	—

Total realized gain (loss) on investments and capital gains distributions	32
Net unrealized appreciation (depreciation) of investments	4

Net increase (decrease) in net assets resulting from operations	$34

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Government Securities Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares

Net assets at January 1, 2004	$17,500	$34,908	$15,026	$18,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(205)	(115)	371	(221)
Net realized gain (loss) on investments and capital gains distributions	(18)	424	(58)	(115)
Net unrealized appreciation (depreciation) of investments	946	1,983	(147)	1,403

Net increase (decrease) in net assets from operations	723	2,292	166	1,067
Changes from principal transactions:
Total unit transactions	(3,051)	(5,370)	(636)	(2,175)

Increase (decrease) in assets derived from principal transactions	(3,051)	(5,370)	(636)	(2,175)

Total increase (decrease)	(2,328)	(3,078)	(470)	(1,108)

Net assets at December 31, 2004	15,172	31,830	14,556	16,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(264)	240	(142)
Net realized gain (loss) on investments and capital gains distributions	1,939	4,004	(66)	1,461
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)

Net increase (decrease) in net assets from operations	341	292	53	221
Changes from principal transactions:
Total unit transactions	(15,065)	(31,229)	(1,932)	(16,747)

Increase (decrease) in assets derived from principal transactions	(15,065)	(31,229)	(1,932)	(16,747)

Total increase (decrease)	(14,724)	(30,937)	(1,879)	(16,526)

Net assets at December 31, 2005	$448	$893	$12,677	$433

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Premier Equity Fund - Series I Shares	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O

Net assets at January 1, 2004	$42,830	$2,367	$6,470	$6,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(321)	2	(49)	(79)
Net realized gain (loss) on investments and capital gains distributions	(740)	1	(120)	(103)
Net unrealized appreciation (depreciation) of investments	2,521	40	477	484

Net increase (decrease) in net assets from operations	1,460	43	308	302
Changes from principal transactions:
Total unit transactions	(7,939)	(484)	(1,528)	(1,641)

Increase (decrease) in assets derived from principal transactions	(7,939)	(484)	(1,528)	(1,641)

Total increase (decrease)	(6,479)	(441)	(1,220)	(1,339)

Net assets at December 31, 2004	36,351	1,926	5,250	5,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	12	3	(48)
Net realized gain (loss) on investments and capital gains distributions	200	175	32	430
Net unrealized appreciation (depreciation) of investments	298	(123)	(60)	(131)

Net increase (decrease) in net assets from operations	199	64	(25)	251
Changes from principal transactions:
Total unit transactions	(36,028)	(1,990)	(5,225)	(5,355)

Increase (decrease) in assets derived from principal transactions	(36,028)	(1,990)	(5,225)	(5,355)

Total increase (decrease)	(35,829)	(1,926)	(5,250)	(5,104)

Net assets at December 31, 2005	$522	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AllianceBernstein VPSF Growth and Income Portfolio Class A	AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	AllianceBernstein VPSF Small Cap Growth A	American Century VP Balanced Fund

Net assets at January 1, 2004	$34,971	$7,314	$3,918	$1,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(157)	(95)	(58)	4
Net realized gain (loss) on investments and capital gains distributions	(43)	(118)	442	39
Net unrealized appreciation (depreciation) of investments	4,351	714	77	55

Net increase (decrease) in net assets from operations	4,151	501	461	98
Changes from principal transactions:
Total unit transactions	8,974	(273)	762	(422)

Increase (decrease) in assets derived from principal transactions	8,974	(273)	762	(422)

Total increase (decrease)	13,125	228	1,223	(324)

Net assets at December 31, 2004	48,096	7,542	5,141	1,096

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	(66)	(44)	5
Net realized gain (loss) on investments and capital gains distributions	5,065	998	636	35
Net unrealized appreciation (depreciation) of investments	(5,284)	(654)	(678)	(9)

Net increase (decrease) in net assets from operations	34	278	(86)	31
Changes from principal transactions: Total unit transactions	(48,130)	(7,820)	(5,055)	(240)

Increase (decrease) in assets derived from principal transactions	(48,130)	(7,820)	(5,055)	(240)

Total increase (decrease)	(48,096)	(7,542)	(5,141)	(209)

Net assets at December 31, 2005	$—	$—	$—	$887

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Net assets at January 1, 2004	$1,346	$2,228	$51,717	$6,460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	10	38	187
Net realized gain (loss) on investments and capital gains distributions	6	14	(902)	(1,281)
Net unrealized appreciation (depreciation) of investments	152	121	4,253	1,520

Net increase (decrease) in net assets from operations	147	145	3,389	426
Changes from principal transactions:
Total unit transactions	(297)	(144)	(12,914)	(1,716)

Increase (decrease) in assets derived from principal transactions	(297)	(144)	(12,914)	(1,716)

Total increase (decrease)	(150)	1	(9,525)	(1,290)

Net assets at December 31, 2004	1,196	2,229	42,192	5,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	12	87	186
Net realized gain (loss) on investments and capital gains distributions	21	39	354	(783)
Net unrealized appreciation (depreciation) of investments	104	43	600	789

Net increase (decrease) in net assets from operations	122	94	1,041	192
Changes from principal transactions:
Total unit transactions	(150)	(133)	(14,262)	(1,995)

Increase (decrease) in assets derived from principal transactions	(150)	(133)	(14,262)	(1,995)

Total increase (decrease)	(28)	(39)	(13,221)	(1,803)

Net assets at December 31, 2005	$1,168	$2,190	$28,971	$3,367

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net assets at January 1, 2004	$11,005	$9,833	$15,774	$6,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	294	890	(86)
Net realized gain (loss) on investments and capital gains distributions	(211)	157	(586)	(791)
Net unrealized appreciation (depreciation) of investments	1,125	(285)	797	1,543

Net increase (decrease) in net assets from operations	980	166	1,101	666
Changes from principal transactions:
Total unit transactions	(2,892)	(3,555)	(5,030)	(1,366)

Increase (decrease) in assets derived from principal transactions	(2,892)	(3,555)	(5,030)	(1,366)

Total increase (decrease)	(1,912)	(3,389)	(3,929)	(700)

Net assets at December 31, 2004	9,093	6,444	11,845	5,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	163	752	(68)
Net realized gain (loss) on investments and capital gains distributions	(223)	12	273	(2,291)
Net unrealized appreciation (depreciation) of investments	259	(145)	(942)	2,639

Net increase (decrease) in net assets from operations	107	30	83	280
Changes from principal transactions:
Total unit transactions	(2,492)	(2,350)	(4,491)	(1,827)

Increase (decrease) in assets derived from principal transactions	(2,492)	(2,350)	(4,491)	(1,827)

Total increase (decrease)	(2,385)	(2,320)	(4,408)	(1,547)

Net assets at December 31, 2005	$6,708	$4,124	$7,437	$4,318

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net assets at January 1, 2004	$11,813	$4,930	$12,034	$188,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(153)	(25)	158	(1,898)
Net realized gain (loss) on investments and capital gains distributions	(425)	—	66	1,634
Net unrealized appreciation (depreciation) of investments	1,905	—	221	28,725

Net increase (decrease) in net assets from operations	1,327	(25)	445	28,461
Changes from principal transactions:
Total unit transactions	(2,667)	(1,579)	(892)	26,883

Increase (decrease) in assets derived from principal transactions	(2,667)	(1,579)	(892)	26,883

Total increase (decrease)	(1,340)	(1,604)	(447)	55,344

Net assets at December 31, 2004	10,473	3,326	11,587	243,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(131)	32	152	(2,434)
Net realized gain (loss) on investments and capital gains distributions	(1,600)	—	168	6,136
Net unrealized appreciation (depreciation) of investments	2,668	—	(107)	34,607

Net increase (decrease) in net assets from operations	937	32	213	38,309
Changes from principal transactions:
Total unit transactions	(2,892)	(858)	(2,682)	4,488

Increase (decrease) in assets derived from principal transactions	(2,892)	(858)	(2,682)	4,488

Total increase (decrease)	(1,955)	(826)	(2,469)	42,797

Net assets at December 31, 2005	$8,518	$2,500	$9,118	$286,196

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net assets at January 1, 2004	$192,149	$125,864	$56,970	$74,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	519	(1,184)	3,938	(14)
Net realized gain (loss) on investments and capital gains distributions	1,446	(1,400)	3,046	52
Net unrealized appreciation (depreciation) of investments	17,751	4,239	(3,248)	5,896

Net increase (decrease) in net assets from operations	19,716	1,655	3,736	5,934
Changes from principal transactions:
Total unit transactions	6,594	(17,721)	(12,742)	(9,902)

Increase (decrease) in assets derived from principal transactions	6,594	(17,721)	(12,742)	(9,902)

Total increase (decrease)	26,310	(16,066)	(9,006)	(3,968)

Net assets at December 31, 2004	218,459	109,798	47,964	70,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	904	(692)	5,872	329
Net realized gain (loss) on investments and capital gains distributions	10,794	(492)	1,573	1,251
Net unrealized appreciation (depreciation) of investments	(3,347)	4,763	(7,010)	216

Net increase (decrease) in net assets from operations	8,351	3,579	435	1,796
Changes from principal transactions:
Total unit transactions	(35,010)	(23,336)	(8,618)	(15,649)

Increase (decrease) in assets derived from principal transactions	(35,010)	(23,336)	(8,618)	(15,649)

Total increase (decrease)	(26,659)	(19,757)	(8,183)	(13,853)

Net assets at December 31, 2005	$191,800	$90,041	$39,781	$56,445

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2	ING GET Fund - Series H

Net assets at January 1, 2004	$2,244	$13,904	$662	$105,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	—	(13)	2,769
Net realized gain (loss) on investments and capital gains distributions	81	620	247	(389)
Net unrealized appreciation (depreciation) of investments	(81)	885	194	(2,504)

Net increase (decrease) in net assets from operations	62	1,505	428	(124)
Changes from principal transactions:
Total unit transactions	(348)	260	3,294	(19,363)

Increase (decrease) in assets derived from principal transactions	(348)	260	3,294	(19,363)

Total increase (decrease)	(286)	1,765	3,722	(19,487)

Net assets at December 31, 2004	1,958	15,669	4,384	85,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	(71)	(10)	3,834
Net realized gain (loss) on investments and capital gains distributions	44	1,073	241	(6,654)
Net unrealized appreciation (depreciation) of investments	(74)	1,281	18	2,790

Net increase (decrease) in net assets from operations	15	2,283	249	(30)
Changes from principal transactions:
Total unit transactions	(214)	(2,893)	(172)	(85,492)

Increase (decrease) in assets derived from principal transactions	(214)	(2,893)	(172)	(85,492)

Total increase (decrease)	(199)	(610)	77	(85,522)

Net assets at December 31, 2005	$1,759	$15,059	$4,461	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K	ING GET Fund - Series L

Net assets at January 1, 2004	$74,750	$60,090	$70,505	$66,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,640	1,438	1,049	1,226
Net realized gain (loss) on investments and capital gains distributions	(160)	(104)	18	277
Net unrealized appreciation (depreciation) of investments	(1,883)	(1,698)	(1,900)	(2,269)

Net increase (decrease) in net assets from operations	(403)	(364)	(833)	(766)
Changes from principal transactions:
Total unit transactions	(13,672)	(12,593)	(14,251)	(14,193)

Increase (decrease) in assets derived from principal transactions	(13,672)	(12,593)	(14,251)	(14,193)

Total increase (decrease)	(14,075)	(12,957)	(15,084)	(14,959)

Net assets at December 31, 2004	60,675	47,133	55,421	51,909

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,949	2,568	2,755	834
Net realized gain (loss) on investments and capital gains distributions	(4,377)	(3,698)	(3,418)	(252)
Net unrealized appreciation (depreciation) of investments	1,427	1,227	805	(424)

Net increase (decrease) in net assets from operations	(1)	97	142	158
Changes from principal transactions:
Total unit transactions	(60,674)	(47,230)	(55,563)	(12,006)

Increase (decrease) in assets derived from principal transactions	(60,674)	(47,230)	(55,563)	(12,006)

Total increase (decrease)	(60,675)	(47,133)	(55,421)	(11,848)

Net assets at December 31, 2005	$—	$—	$—	$40,061

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series M	ING GET Fund - Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Net assets at January 1, 2004	$94,718	$76,785	$58,003	$44,336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,038	1,020	872	653
Net realized gain (loss) on investments and capital gains distributions	406	(57)	261	361
Net unrealized appreciation (depreciation) of investments	(3,412)	(1,190)	(1,415)	(1,058)

Net increase (decrease) in net assets from operations	(968)	(227)	(282)	(44)
Changes from principal transactions:
Total unit transactions	(16,935)	(13,248)	(9,832)	(6,420)

Increase (decrease) in assets derived from principal transactions	(16,935)	(13,248)	(9,832)	(6,420)

Total increase (decrease)	(17,903)	(13,475)	(10,114)	(6,464)

Net assets at December 31, 2004	76,815	63,310	47,889	37,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,817	1,027	743	682
Net realized gain (loss) on investments and capital gains distributions	(302)	(389)	(112)	140
Net unrealized appreciation (depreciation) of investments	(1,385)	(650)	(968)	(990)

Net increase (decrease) in net assets from operations	130	(12)	(337)	(168)
Changes from principal transactions:
Total unit transactions	(16,275)	(13,579)	(11,709)	(5,756)

Increase (decrease) in assets derived from principal transactions	(16,275)	(13,579)	(11,709)	(5,756)

Total increase (decrease)	(16,145)	(13,591)	(12,046)	(5,924)

Net assets at December 31, 2005	$60,670	$49,719	$35,843	$31,948

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U

Net assets at January 1, 2004	$38,175	$44,140	$32,020	$30,078

Increase (decrease) in net assets
Operations:
Net investment income (loss)	451	290	244	(14)
Net realized gain (loss) on investments and capital gains distributions	323	1,072	748	1,404
Net unrealized appreciation (depreciation) of investments	(525)	(1,093)	(824)	(1,012)

Net increase (decrease) in net assets from operations	249	269	168	378
Changes from principal transactions:
Total unit transactions	(5,072)	(7,975)	(3,927)	(3,183)

Increase (decrease) in assets derived from principal transactions	(5,072)	(7,975)	(3,927)	(3,183)

Total increase (decrease)	(4,823)	(7,706)	(3,759)	(2,805)

Net assets at December 31, 2004	33,352	36,434	28,261	27,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	430	189	167	54
Net realized gain (loss) on investments and capital gains distributions	965	1,074	933	1,332
Net unrealized appreciation (depreciation) of investments	(1,525)	(1,331)	(1,242)	(1,570)

Net increase (decrease) in net assets from operations	(130)	(68)	(142)	(184)
Changes from principal transactions:
Total unit transactions	(7,643)	(4,990)	(4,057)	(3,581)

Increase (decrease) in assets derived from principal transactions	(7,643)	(4,990)	(4,057)	(3,581)

Total increase (decrease)	(7,773)	(5,058)	(4,199)	(3,765)

Net assets at December 31, 2005	$25,579	$31,376	$24,062	$23,508

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series V	ING AllianceBernstein Mid Cap Growth Portfolio – Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio

Net assets at January 1, 2004	$74,677	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(607)	—	(1)	—
Net realized gain (loss) on investments and capital gains distributions	(96)	—	—	—
Net unrealized appreciation (depreciation) of investments	971	—	48	27

Net increase (decrease) in net assets from operations	268	—	47	27
Changes from principal transactions:
Total unit transactions	(19,464)	—	1,727	2,320

Increase (decrease) in assets derived from principal transactions	(19,464)	—	1,727	2,320

Total increase (decrease)	(19,196)	—	1,774	2,347

Net assets at December 31, 2004	55,481	—	1,774	2,347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	—	(147)	(122)
Net realized gain (loss) on investments and capital gains distributions	(158)	1	35	21
Net unrealized appreciation (depreciation) of investments	(445)	(4)	2,206	1,081

Net increase (decrease) in net assets from operations	(639)	(3)	2,094	980
Changes from principal transactions:
Total unit transactions	(10,791)	204	16,567	18,823

Increase (decrease) in assets derived from principal transactions	(10,791)	204	16,567	18,823

Total increase (decrease)	(11,430)	201	18,661	19,803

Net assets at December 31, 2005	$44,051	$201	$20,435	$22,150

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	164	—	—	—

Net increase (decrease) in net assets from operations	162	—	—	—
Changes from principal transactions:
Total unit transactions	8,912	—	—	—

Increase (decrease) in assets derived from principal transactions	8,912	—	—	—

Total increase (decrease)	9,074	—	—	—

Net assets at December 31, 2004	9,074	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(1)	(59)	(1)
Net realized gain (loss) on investments and capital gains distributions	266	19	16	4
Net unrealized appreciation (depreciation) of investments	3,874	1	487	22

Net increase (decrease) in net assets from operations	4,013	19	444	25
Changes from principal transactions:
Total unit transactions	14,662	486	17,010	331

Increase (decrease) in assets derived from principal transactions	14,662	486	17,010	331

Total increase (decrease)	18,675	505	17,454	356

Net assets at December 31, 2005	$27,749	$505	$17,454	$356

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(1)	(5)	(45)
Net realized gain (loss) on investments and capital gains distributions	74	—	48	387
Net unrealized appreciation (depreciation) of investments	607	26	207	(14)

Net increase (decrease) in net assets from operations	634	25	250	328
Changes from principal transactions:
Total unit transactions	24,440	1,185	2,370	8,843

Increase (decrease) in assets derived from principal transactions	24,440	1,185	2,370	8,843

Total increase (decrease)	25,074	1,210	2,620	9,171

Net assets at December 31, 2005	$25,074	$1,210	$2,620	$9,171

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	3
Net unrealized appreciation (depreciation) of investments	—	—	—	14

Net increase (decrease) in net assets from operations	—	—	—	17
Changes from principal transactions:
Total unit transactions	—	—	—	225

Increase (decrease) in assets derived from principal transactions	—	—	—	225

Total increase (decrease)	—	—	—	242

Net assets at December 31, 2004	—	—	—	242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(176)	(13)	(8)
Net realized gain (loss) on investments and capital gains distributions	—	38	—	193
Net unrealized appreciation (depreciation) of investments	1	1,087	73	40

Net increase (decrease) in net assets from operations	1	949	60	225
Changes from principal transactions:
Total unit transactions	15	44,108	3,137	1,724

Increase (decrease) in assets derived from principal transactions	15	44,108	3,137	1,724

Total increase (decrease)	16	45,057	3,197	1,949

Net assets at December 31, 2005	$16	$45,057	$3,197	$2,191

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	24	—	—	—

Net increase (decrease) in net assets from operations	26	—	—	—
Changes from principal transactions:
Total unit transactions	856	—	—	—

Increase (decrease) in assets derived from principal transactions	856	—	—	—

Total increase (decrease)	882	—	—	—

Net assets at December 31, 2004	882	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	(1)	(1)	(6)
Net realized gain (loss) on investments and capital gains distributions	86	—	4	4
Net unrealized appreciation (depreciation) of investments	2,809	27	7	55

Net increase (decrease) in net assets from operations	2,735	26	10	53
Changes from principal transactions:
Total unit transactions	34,188	705	522	2,249

Increase (decrease) in assets derived from principal transactions	34,188	705	522	2,249

Total increase (decrease)	36,923	731	532	2,302

Net assets at December 31, 2005	$37,805	$731	$532	$2,302

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(10)	(1)	(17)
Net realized gain (loss) on investments and capital gains distributions	2	3	(3)	129
Net unrealized appreciation (depreciation) of investments	72	78	4	703

Net increase (decrease) in net assets from operations	68	71	—	815
Changes from principal transactions:
Total unit transactions	3,369	3,861	210	7,595

Increase (decrease) in assets derived from principal transactions	3,369	3,861	210	7,595

Total increase (decrease)	3,437	3,932	210	8,410

Net assets at December 31, 2005	$3,437	$3,932	$210	$8,410

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$401	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	22	—
Net realized gain (loss) on investments and capital gains distributions	—	—	19	—
Net unrealized appreciation (depreciation) of investments	—	—	81	—

Net increase (decrease) in net assets from operations	—	—	122	—
Changes from principal transactions:
Total unit transactions	—	—	1,399	—

Increase (decrease) in assets derived from principal transactions	—	—	1,399	—

Total increase (decrease)	—	—	1,521	—

Net assets at December 31, 2004	—	—	1,922	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(407)	34	2
Net realized gain (loss) on investments and capital gains distributions	—	(29)	116	27
Net unrealized appreciation (depreciation) of investments	110	1,815	(101)	(5)

Net increase (decrease) in net assets from operations	104	1,379	49	24
Changes from principal transactions:
Total unit transactions	1,596	143,703	403	445

Increase (decrease) in assets derived from principal transactions	1,596	143,703	403	445

Total increase (decrease)	1,700	145,082	452	469

Net assets at December 31, 2005	$1,700	$145,082	$2,374	$469

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	54	26
Net realized gain (loss) on investments and capital gains distributions	17	—	(3)	15
Net unrealized appreciation (depreciation) of investments	47	1	(21)	784

Net increase (decrease) in net assets from operations	63	1	30	825
Changes from principal transactions:
Total unit transactions	1,526	26	2,957	26,430

Increase (decrease) in assets derived from principal transactions	1,526	26	2,957	26,430

Total increase (decrease)	1,589	27	2,987	27,255

Net assets at December 31, 2005	$1,589	$27	$2,987	$27,255

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net assets at January 1, 2004	$—	$704	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	—	—
Net realized gain (loss) on investments and capital gains distributions	—	43	—	—
Net unrealized appreciation (depreciation) of investments	—	180	—	—

Net increase (decrease) in net assets from operations	—	229	—	—
Changes from principal transactions:
Total unit transactions	—	1,402	—	—

Increase (decrease) in assets derived from principal transactions	—	1,402	—	—

Total increase (decrease)	—	1,631	—	—

Net assets at December 31, 2004	—	2,335	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	18	(29)	(2)
Net realized gain (loss) on investments and capital gains distributions	1	293	9	1
Net unrealized appreciation (depreciation) of investments	22	(133)	258	27

Net increase (decrease) in net assets from operations	22	178	238	26
Changes from principal transactions:
Total unit transactions	856	2,262	7,425	1,315

Increase (decrease) in assets derived from principal transactions	856	2,262	7,425	1,315

Total increase (decrease)	878	2,440	7,663	1,341

Net assets at December 31, 2005	$878	$4,775	$7,663	$1,341

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio – Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class

Net assets at January 1, 2004	$179	$—	$380	$561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(4)	(7)
Net realized gain (loss) on investments and capital gains distributions	22	—	4	127
Net unrealized appreciation (depreciation) of investments	3	—	9	28

Net increase (decrease) in net assets from operations	24	—	9	148
Changes from principal transactions:
Total unit transactions	184	—	99	325

Increase (decrease) in assets derived from principal transactions	184	—	99	325

Total increase (decrease)	208	—	108	473

Net assets at December 31, 2004	387	—	488	1,034

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(611)	(1)	(9)
Net realized gain (loss) on investments and capital gains distributions	8	513	12	241
Net unrealized appreciation (depreciation) of investments	(13)	5,762	(42)	(130)

Net increase (decrease) in net assets from operations	(5)	5,664	(31)	102
Changes from principal transactions:
Total unit transactions	(252)	63,459	(457)	375

Increase (decrease) in assets derived from principal transactions	(252)	63,459	(457)	375

Total increase (decrease)	(257)	69,123	(488)	477

Net assets at December 31, 2005	$130	$69,123	$—	$1,511

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class

Net assets at January 1, 2004	$1,381	$1,215	$6	$25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(13)	(1)	(1)
Net realized gain (loss) on investments and capital gains distributions	263	80	—	1
Net unrealized appreciation (depreciation) of investments	244	27	5	31

Net increase (decrease) in net assets from operations	489	94	4	31
Changes from principal transactions:
Total unit transactions	1,071	174	69	259

Increase (decrease) in assets derived from principal transactions	1,071	174	69	259

Total increase (decrease)	1,560	268	73	290

Net assets at December 31, 2004	2,941	1,483	79	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(10)	—	(2)
Net realized gain (loss) on investments and capital gains distributions	435	56	6	4
Net unrealized appreciation (depreciation) of investments	(155)	(32)	(4)	3

Net increase (decrease) in net assets from operations	244	14	2	5
Changes from principal transactions:
Total unit transactions	698	(515)	(62)	59

Increase (decrease) in assets derived from principal transactions	698	(515)	(62)	59

Total increase (decrease)	942	(501)	(60)	64

Net assets at December 31, 2005	$3,883	$982	$19	$379

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class

Net assets at January 1, 2004	$34,019	$678	$39,287	$1,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(7)	(298)	—
Net realized gain (loss) on investments and capital gains distributions	3,477	101	(497)	56
Net unrealized appreciation (depreciation) of investments	3,386	158	4,806	100

Net increase (decrease) in net assets from operations	6,847	252	4,011	156
Changes from principal transactions:
Total unit transactions	3,164	1,285	(5,074)	720

Increase (decrease) in assets derived from principal transactions	3,164	1,285	(5,074)	720

Total increase (decrease)	10,011	1,537	(1,063)	876

Net assets at December 31, 2004	44,030	2,215	38,224	2,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(185)	(10)	(145)	(11)
Net realized gain (loss) on investments and capital gains distributions	2,934	365	1,230	100
Net unrealized appreciation (depreciation) of investments	945	(253)	(1,171)	(75)

Net increase (decrease) in net assets from operations	3,694	102	(86)	14
Changes from principal transactions:
Total unit transactions	(3,918)	(216)	(7,536)	(696)

Increase (decrease) in assets derived from principal transactions	(3,918)	(216)	(7,536)	(696)

Total increase (decrease)	(224)	(114)	(7,622)	(682)

Net assets at December 31, 2005	$43,806	$2,101	$30,602	$1,444

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class

Net assets at January 1, 2004	$—	$5	$—	$2,613

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(29)
Net realized gain (loss) on investments and capital gains distributions	—	4	—	43
Net unrealized appreciation (depreciation) of investments	—	—	—	89

Net increase (decrease) in net assets from operations	—	4	—	103
Changes from principal transactions:
Total unit transactions	—	13	—	1,169

Increase (decrease) in assets derived from principal transactions	—	13	—	1,169

Total increase (decrease)	—	17	—	1,272

Net assets at December 31, 2004	—	22	—	3,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	—	1,055	32
Net realized gain (loss) on investments and capital gains distributions	5,423	(12)	70	62
Net unrealized appreciation (depreciation) of investments	27,620	—	(336)	(41)

Net increase (decrease) in net assets from operations	33,075	(12)	789	53
Changes from principal transactions:
Total unit transactions	160,487	(10)	74,727	1,755

Increase (decrease) in assets derived from principal transactions	160,487	(10)	74,727	1,755

Total increase (decrease)	193,562	(22)	75,516	1,808

Net assets at December 31, 2005	$193,562	$—	$75,516	$5,693

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class

Net assets at January 1, 2004	$58,639	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(725)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	(84)	—	—	—
Net unrealized appreciation (depreciation) of investments	4,983	—	—	—

Net increase (decrease) in net assets from operations	4,174	—	—	—
Changes from principal transactions:
Total unit transactions	(9,558)	—	—	—

Increase (decrease) in assets derived from principal transactions	(9,558)	—	—	—

Total increase (decrease)	(5,384)	—	—	—

Net assets at December 31, 2004	53,255	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(625)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	780	—	—	—
Net unrealized appreciation (depreciation) of investments	4,222	2	—	—

Net increase (decrease) in net assets from operations	4,377	2	—	—
Changes from principal transactions:
Total unit transactions	(9,275)	66	125	3

Increase (decrease) in assets derived from principal transactions	(9,275)	66	125	3

Total increase (decrease)	(4,898)	68	125	3

Net assets at December 31, 2005	$48,357	$68	$125	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$1,017

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(8)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	61
Net unrealized appreciation (depreciation) of investments	—	—	—	(11)

Net increase (decrease) in net assets from operations	—	—	—	42
Changes from principal transactions:
Total unit transactions	—	—	—	(447)

Increase (decrease) in assets derived from principal transactions	—	—	—	(447)

Total increase (decrease)	—	—	—	(405)

Net assets at December 31, 2004	—	—	—	612

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(719)	(2)
Net realized gain (loss) on investments and capital gains distributions	—	—	2,184	1
Net unrealized appreciation (depreciation) of investments	—	3	11,953	(37)

Net increase (decrease) in net assets from operations	—	3	13,418	(38)
Changes from principal transactions:
Total unit transactions	3	135	77,412	(574)

Increase (decrease) in assets derived from principal transactions	3	135	77,412	(574)

Total increase (decrease)	3	138	90,830	(612)

Net assets at December 31, 2005	$3	$138	$90,830	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net assets at January 1, 2004	$74,887	$42,940	$899	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(836)	(214)	(15)	—
Net realized gain (loss) on investments and capital gains distributions	541	(196)	71	—
Net unrealized appreciation (depreciation) of investments	6,147	5,688	260	—

Net increase (decrease) in net assets from operations	5,852	5,278	316	—
Changes from principal transactions:
Total unit transactions	(6,818)	(4,540)	2,511	—

Increase (decrease) in assets derived from principal transactions	(6,818)	(4,540)	2,511	—

Total increase (decrease)	(966)	738	2,827	—

Net assets at December 31, 2004	73,921	43,678	3,726	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(533)	(160)	(12)	(1,076)
Net realized gain (loss) on investments and capital gains distributions	1,806	698	367	868
Net unrealized appreciation (depreciation) of investments	1,604	2,535	(284)	11,617

Net increase (decrease) in net assets from operations	2,877	3,073	71	11,409
Changes from principal transactions:
Total unit transactions	(12,488)	(6,483)	(573)	134,886

Increase (decrease) in assets derived from principal transactions	(12,488)	(6,483)	(573)	134,886

Total increase (decrease)	(9,611)	(3,410)	(502)	146,295

Net assets at December 31, 2005	$64,310	$40,268	$3,224	$146,295

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I

Net assets at January 1, 2004	$53	$16,937	$14,808	$19,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	(26)	102
Net realized gain (loss) on investments and capital gains distributions	2	112	98	51
Net unrealized appreciation (depreciation) of investments	8	1,528	1,429	1,020

Net increase (decrease) in net assets from operations	9	1,633	1,501	1,173
Changes from principal transactions:
Total unit transactions	75	2,252	(678)	(1,865)

Increase (decrease) in assets derived from principal transactions	75	2,252	(678)	(1,865)

Total increase (decrease)	84	3,885	823	(692)

Net assets at December 31, 2004	137	20,822	15,631	18,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	52	(3)	113
Net realized gain (loss) on investments and capital gains distributions	8	443	489	260
Net unrealized appreciation (depreciation) of investments	(11)	232	218	40

Net increase (decrease) in net assets from operations	(3)	727	704	413
Changes from principal transactions:
Total unit transactions	(132)	(230)	(1,520)	(2,660)

Increase (decrease) in assets derived from principal transactions	(132)	(230)	(1,520)	(2,660)

Total increase (decrease)	(135)	497	(816)	(2,247)

Net assets at December 31, 2005	$2	$21,319	$14,815	$16,483

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3

Net assets at January 1, 2004	$455,361	$25,945	$24,501	$1,965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,409	(298)	(397)	(906)
Net realized gain (loss) on investments and capital gains distributions	(37,452)	199	138	(108)
Net unrealized appreciation (depreciation) of investments	60,752	465	642	694

Net increase (decrease) in net assets from operations	28,709	366	383	(320)
Changes from principal transactions:
Total unit transactions	(60,713)	(3,269)	(5,081)	52,969

Increase (decrease) in assets derived from principal transactions	(60,713)	(3,269)	(5,081)	52,969

Total increase (decrease)	(32,004)	(2,903)	(4,698)	52,649

Net assets at December 31, 2004	423,357	23,042	19,803	54,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(309)	106	135	63
Net realized gain (loss) on investments and capital gains distributions	(28,515)	954	479	50
Net unrealized appreciation (depreciation) of investments	54,414	(1,161)	(810)	(720)

Net increase (decrease) in net assets from operations	25,590	(101)	(196)	(607)
Changes from principal transactions:
Total unit transactions	(65,165)	(3,610)	(5,136)	(12,869)

Increase (decrease) in assets derived from principal transactions	(65,165)	(3,610)	(5,136)	(12,869)

Total increase (decrease)	(39,575)	(3,711)	(5,332)	(13,476)

Net assets at December 31, 2005	$383,782	$19,331	$14,471	$41,138

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	(33)	(360)	(35)
Net realized gain (loss) on investments and capital gains distributions	12	36	39	3
Net unrealized appreciation (depreciation) of investments	398	229	1,035	45

Net increase (decrease) in net assets from operations	319	232	714	13
Changes from principal transactions:
Total unit transactions	7,854	4,196	87,376	57,002

Increase (decrease) in assets derived from principal transactions	7,854	4,196	87,376	57,002

Total increase (decrease)	8,173	4,428	88,090	57,015

Net assets at December 31, 2004	8,173	4,428	88,090	57,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(30)	(1,036)	(769)
Net realized gain (loss) on investments and capital gains distributions	128	92	302	(19)
Net unrealized appreciation (depreciation) of investments	(170)	(32)	1,282	904

Net increase (decrease) in net assets from operations	(54)	30	548	116
Changes from principal transactions:
Total unit transactions	(2,251)	(501)	(19,654)	(13,909)

Increase (decrease) in assets derived from principal transactions	(2,251)	(501)	(19,654)	(13,909)

Total increase (decrease)	(2,305)	(471)	(19,106)	(13,793)

Net assets at December 31, 2005	$5,868	$3,957	$68,984	$43,222

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(452)	(215)	(93)	(17)
Net realized gain (loss) on investments and capital gains distributions	91	(2)	9	1
Net unrealized appreciation (depreciation) of investments	709	131	24	42

Net increase (decrease) in net assets from operations	348	(86)	(60)	26
Changes from principal transactions:
Total unit transactions	31,939	23,388	21,758	24,253

Increase (decrease) in assets derived from principal transactions	31,939	23,388	21,758	24,253

Total increase (decrease)	32,287	23,302	21,698	24,279

Net assets at December 31, 2005	$32,287	$23,302	$21,698	$24,279

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Net assets at January 1, 2004	$13,372	$32,091	$186,926	$15,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	(300)	(383)	(70)
Net realized gain (loss) on investments and capital gains distributions	1,339	(336)	380	515
Net unrealized appreciation (depreciation) of investments	(1,927)	2,144	15,721	1,945

Net increase (decrease) in net assets from operations	(722)	1,508	15,718	2,390
Changes from principal transactions:
Total unit transactions	(2,277)	(5,518)	(20,282)	811

Increase (decrease) in assets derived from principal transactions	(2,277)	(5,518)	(20,282)	811

Total increase (decrease)	(2,999)	(4,010)	(4,564)	3,201

Net assets at December 31, 2004	10,373	28,081	182,362	18,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(111)	51	(67)
Net realized gain (loss) on investments and capital gains distributions	(281)	168	2,990	2,331
Net unrealized appreciation (depreciation) of investments	1,179	1,670	3,442	(578)

Net increase (decrease) in net assets from operations	791	1,727	6,483	1,686
Changes from principal transactions:
Total unit transactions	(657)	(6,097)	(27,531)	(1,617)

Increase (decrease) in assets derived from principal transactions	(657)	(6,097)	(27,531)	(1,617)

Total increase (decrease)	134	(4,370)	(21,048)	69

Net assets at December 31, 2005	$10,507	$23,711	$161,314	$18,302

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I

Net assets at January 1, 2004	$6,712	$8,924	$80,458	$18,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(5)	(756)	(62)
Net realized gain (loss) on investments and capital gains distributions	637	514	3,278	(370)
Net unrealized appreciation (depreciation) of investments	912	1,167	7,164	1,835

Net increase (decrease) in net assets from operations	1,499	1,676	9,686	1,403
Changes from principal transactions:
Total unit transactions	752	2,740	(7,274)	(3,763)

Increase (decrease) in assets derived from principal transactions	752	2,740	(7,274)	(3,763)

Total increase (decrease)	2,251	4,416	2,412	(2,360)

Net assets at December 31, 2004	8,963	13,340	82,870	16,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(40)	(795)	97
Net realized gain (loss) on investments and capital gains distributions	1,054	784	8,435	17
Net unrealized appreciation (depreciation) of investments	(410)	1,432	(1,912)	613

Net increase (decrease) in net assets from operations	595	2,176	5,728	727
Changes from principal transactions:
Total unit transactions	359	1,570	(16,261)	(4,106)

Increase (decrease) in assets derived from principal transactions	359	1,570	(16,261)	(4,106)

Total increase (decrease)	954	3,746	(10,533)	(3,379)

Net assets at December 31, 2005	$9,917	$17,086	$72,337	$12,906

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class S	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I

Net assets at January 1, 2004	$—	$—	$1,199	$42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	9	1
Net realized gain (loss) on investments and capital gains distributions	—	(3)	96	—
Net unrealized appreciation (depreciation) of investments	—	—	272	7

Net increase (decrease) in net assets from operations	—	(3)	377	8
Changes from principal transactions:
Total unit transactions	—	3	1,404	75

Increase (decrease) in assets derived from principal transactions	—	3	1,404	75

Total increase (decrease)	—	—	1,781	83

Net assets at December 31, 2004	—	—	2,980	125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	64	1
Net realized gain (loss) on investments and capital gains distributions	—	2	486	23
Net unrealized appreciation (depreciation) of investments	(7)	5	(207)	(14)

Net increase (decrease) in net assets from operations	(8)	8	343	10
Changes from principal transactions:
Total unit transactions	1,444	118	644	(135)

Increase (decrease) in assets derived from principal transactions	1,444	118	644	(135)

Total increase (decrease)	1,436	126	987	(125)

Net assets at December 31, 2005	$1,436	$126	$3,967	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Net assets at January 1, 2004	$928	$905	$6,818	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(5)	(119)	11
Net realized gain (loss) on investments and capital gains distributions	13	150	348	13
Net unrealized appreciation (depreciation) of investments	98	(84)	564	98

Net increase (decrease) in net assets from operations	114	61	793	122
Changes from principal transactions:
Total unit transactions	593	(626)	3,173	1,071

Increase (decrease) in assets derived from principal transactions	593	(626)	3,173	1,071

Total increase (decrease)	707	(565)	3,966	1,193

Net assets at December 31, 2004	1,635	340	10,784	1,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3)	(141)	38
Net realized gain (loss) on investments and capital gains distributions	285	9	566	149
Net unrealized appreciation (depreciation) of investments	(204)	24	479	79

Net increase (decrease) in net assets from operations	79	30	904	266
Changes from principal transactions:
Total unit transactions	(1,714)	9	(1,014)	901

Increase (decrease) in assets derived from principal transactions	(1,714)	9	(1,014)	901

Total increase (decrease)	(1,635)	39	(110)	1,167

Net assets at December 31, 2005	$—	$379	$10,674	$2,360

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund

Net assets at January 1, 2004	$1,392	$4,528	$172,818	$809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(62)	1,466	(5)
Net realized gain (loss) on investments and capital gains distributions	22	411	(3,158)	29
Net unrealized appreciation (depreciation) of investments	50	33	15,759	109

Net increase (decrease) in net assets from operations	69	382	14,067	133
Changes from principal transactions:
Total unit transactions	(491)	432	2,674	(172)

Increase (decrease) in assets derived from principal transactions	(491)	432	2,674	(172)

Total increase (decrease)	(422)	814	16,741	(39)

Net assets at December 31, 2004	970	5,342	189,559	770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(72)	2,082	(4)
Net realized gain (loss) on investments and capital gains distributions	(19)	267	279	430
Net unrealized appreciation (depreciation) of investments	(30)	207	2,840	(212)

Net increase (decrease) in net assets from operations	(51)	402	5,201	214
Changes from principal transactions:
Total unit transactions	(831)	321	(20,295)	(984)

Increase (decrease) in assets derived from principal transactions	(831)	321	(20,295)	(984)

Total increase (decrease)	(882)	723	(15,094)	(770)

Net assets at December 31, 2005	$88	$6,065	$174,465	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares

Net assets at January 1, 2004	$143,435	$173,894	$1,732	$186,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,531	(110)	(3)	1,497
Net realized gain (loss) on investments and capital gains distributions	7,411	(354)	53	764
Net unrealized appreciation (depreciation) of investments	(12,159)	154	122	8,691

Net increase (decrease) in net assets from operations	4,783	(310)	172	10,952
Changes from principal transactions:
Total unit transactions	(10,338)	19,197	(43)	(40,693)

Increase (decrease) in assets derived from principal transactions	(10,338)	19,197	(43)	(40,693)

Total increase (decrease)	(5,555)	18,887	129	(29,741)

Net assets at December 31, 2004	137,880	192,781	1,861	156,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,369	(283)	(30)	(586)
Net realized gain (loss) on investments and capital gains distributions	1,109	360	476	6,871
Net unrealized appreciation (depreciation) of investments	(1,961)	3,405	549	(10,977)

Net increase (decrease) in net assets from operations	2,517	3,482	995	(4,692)
Changes from principal transactions:
Total unit transactions	(9,814)	17,954	1,947	(152,079)

Increase (decrease) in assets derived from principal transactions	(9,814)	17,954	1,947	(152,079)

Total increase (decrease)	(7,297)	21,436	2,942	(156,771)

Net assets at December 31, 2005	$130,583	$214,217	$4,803	$19

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Net assets at January 1, 2004	$22,158	$105,326	$88,717	$190,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	746	(1,013)	(1,031)	(477)
Net realized gain (loss) on investments and capital gains distributions	558	(821)	2,091	(4,417)
Net unrealized appreciation (depreciation) of investments	(857)	3,988	14,067	9,492

Net increase (decrease) in net assets from operations	447	2,154	15,127	4,598
Changes from principal transactions:
Total unit transactions	(6,857)	(22,999)	(9,580)	(41,276)

Increase (decrease) in assets derived from principal transactions	(6,857)	(22,999)	(9,580)	(41,276)

Total increase (decrease)	(6,410)	(20,845)	5,547	(36,678)

Net assets at December 31, 2004	15,748	84,481	94,264	154,245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(60)	(312)	(343)	(579)
Net realized gain (loss) on investments and capital gains distributions	(293)	(1,108)	22,115	657
Net unrealized appreciation (depreciation) of investments	321	(3,903)	(28,486)	(6,234)

Net increase (decrease) in net assets from operations	(32)	(5,323)	(6,714)	(6,156)
Changes from principal transactions:
Total unit transactions	(15,705)	(79,151)	(87,544)	(148,083)

Increase (decrease) in assets derived from principal transactions	(15,705)	(79,151)	(87,544)	(148,083)

Total increase (decrease)	(15,737)	(84,474)	(94,258)	(154,239)

Net assets at December 31, 2005	$11	$7	$6	$6

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series	MFS® Total Return Series - Initial Class

Net assets at January 1, 2004	$3,110	$1,217	$2,524	$110,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(8)	93	362
Net realized gain (loss) on investments and capital gains distributions	330	185	63	258
Net unrealized appreciation (depreciation) of investments	222	356	(10)	11,330

Net increase (decrease) in net assets from operations	558	533	146	11,950
Changes from principal transactions:
Total unit transactions	3,105	1,982	(167)	20,142

Increase (decrease) in assets derived from principal transactions	3,105	1,982	(167)	20,142

Total increase (decrease)	3,663	2,515	(21)	32,092

Net assets at December 31, 2004	6,773	3,732	2,503	142,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(24)	128	1,643
Net realized gain (loss) on investments and capital gains distributions	691	792	36	14,429
Net unrealized appreciation (depreciation) of investments	(462)	(358)	(155)	(15,158)

Net increase (decrease) in net assets from operations	239	410	9	914
Changes from principal transactions:
Total unit transactions	847	1,782	(455)	(143,411)

Increase (decrease) in assets derived from principal transactions	847	1,782	(455)	(143,411)

Total increase (decrease)	1,086	2,192	(446)	(142,497)

Net assets at December 31, 2005	$7,859	$5,924	$2,057	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA

Net assets at January 1, 2004	$29,115	$29,539	$65,121	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(391)	(2)	(319)	—
Net realized gain (loss) on investments and capital gains distributions	134	771	79	—
Net unrealized appreciation (depreciation) of investments	5,377	5,617	5,227	—

Net increase (decrease) in net assets from operations	5,120	6,386	4,987	—
Changes from principal transactions:
Total unit transactions	(1,361)	7,795	(1,712)	—

Increase (decrease) in assets derived from principal transactions	(1,361)	7,795	(1,712)	—

Total increase (decrease)	3,759	14,181	3,275	—

Net assets at December 31, 2004	32,874	43,720	68,396	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416)	304	51	—
Net realized gain (loss) on investments and capital gains distributions	1,071	6,276	1,102	—
Net unrealized appreciation (depreciation) of investments	2,640	(9,265)	1,441	2

Net increase (decrease) in net assets from operations	3,295	(2,685)	2,594	2
Changes from principal transactions:
Total unit transactions	(3,578)	(40,963)	(12,528)	39

Increase (decrease) in assets derived from principal transactions	(3,578)	(40,963)	(12,528)	39

Total increase (decrease)	(283)	(43,648)	(9,934)	41

Net assets at December 31, 2005	$32,591	$72	$58,462	$41

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I

Net assets at January 1, 2004	$42,500	$—	$253	$4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,729	—	13	—
Net realized gain (loss) on investments and capital gains distributions	826	10	25	—
Net unrealized appreciation (depreciation) of investments	895	(3)	95	2

Net increase (decrease) in net assets from operations	3,450	7	133	2
Changes from principal transactions:
Total unit transactions	12,684	515	1,195	46

Increase (decrease) in assets derived from principal transactions	12,684	515	1,195	46

Total increase (decrease)	16,134	522	1,328	48

Net assets at December 31, 2004	58,634	522	1,581	52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,496	26	50	1
Net realized gain (loss) on investments and capital gains distributions	2,471	15	81	2
Net unrealized appreciation (depreciation) of investments	(5,602)	(22)	3	1

Net increase (decrease) in net assets from operations	(635)	19	134	4
Changes from principal transactions:
Total unit transactions	(57,998)	985	2,550	25

Increase (decrease) in assets derived from principal transactions	(57,998)	985	2,550	25

Total increase (decrease)	(58,633)	1,004	2,684	29

Net assets at December 31, 2005	$1	$1,526	$4,265	$81

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II

Net assets at January 1, 2004	$—	$739	$859	$3,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(10)	(12)	(54)
Net realized gain (loss) on investments and capital gains distributions	—	82	70	211
Net unrealized appreciation (depreciation) of investments	2	342	32	540

Net increase (decrease) in net assets from operations	3	414	90	697
Changes from principal transactions:
Total unit transactions	213	2,040	380	2,188

Increase (decrease) in assets derived from principal transactions	213	2,040	380	2,188

Total increase (decrease)	216	2,454	470	2,885

Net assets at December 31, 2004	216	3,193	1,329	6,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(21)	(14)	(43)
Net realized gain (loss) on investments and capital gains distributions	(4)	450	258	1,187
Net unrealized appreciation (depreciation) of investments	(6)	(164)	(159)	(823)

Net increase (decrease) in net assets from operations	(1)	265	85	321
Changes from principal transactions:
Total unit transactions	(82)	776	(1,414)	(6,475)

Increase (decrease) in assets derived from principal transactions	(82)	776	(1,414)	(6,475)

Total increase (decrease)	(83)	1,041	(1,329)	(6,154)

Net assets at December 31, 2005	$133	$4,234	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	UBS U.S. Allocation Portfolio - Class I	Wanger Select	Wanger U.S. Smaller Companies

Net assets at January 1, 2004	$11,708	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	—	—
Net realized gain (loss) on investments and capital gains distributions	73	—	—
Net unrealized appreciation (depreciation) of investments	787	11	13

Net increase (decrease) in net assets from operations	806	11	13
Changes from principal transactions:
Total unit transactions	(3,603)	238	84

Increase (decrease) in assets derived from principal transactions	(3,603)	238	84

Total increase (decrease)	(2,797)	249	97

Net assets at December 31, 2004	8,911	249	97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(2)	(2)
Net realized gain (loss) on investments and capital gains distributions	1,004	19	32
Net unrealized appreciation (depreciation) of investments	(869)	29	4

Net increase (decrease) in net assets from operations	166	46	34
Changes from principal transactions:
Total unit transactions	(9,077)	259	421

Increase (decrease) in assets derived from principal transactions	(9,077)	259	421

Total increase (decrease)	(8,911)	305	455

Net assets at December 31, 2005	$—	$554	$552

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

1.	Organization

ING Life Insurance and Annuity Company Variable Annuity Account B (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2005, the Account had 151 investment divisions (the “Divisions”), 45 of which invest in independently managed mutual funds and 106 of which invest in mutual funds managed by affiliates, either Directed Services, Inc., ING Investments, LLC or ILIAC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Government Securities Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
Federated International Equity Fund II	Federated Insurance Series (continued):
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset Manager SM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
    ING GET Fund - Series L
    ING GET Fund - Series M
ING GET Fund - Series N

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

ING GET Fund (continued):
    ING GET Fund - Series P
    ING GET Fund - Series Q
    ING GET Fund - Series R
    ING GET Fund - Series S
    ING GET Fund - Series T
    ING GET Fund - Series U
    ING GET Fund - Series V
ING Investors Trust:
    ING AllianceBernstein Mid Cap Growth Portfolio - Service Class**
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio*
    ING American Funds International Portfolio
    ING Evergreen Health Sciences Portfolio - Class S**
    ING Evergreen Omega Portfolio - Institutional Class**
    ING FMR SM Diversified Mid Cap Portfolio - Service Class**
    ING FMR SM Earnings Growth Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity Portfolio - Service Class**
    ING JPMorgan Small Cap Equity Portfolio - Institutional Class**
    ING JPMorgan Small Cap Equity Portfolio - Service Class**
    ING JPMorgan Value Opportunities Portfolio - Institutional Class**
    ING JPMorgan Value Opportunities Portfolio - Service Class**
    ING Julius Baer Foreign Portfolio - Service Class*
    ING Legg Mason Value Portfolio - Institutional Class*
    ING Legg Mason Value Portfolio - Service Class**
    ING LifeStyle Aggressive Growth Portfolio - Service 1 Class**
    ING LifeStyle Growth Portfolio - Service 1 Class**
    ING LifeStyle Moderate Growth Portfolio - Service 1 Class**
    ING LifeStyle Moderate Portfolio - Service 1 Class**
    ING Marsico Growth Portfolio - Service Class**
    ING Marsico International Opportunities Portfolio - Service Class**
    ING Mercury Large Cap Growth Portfolio - Service Class**
    ING MFS Total Return Portfolio - Institutional Class**
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class**
    ING Oppenheimer Main Street Portfolio® - Institutional Class**
    ING Oppenheimer Main Street Portfolio® - Service Class**
    ING PIMCO High Yield Portfolio - Service Class**
    ING Pioneer Fund Portfolio - Institutional Class**
ING T. Rowe Price Capital Appreciation Portfolio - Service Class**

ING Investors Trust (continued):
    ING T. Rowe Price Equity Income Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class**
    ING Van Kampen Growth and Income Portfolio - Service Class**
ING Partners, Inc.:
    ING American Century Large Company Value Portfolio - Service Class
    ING American Century Select Portfolio - Initial Class**
    ING American Century Small Cap Value Portfolio - Service Class
    ING Baron Small Cap Growth Portfolio - Service Class
    ING Davis Venture Value Portfolio - Service Class
    ING Fundamental Research Portfolio - Service Class
    ING Goldman Sachs® Capital Growth Portfolio - Service Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING JPMorgan Mid Cap Value Portfolio - Service Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING OpCap Balanced Value Portfolio - Service Class
    ING Oppenheimer Global Portfolio - Initial Class**
    ING Oppenheimer Strategic Income Portfolio - Initial Class**
    ING PIMCO Total Return Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING Solution 2015 Portfolio - Service Class**
    ING Solution 2025 Portfolio - Service Class**
    ING Solution 2035 Portfolio - Service Class**
    ING Solution 2045 Portfolio - Service Class**
    ING Solution Income Portfolio - Service Class**
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class**
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Comstock Portfolio - Service Class
    ING Van Kampen Equity and Income Portfolio - Initial Class**
    ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1
    ING GET U.S. Core Portfolio - Series 2
    ING GET U.S. Core Portfolio - Series 3
    ING GET U.S. Core Portfolio - Series 4*
    ING GET U.S. Core Portfolio - Series 5*
    ING GET U.S. Core Portfolio - Series 6*
    ING GET U.S. Core Portfolio - Series 7*
    ING GET U.S. Core Portfolio - Series 8**
    ING GET U.S. Core Portfolio - Series 9**

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

ING Variable Insurance Trust (continued):
    ING GET U.S. Core Portfolio - Series 10**
    ING GET U.S. Core Portfolio - Series 11**
ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class S**
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class S
    ING VP Real Estate Portfolio - Class I*
    ING VP SmallCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
    ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
    Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
MFS® Variable Insurance Trust:
    MFS® Strategic Income Series
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Main Street Small Cap Fund®/VA**
    Oppenheimer Strategic Bond Fund/VA
PIMCO Variable Insurance Trust:
    PIMCO Real Return Portfolio - Admin Class*
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I
    Pioneer Fund VCT Portfolio - Class I
    Pioneer High Yield VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I
Wanger Advisors Trust:
    Wanger Select*
    Wanger U.S. Smaller Companies*

*      Division added in 2004
** Division added in 2005

The names of certain Divisions were changed during 2005. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

AllianceBernstein Variable Products Series Fund, Inc.:	AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	AllianceBernstein VPSF Premier Growth - Class A
ING Investors Trust:	ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Alliance Mid-Cap Growth Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING Developing World Portfolio - Service Class
ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Fundamental Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class	ING UBS U.S. Balanced Portfolio - Service Class

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Current Name	Former Name

ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	ING Salomon Brothers Investors Value Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class	ING Salomon Brothers Fundamental Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class	ING Aeltus Enhanced Index Portfolio - Service Class

During 2005, the following Divisions were closed to contractowners:

Alger American Funds:	ING Partners, Inc.:
Alger American Balanced Portfolio - Class O	ING American Century Select Portfolio - Service Class
Alger American Income & Growth Portfolio - Class O	ING Oppenheimer Global Portfolio - Service Class
Alger American Leveraged AllCap Portfolio - Class O	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
AllianceBernstein Variable Products Series Fund, Inc.:	ING Variable Products Trust:
AllianceBernstein VPSF Growth and Income Portfolio Class A	ING VP MagnaCap Portfolio - Class I
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	ING VP MagnaCap Portfolio - Class S
AllianceBernstein VPSF Small Cap Growth A	ING VP Emerging Markets Fund, Inc.:
ING GET Fund:	ING VP Emerging Markets Fund
ING GET Fund - Series H	MFS® Variable Insurance Trust:
ING GET Fund - Series I	MFS® Total Return Series - Initial Class
ING GET Fund - Series J	Prudential Series Fund, Inc.:
ING GET Fund - Series K	Jennison Portfolio - Class II
SP William Blair International Growth Portfolio - Class II
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I

The following Divisions were available to contractowners during 2005 but did not have any activity as of December 31, 2005:

ING Investors Trust:
ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Oppenheimer Strategic Income Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

Administrative Charges

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract.

Contract Maintenance Charges

An annual contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional charge of 1% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.0% of premiums.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

4.	Related Party Transactions

During the year ended December 31, 2005, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING VP Natural Resources Trust. The annual fee rate ranged from ..25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from .10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.14% to 1.25% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$266	$15,461	$739	$3,995
AIM V.I. Core Equity Fund - Series I Shares	229	31,722	2,792	8,277
AIM V.I. Government Securities Fund - Series I Shares	1,556	3,248	4,900	5,165
AIM V.I. Growth Fund - Series I Shares	134	17,022	1,088	3,484
AIM V.I. Premier Equity Fund - Series I Shares	158	36,485	465	8,725
The Alger American Funds:
Alger American Balanced Portfolio - Class O	29	2,006	171	653
Alger American Income & Growth Portfolio - Class O	90	5,313	125	1,702
Alger American Leveraged AllCap Portfolio - Class O	3	5,407	43	1,763
Alliance Bernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	2,882	50,758	11,559	2,742
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	168	8,054	1,267	1,635
AllianceBernstein VPSF Small Cap Growth A	606	5,705	2,580	1,876
American Century Investments:
American Century VP Balanced Fund	39	273	64	482
American Century VP International Fund	22	175	11	319
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	290	410	314	448
Federated Insurance Series:
Federated American Leaders Fund II	1,036	15,209	1,373	14,249
Federated Capital Income Fund II	299	2,109	495	2,024
Federated Equity Income Fund II	440	2,861	428	3,254
Federated Fund for U.S. Government Securities II	527	2,714	1,218	4,431
Federated High Income Bond Fund II	1,076	4,816	2,542	6,682
Federated International Equity Fund II	131	2,025	106	1,558
Federated Mid Cap Growth Strategies Fund II	258	3,281	79	2,899
Federated Prime Money Fund II	2,913	3,738	1,716	3,320
Fidelity Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	708	3,234	1,351	2,085
Fidelity® VIP Contrafund® Portfolio - Initial Class	25,300	23,190	37,679	12,694
Fidelity® VIP Equity-Income Portfolio - Initial Class	15,331	41,869	30,257	22,411
Fidelity® VIP Growth Portfolio - Initial Class	2,763	26,787	6,891	25,796
Fidelity® VIP High Income Portfolio - Initial Class	11,540	14,285	13,312	22,116
Fidelity® VIP Index 500 Portfolio - Initial Class	2,118	17,437	3,354	13,270
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	113	240	213	433
Fidelity® VIP Overseas Portfolio - Initial Class	2,424	5,313	7,834	7,574

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	$1,957	$2,115	$4,385	$1,104
ING GET Fund:
ING GET Fund - Series H	4,159	85,817	4,438	21,032
ING GET Fund - Series I	3,541	61,267	2,796	14,828
ING GET Fund - Series J	3,090	47,752	2,510	13,665
ING GET Fund - Series K	3,994	56,802	2,415	15,617
ING GET Fund - Series L	1,824	12,994	2,474	15,441
ING GET Fund - Series M	3,440	17,895	3,742	18,639
ING GET Fund - Series N	2,226	14,776	3,220	15,448
ING GET Fund - Series P	1,676	12,640	1,932	10,892
ING GET Fund - Series Q	1,559	6,631	1,843	7,610
ING GET Fund - Series R	1,960	8,419	1,197	5,818
ING GET Fund - Series S	2,075	5,904	2,061	9,131
ING GET Fund - Series T	1,581	4,611	1,457	4,642
ING GET Fund - Series U	1,908	4,098	1,864	3,870
ING GET Fund - Series V	986	11,810	842	20,913
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	237	33	—	—
ING American Funds Growth Portfolio	16,786	362	1,728	2
ING American Funds Growth-Income Portfolio	19,182	470	2,320	—
ING American Funds International Portfolio	17,040	2,468	8,911	1
ING Evergreen Health Sciences Portfolio - Class S	584	82	—	—
ING Evergreen Omega Portfolio - Institutional Class	17,797	846	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	388	56	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	25,748	1,298	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,184	1	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,788	423	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	9,846	638	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	15	—	—	—
ING JPMorgan Value Opportunities Portfolio - Institutional Class	49,507	5,573	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	3,431	307	—	—
ING Julius Baer Foreign Portfolio - Service Class	2,610	736	245	19
ING Legg Mason Value Portfolio - Institutional Class	35,623	1,584	858	—
ING Legg Mason Value Portfolio - Service Class	727	24	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	594	72	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	2,361	118	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	3,496	133	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	4,077	226	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	$307	$98	$—	$—
ING Marsico International Opportunities Portfolio - Service Class	7,945	263	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	1,631	41	—	—
ING MFS Total Return Portfolio - Institutional Class	150,636	7,137	—	—
ING MFS Total Return Portfolio - Service Class	1,277	751	1,733	312
ING MFS Utilities Portfolio - Service Class	798	342	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	2,256	731	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	26	—	—	—
ING PIMCO High Yield Portfolio - Service Class	3,232	221	—	—
ING Pioneer Fund Portfolio - Institutional Class	27,628	1,165	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	944	88	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	3,672	1,277	1,601	182
ING UBS U.S. Allocation Portfolio - Service Class	9,258	1,863	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	1,343	30	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	33	285	392	209
ING American Century Select Portfolio - Initial Class	73,411	10,562	—	—
ING American Century Select Portfolio - Service Class	20	478	154	59
ING American Century Small Cap Value Portfolio - Service Class	1,061	532	604	223
ING Baron Small Cap Growth Portfolio - Service Class	2,989	2,328	2,155	1,102
ING Davis Venture Value Portfolio - Service Class	107	632	882	721
ING Fundamental Research Portfolio - Service Class	15	77	109	41
ING Goldman Sachs® Capital Growth Portfolio - Service Class	84	28	261	3
ING JPMorgan Fleming International Portfolio - Initial Class	8,644	12,746	23,692	20,544
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,306	1,386	1,484	142
ING MFS Capital Opportunities Portfolio - Initial Class	1,515	9,195	2,142	7,514
ING OpCap Balanced Value Portfolio - Service Class	117	823	1,170	450
ING Oppenheimer Global Portfolio - Initial Class	187,408	23,573	—	—
ING Oppenheimer Global Portfolio - Service Class	312	322	229	216
ING Oppenheimer Strategic Income Portfolio - Initial Class	84,226	8,442	—	—
ING PIMCO Total Return Portfolio - Service Class	2,671	829	1,760	586
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	1,398	11,296	4,089	14,372
ING Solution 2015 Portfolio - Service Class	66	—	—	—
ING Solution 2025 Portfolio - Service Class	125	—	—	—
ING Solution 2035 Portfolio - Service Class	3	—	—	—
ING Solution 2045 Portfolio - Service Class	3	—	—	—
ING Solution Income Portfolio - Service Class	135	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Partners, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	$86,742	$8,509	$—	$—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	415	990	669	1,124
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,143	16,162	6,117	13,771
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,097	8,739	3,764	8,518
ING Van Kampen Comstock Portfolio - Service Class	1,711	2,145	2,765	261
ING Van Kampen Equity and Income Portfolio - Initial Class	148,217	14,276	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	83	215	103	29
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	4,560	4,738	6,007	3,762
ING VP Strategic Allocation Growth Portfolio - Class I	2,838	4,359	1,927	2,631
ING VP Strategic Allocation Income Portfolio - Class I	1,940	4,486	2,593	4,356
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	6,935	72,397	20,166	75,470
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	1,330	4,016	193	3,734
ING GET U.S. Core Portfolio - Series 2	816	5,450	47	5,525
ING GET U.S. Core Portfolio - Series 3	1,138	13,881	62,647	10,584
ING GET U.S. Core Portfolio - Series 4	163	2,388	8,661	898
ING GET U.S. Core Portfolio - Series 5	136	598	5,152	989
ING GET U.S. Core Portfolio - Series 6	563	21,242	113,987	26,971
ING GET U.S. Core Portfolio - Series 7	4,592	19,269	65,706	8,739
ING GET U.S. Core Portfolio - Series 8	49,464	17,976	—	—
ING GET U.S. Core Portfolio - Series 9	33,227	10,052	—	—
ING GET U.S. Core Portfolio - Series 10	25,786	4,121	—	—
ING GET U.S. Core Portfolio - Series 11	26,896	2,660	—	—
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	3,206	3,969	8,353	10,764
ING VP Growth Portfolio - Class I	912	7,119	1,349	7,167
ING VP Index Plus LargeCap Portfolio - Class I	7,508	34,982	16,413	37,078
ING VP Index Plus MidCap Portfolio - Class I	2,760	3,212	3,742	3,001
ING VP Index Plus SmallCap Portfolio - Class I	2,297	1,509	3,206	2,466
ING VP International Equity Portfolio - Class I	4,935	3,404	5,894	3,159
ING VP Small Company Portfolio - Class I	4,343	20,415	17,304	25,334
ING VP Value Opportunity Portfolio - Class I	1,175	5,184	1,693	5,518
ING VP Value Opportunity Portfolio - Class S	1,473	30	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$122	$1	$203	$200
ING VP International Value Portfolio - Class I	1,977	1,026	1,762	349
ING VP MagnaCap Portfolio - Class I	111	230	77	1
ING VP MagnaCap Portfolio - Class S	443	2,022	886	290
ING VP MidCap Opportunities Portfolio - Class I	84	77	600	1,231
ING VP MidCap Opportunities Portfolio - Class S	644	1,798	5,053	1,999
ING VP Real Estate Portfolio - Class I	2,005	1,065	1,097	2
ING VP SmallCap Opportunities Portfolio - Class I	424	1,256	1,213	1,707
ING VP SmallCap Opportunities Portfolio - Class S	1,796	1,547	2,152	1,782
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	10,312	28,520	23,869	19,729
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund	10	998	6	183
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	16,775	22,531	43,023	38,166
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	101,452	83,773	175,942	156,855
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	3,074	1,041	329	375
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	663	153,328	5,060	44,256
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	457	16,221	2,566	8,534
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	49	79,512	1,915	25,927
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	712	88,599	7,790	18,401
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	983	149,645	9,256	51,009
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	3,172	1,844	5,029	1,864
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	4,486	2,382	2,528	504
MFS® Variable Insurance Trust:
MFS® Strategic Income Series	555	873	648	722
MFS® Total Return Series - Initial Class	18,387	154,277	28,482	7,978
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	2,978	6,971	3,840	5,592
Oppenheimer Global Securities Fund/VA	4,264	44,923	14,799	7,006
Oppenheimer Main Street Fund®/VA	1,997	14,472	9,493	11,524
Oppenheimer Main Street Small Cap Fund®/VA	39	—	—	—
Oppenheimer Strategic Bond Fund/VA	10,675	66,179	22,123	7,710

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	$1,470	$442	$530	$5
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	3,054	454	1,340	132
Pioneer Fund VCT Portfolio - Class I	53	26	46	—
Pioneer High Yield VCT Portfolio - Class I	134	202	214	—
Pioneer Mid Cap Value VCT Portfolio - Class I	2,477	1,481	2,475	430
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	281	1,709	710	342
SP William Blair International Growth Portfolio - Class II	1,238	7,460	3,656	1,522
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	305	9,351	771	4,428
Wanger Advisors Trust:
Wanger Select	485	210	238	—
Wanger U.S. Smaller Companies	723	304	95	11

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	49,748	1,657,698	(1,607,950)	182,630	548,774	(366,144)
AIM V.I. Core Equity Fund - Series I Shares	34,668	2,841,990	(2,807,322)	457,989	915,598	(457,609)
AIM V.I. Government Securities Fund - Series I Shares	111,394	266,580	(155,186)	583,926	639,220	(55,294)
AIM V.I. Growth Fund - Series I Shares	33,399	2,427,643	(2,394,244)	403,166	724,323	(321,157)
AIM V.I. Premier Equity Fund - Series I Shares	39,641	4,036,940	(3,997,299)	211,103	1,166,321	(955,218)
The Alger American Funds:
Alger American Balanced Portfolio - Class O	—	74,405	(74,405)	8,456	28,307	(19,851)
Alger American Income & Growth Portfolio - Class O	1,661	224,414	(222,753)	6,643	75,743	(69,100)
Alger American Leveraged AllCap Portfolio - Class O	156	206,144	(205,988)	6,763	78,168	(71,405)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	289,299	4,594,566	(4,305,267)	1,694,790	832,361	862,429
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	41,660	1,360,350	(1,318,690)	334,436	384,086	(49,650)
AllianceBernstein VPSF Small Cap Growth A	97,413	679,728	(582,315)	406,019	323,228	82,791
American Century Investments:
American Century VP Balanced Fund	940	13,039	(12,099)	3,505	25,919	(22,414)
American Century VP International Fund	500	9,714	(9,214)	2,103	22,237	(20,134)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	17,046	29,908	(12,862)	28,706	40,792	(12,086)
Federated Insurance Series:
Federated American Leaders Fund II	18,109	579,383	(561,274)	62,399	608,437	(546,038)
Federated Capital Income Fund II	3,910	145,103	(141,193)	19,043	151,311	(132,268)
Federated Equity Income Fund II	19,523	200,782	(181,259)	30,814	261,289	(230,475)
Federated Fund for U.S. Government Securities II	18,334	166,262	(147,928)	52,307	280,010	(227,703)
Federated High Income Bond Fund II	10,837	264,033	(253,196)	101,932	405,433	(303,501)
Federated International Equity Fund II	8,615	124,189	(115,574)	11,513	106,316	(94,803)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Federated Insurance Series (continued):
Federated Mid Cap Growth Strategies Fund II	12,319	143,240	(130,921)	8,898	147,575	(138,677)
Federated Prime Money Fund II	227,092	295,580	(68,488)	157,788	283,520	(125,732)
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	26,023	174,536	(148,513)	82,616	132,597	(49,981)
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,275,007	1,763,523	511,484	4,742,147	2,531,642	2,210,505
Fidelity® VIP Equity-Income Portfolio - Initial Class	812,464	2,715,292	(1,902,828)	4,239,290	3,288,667	950,623
Fidelity® VIP Growth Portfolio - Initial Class	335,415	2,120,527	(1,785,112)	1,796,952	3,002,198	(1,205,246)
Fidelity® VIP High Income Portfolio - Initial Class	769,251	1,511,435	(742,184)	1,847,199	3,089,575	(1,242,376)
Fidelity® VIP Index 500 Portfolio - Initial Class	70,208	802,087	(731,879)	364,877	857,055	(492,178)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	12,868	(12,868)	4,381	25,709	(21,328)
Fidelity® VIP Overseas Portfolio - Initial Class	169,531	347,015	(177,484)	922,163	915,197	6,966
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	131,405	147,657	(16,252)	333,627	94,150	239,477
ING GET Fund:
ING GET Fund - Series H	14,198	8,251,403	(8,237,205)	228,480	2,093,649	(1,865,169)
ING GET Fund - Series I	21,414	5,942,873	(5,921,459)	68,488	1,404,397	(1,335,909)
ING GET Fund - Series J	535	4,652,620	(4,652,085)	88,834	1,331,815	(1,242,981)
ING GET Fund - Series K	64,477	5,594,178	(5,529,701)	89,698	1,504,802	(1,415,104)
ING GET Fund - Series L	22,096	1,224,075	(1,201,979)	54,643	1,453,319	(1,398,676)
ING GET Fund - Series M	63,880	1,689,219	(1,625,339)	88,235	1,761,708	(1,673,473)
ING GET Fund - Series N	14,184	1,347,749	(1,333,565)	183,830	1,477,201	(1,293,371)
ING GET Fund - Series P	19,179	1,194,794	(1,175,615)	53,040	1,024,619	(971,579)
ING GET Fund - Series Q	20,490	581,433	(560,943)	82,106	701,819	(619,713)
ING GET Fund - Series R	25,447	751,470	(726,023)	83,612	565,924	(482,312)
ING GET Fund - Series S	24,936	503,157	(478,221)	99,098	862,412	(763,314)
ING GET Fund - Series T	5,364	393,975	(388,611)	15,504	390,606	(375,102)
ING GET Fund - Series U	3,263	341,837	(338,574)	51,919	352,998	(301,079)
ING GET Fund - Series V	3,494	1,122,074	(1,118,580)	273,020	2,263,427	(1,990,407)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	18,782	2,674	16,108	—	—	—
ING American Funds Growth Portfolio	1,617,062	189,956	1,427,106	169,772	810	168,962
ING American Funds Growth-Income Portfolio	1,921,039	232,493	1,688,546	226,597	19,019	207,578
ING American Funds International Portfolio	1,716,082	403,359	1,312,723	860,280	4,669	855,611
ING Evergreen Health Sciences Portfolio - Class S	52,322	7,335	44,987	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	1,671,988	179,863	1,492,125	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	35,125	5,070	30,055	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	2,532,679	233,474	2,299,205	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	110,280	—	110,280	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	231,207	36,132	195,075	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	874,929	71,882	803,047	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	1,413	—	1,413	—	—	—
ING JPMorgan Value Opportunities Portfolio - Institutional Class	4,770,224	546,541	4,223,683	—	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	329,401	28,928	300,473	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	202,899	60,238	142,661	37,805	17,189	20,616
ING Legg Mason Value Portfolio - Institutional Class	3,371,259	372,634	2,998,625	80,758	311	80,447
ING Legg Mason Value Portfolio - Service Class	65,632	2,124	63,508	—	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	57,155	6,797	50,358	—	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	231,510	11,445	220,065	—	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	345,924	13,387	332,537	—	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	407,876	24,510	383,366	—	—	—
ING Marsico Growth Portfolio - Service Class	27,551	9,107	18,444	—	—	—
ING Marsico International Opportunities Portfolio - Service Class	703,062	26,427	676,635	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	149,322	3,292	146,030	—	—	—
ING MFS Total Return Portfolio - Institutional Class	14,779,885	870,173	13,909,712	—	—	—
ING MFS Total Return Portfolio - Service Class	107,273	74,596	32,677	175,632	56,815	118,817
ING MFS Utilities Portfolio - Service Class	71,129	30,143	40,986	—	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	217,358	76,933	140,425	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING Oppenheimer Main Street Portfolio® - Service Class	2,417	1	2,416	—	—	—
ING PIMCO High Yield Portfolio - Service Class	305,296	21,151	284,145	—	—	—
ING Pioneer Fund Portfolio - Institutional Class	2,588,080	491,868	2,096,212	—	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	88,207	8,112	80,095	—	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	258,854	93,668	165,186	124,617	14,277	110,340
ING UBS U.S. Allocation Portfolio - Service Class	888,465	180,683	707,782	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	123,758	2,619	121,139	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	2,967	26,164	(23,197)	48,671	31,348	17,323
ING American Century Select Portfolio - Initial Class	7,515,897	1,461,590	6,054,307	—	—	—
ING American Century Select Portfolio - Service Class	2,055	50,701	(48,646)	26,697	17,342	9,355
ING American Century Small Cap Value Portfolio - Service Class	72,064	42,372	29,692	49,433	21,860	27,573
ING Baron Small Cap Growth Portfolio - Service Class	230,842	182,840	48,002	182,296	101,042	81,254
ING Davis Venture Value Portfolio - Service Class	10,531	56,264	(45,733)	96,573	81,108	15,465
ING Fundamental Research Portfolio - Service Class	1,271	6,748	(5,477)	10,370	3,915	6,455
ING Goldman Sachs® Capital Growth Portfolio - Service Class	8,093	2,444	5,649	27,139	259	26,880
ING JPMorgan Fleming International Portfolio - Initial Class	899,932	1,162,788	(262,856)	2,912,742	2,641,331	271,411
ING JPMorgan Mid Cap Value Portfolio - Service Class	78,458	96,228	(17,770)	113,896	15,041	98,855
ING MFS Capital Opportunities Portfolio - Initial Class	121,245	753,656	(632,411)	392,044	831,128	(439,084)
ING OpCap Balanced Value Portfolio - Service Class	11,290	70,602	(59,312)	129,425	65,084	64,341
ING Oppenheimer Global Portfolio - Initial Class	18,556,907	2,783,149	15,773,758	—	—	—
ING Oppenheimer Global Portfolio - Service Class	25,684	27,487	(1,803)	28,178	26,819	1,359
ING Oppenheimer Strategic Income Portfolio - Initial Class	8,622,398	1,420,227	7,202,171	—	—	—
ING PIMCO Total Return Portfolio - Service Class	223,918	71,567	152,351	188,796	85,883	102,913
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	203,422	1,066,012	(862,590)	810,897	1,649,901	(839,004)
ING Solution 2015 Portfolio - Service Class	6,346	1	6,345	—	—	—
ING Solution 2025 Portfolio - Service Class	11,412	—	11,412	—	—	—
ING Solution 2035 Portfolio - Service Class	292	—	292	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Service Class	274	—	274	—	—	—
ING Solution Income Portfolio - Service Class	13,351	—	13,351	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	8,805,255	947,908	7,857,347	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	39,228	92,559	(53,331)	79,333	121,857	(42,524)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	184,654	679,236	(494,582)	597,538	919,331	(321,793)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	279,925	805,878	(525,953)	626,743	984,474	(357,731)
ING Van Kampen Comstock Portfolio - Service Class	131,778	178,255	(46,477)	249,901	34,699	215,202
ING Van Kampen Equity and Income Portfolio - Initial Class	15,080,989	1,618,680	13,462,309	—	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	7,493	19,672	(12,179)	9,990	2,931	7,059
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	310,178	422,143	(111,965)	435,875	318,579	117,296
ING VP Strategic Allocation Growth Portfolio - Class I	198,978	336,818	(137,840)	150,253	192,966	(42,713)
ING VP Strategic Allocation Income Portfolio - Class I	103,804	233,957	(130,153)	185,392	290,838	(105,446)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	342,285	3,086,693	(2,744,408)	1,415,804	4,167,269	(2,751,465)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	2,087	351,939	(349,852)	6,866	323,370	(316,504)
ING GET U.S. Core Portfolio - Series 2	3	506,908	(506,905)	28,230	531,071	(502,841)
ING GET U.S. Core Portfolio - Series 3	29,043	1,338,384	(1,309,341)	6,814,902	1,520,420	5,294,482
ING GET U.S. Core Portfolio - Series 4	1,470	219,874	(218,404)	880,917	93,328	787,589
ING GET U.S. Core Portfolio - Series 5	2,623	50,850	(48,227)	692,012	269,553	422,459
ING GET U.S. Core Portfolio - Series 6	44,663	2,003,966	(1,959,303)	12,119,228	3,379,647	8,739,581
ING GET U.S. Core Portfolio - Series 7	4,139	1,407,909	(1,403,770)	6,713,701	1,012,178	5,701,523
ING GET U.S. Core Portfolio - Series 8	3,785,943	589,195	3,196,748	—	—	—
ING GET U.S. Core Portfolio - Series 9	2,604,393	267,292	2,337,101	—	—	—
ING GET U.S. Core Portfolio - Series 10	2,201,782	26,163	2,175,619	—	—	—
ING GET U.S. Core Portfolio - Series 11	2,718,871	293,740	2,425,131	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	968,886	1,209,074	(240,188)	2,784,969	3,522,904	(737,935)
ING VP Growth Portfolio - Class I	101,929	624,125	(522,196)	315,802	809,445	(493,643)
ING VP Index Plus LargeCap Portfolio - Class I	627,171	2,385,012	(1,757,841)	2,319,971	3,658,784	(1,338,813)
ING VP Index Plus MidCap Portfolio - Class I	88,345	173,630	(85,285)	362,950	319,495	43,455
ING VP Index Plus SmallCap Portfolio - Class I	127,318	105,604	21,714	306,461	252,048	54,413
ING VP International Equity Portfolio - Class I	603,639	493,272	110,367	937,259	577,152	360,107
ING VP Small Company Portfolio - Class I	382,466	1,231,241	(848,775)	2,017,604	2,461,882	(444,278)
ING VP Value Opportunity Portfolio - Class I	57,072	282,867	(225,795)	160,482	382,135	(221,653)
ING VP Value Opportunity Portfolio - Class S	147,449	2,903	144,546	—	—	—
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	10,628	79	10,549	20,398	20,398	—
ING VP International Value Portfolio - Class I	166,870	110,767	56,103	222,297	90,119	132,178
ING VP MagnaCap Portfolio - Class I	9,610	22,636	(13,026)	15,372	7,116	8,256
ING VP MagnaCap Portfolio - Class S	30,217	196,310	(166,093)	103,553	38,705	64,848
ING VP MidCap Opportunities Portfolio - Class I	7,978	6,931	1,047	73,952	137,708	(63,756)
ING VP MidCap Opportunities Portfolio - Class S	96,196	202,042	(105,846)	777,947	416,457	361,490
ING VP Real Estate Portfolio - Class I	140,119	73,986	66,133	85,715	46	85,669
ING VP SmallCap Opportunities Portfolio - Class I	60,199	177,852	(117,653)	180,160	253,511	(73,351)
ING VP SmallCap Opportunities Portfolio - Class S	299,323	254,247	45,076	447,989	387,155	60,834
ING VP Balanced Portfolio:
ING VP Balanced Portfolio - Class I	657,701	1,329,855	(672,154)	2,075,495	1,518,855	556,640
ING VP Emerging Markets Fund:
ING VP Emerging Markets Fund	349	70,184	(69,835)	2,209	20,488	(18,279)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	1,060,596	1,517,043	(456,447)	2,522,350	3,100,540	(578,190)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	10,871,993	8,899,937	1,972,056	23,677,963	21,460,803	2,217,160

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING VP Natural Resources Trust:
ING VP Natural Resources Trust	140,558	52,676	87,882	21,362	26,404	(5,042)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	89,907	9,253,448	(9,163,541)	838,257	3,145,306	(2,307,049)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	26,415	819,619	(793,204)	169,983	520,255	(350,272)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	26,815	6,692,994	(6,666,179)	627,645	2,454,240	(1,826,595)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	169,141	7,399,699	(7,230,558)	1,553,013	2,070,767	(517,754)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	146,619	11,080,434	(10,933,815)	1,689,399	4,491,484	(2,802,085)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	246,411	168,534	77,877	574,778	287,004	287,774
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	345,492	203,706	141,786	254,855	79,756	175,099
MFS® Variable Insurance Trust:
MFS® Strategic Income Series	28,424	61,471	(33,047)	50,404	63,389	(12,985)
MFS® Total Return Series - Initial Class	984,331	10,445,300	(9,460,969)	3,528,710	1,916,845	1,611,865
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	548,354	923,299	(374,945)	830,981	987,469	(156,488)
Oppenheimer Global Securities Fund/VA	206,156	2,275,588	(2,069,432)	1,117,531	678,606	438,925
Oppenheimer Main Street Fund®/VA	230,573	1,335,796	(1,105,223)	1,775,963	1,881,644	(105,681)
Oppenheimer Main Street Small Cap Fund®/VA	3,460	—	3,460	—	—	—
Oppenheimer Strategic Bond Fund/VA	675,728	4,613,488	(3,937,760)	2,163,745	1,252,720	911,025
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	130,830	39,747	91,083	48,771	519	48,252
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	269,584	48,415	221,169	144,167	30,177	113,990
Pioneer Fund VCT Portfolio - Class I	4,943	2,546	2,397	4,646	—	4,646
Pioneer High Yield VCT Portfolio - Class I	11,091	18,953	(7,862)	20,203	(4)	20,207
Pioneer Mid Cap Value VCT Portfolio - Class I	156,425	103,640	52,785	240,872	82,585	158,287

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	35,578	195,172	(159,594)	95,947	47,576	48,371
SP William Blair International Growth Portfolio - Class II	122,190	804,476	(682,286)	529,564	263,218	266,346
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	24,829	1,002,126	(977,297)	106,543	522,283	(415,740)
Wanger Advisors Trust:
Wanger Select	40,727	18,344	22,383	21,777	8	21,769
Wanger U.S. Smaller Companies	59,152	24,513	34,639	9,709	1,314	8,395

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

7.	Unit Summary

A summary of units outstanding at December 31, 2005 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	5,068.203	$9.92	$50,277
Non-Qualified V (0.75)	38,834.985	10.25	398,059

	43,903.188		$448,336

AIM V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	40,091.502	$8.64	$346,391
Non-Qualified V (0.75)	60,142.018	8.93	537,068
Non-Qualified IX	854.743	8.49	7,257
Non-Qualified XII	306.822	8.90	2,731

	101,395.085		$893,447

AIM V.I. Government Securities Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified XIII	299,930.700	$12.65	$3,794,123
Non-Qualified XIV	353,798.705	12.44	4,401,256
Non-Qualified XV	135,701.484	12.33	1,673,199
Non-Qualified XVI	98,470.970	11.87	1,168,850
Non-Qualified XVIII	54,541.833	11.59	632,140
Non-Qualified XIX	86,225.339	11.68	1,007,112

	1,028,669.031		$12,676,680

AIM V.I. Growth Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	7,324.077	$6.20	$45,409
Non-Qualified V (0.75)	55,961.825	6.41	358,715
Non-Qualified IX	2,728.370	6.10	16,643
Non-Qualified XII	1,990.815	6.39	12,721

	68,005.087		$433,488

AIM V.I. Premier Equity Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	4,099.606	$7.77	$31,854
Non-Qualified V (0.75)	60,792.564	8.03	488,164
Non-Qualified XII	232.464	8.00	1,860

	65,124.634		$521,878

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

American Century VP Balanced Fund
Contracts in accumulation period:
Non-Qualified VII	43,560.866	$20.37	$887,335

	43,560.866		$887,335

American Century VP International Fund
Contracts in accumulation period:
Non-Qualified VII	64,010.617	$18.23	$1,166,914
Non-Qualified VIII	51.540	16.67	859

	64,062.157		$1,167,773

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	7,843.118	$22.69	$177,960
Non-Qualified V (0.75)	15,736.420	23.83	374,999
Non-Qualified VII	59,965.514	12.57	753,767
Non-Qualified VIII	69,444.982	12.72	883,340

	152,990.034		$2,190,066

Federated American Leaders Fund II
Currently payable annuity contracts:			$55,825
Contracts in accumulation period:
Non-Qualified VII	1,104,002.415	$26.19	28,913,823
Non-Qualified VIII	108.954	18.98	2,068

	1,104,111.369		$28,971,716

Federated Capital Income Fund II
Currently payable annuity contracts:			$9,511
Contracts in accumulation period:
Non-Qualified VII	231,818.104	$14.48	3,356,726
Non-Qualified VIII	61.606	12.14	748

	231,879.710		$3,366,985

Federated Equity Income Fund II
Currently payable annuity contracts:			$97,508
Contracts in accumulation period:
Non-Qualified VII	472,542.049	$13.99	6,610,863

	472,542.049		$6,708,371

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	259,027.305	$15.92	$4,123,715

	259,027.305		$4,123,715

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated High Income Bond Fund II
Currently payable annuity contracts:			$42,940
Contracts in accumulation period:
Non-Qualified VII	412,846.987	$17.91	7,394,090

	412,846.987		$7,437,030

Federated International Equity Fund II
Currently payable annuity contracts:			$22,613
Contracts in accumulation period:
Non-Qualified VII	251,642.726	$17.06	4,293,025
Non-Qualified VIII	120.076	15.85	1,903

	251,762.802		$4,317,541

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	357,766.947	$23.81	$8,518,431

	357,766.947		$8,518,431

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	197,355.838	$12.67	$2,500,498

	197,355.838		$2,500,498

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	392,311.744	$19.49	$7,646,156
Non-Qualified VIII	89,895.345	16.37	1,471,587

	482,207.089		$9,117,743

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	638,978.171	$28.95	$18,498,418
Non-Qualified V (0.75)	1,123,013.634	30.41	34,150,845
Non-Qualified VII	2,452,038.266	31.73	77,803,174
Non-Qualified VIII	532,467.349	25.65	13,657,787
Non-Qualified IX	24,289.146	28.33	688,112
Non-Qualified X	27,426.665	28.95	794,002
Non-Qualified XII	82,724.764	16.93	1,400,530
Non-Qualified XIII	3,284,829.533	15.78	51,834,610
Non-Qualified XIV	3,235,173.277	15.43	49,918,724
Non-Qualified XV	1,073,135.508	15.25	16,365,317
Non-Qualified XVI	735,745.123	12.11	8,909,873
Non-Qualified XVIII	231,759.754	11.82	2,739,400
Non-Qualified XIX	683,521.409	11.92	8,147,575
Non-Qualified XX	80,017.087	16.22	1,297,877

	14,205,119.686		$286,206,244

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	444,733.406	$22.33	$9,930,897
Non-Qualified V (0.75)	773,618.415	23.45	18,141,352
Non-Qualified VII	2,530,753.578	26.48	67,014,355
Non-Qualified VIII	628,401.200	19.16	12,040,167
Non-Qualified IX	12,587.160	21.84	274,904
Non-Qualified X	35,428.468	22.33	791,118
Non-Qualified XII	7,107.165	13.37	95,023
Non-Qualified XIII	2,042,506.238	12.98	26,511,731
Non-Qualified XIV	2,518,930.550	12.69	31,965,229
Non-Qualified XV	815,056.668	12.55	10,228,961
Non-Qualified XVI	553,103.254	12.03	6,653,832
Non-Qualified XVIII	133,993.876	11.74	1,573,088
Non-Qualified XIX	542,688.039	11.84	6,425,426
Non-Qualified XX	11,456.194	14.05	160,960

	11,050,364.211		$191,807,043

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	300,060.522	$17.96	$5,389,087
Non-Qualified V (0.75)	525,424.341	18.86	9,909,503
Non-Qualified VII	1,458,505.167	24.43	35,631,281
Non-Qualified VIII	344,767.932	16.32	5,626,613
Non-Qualified IX	10,322.281	17.57	181,362
Non-Qualified X	7,209.733	17.96	129,487
Non-Qualified XII	8,685.765	11.37	98,757
Non-Qualified XIII	1,367,287.781	8.89	12,155,188
Non-Qualified XIV	1,203,083.885	8.72	10,490,891
Non-Qualified XV	346,035.635	8.63	2,986,288
Non-Qualified XVI	600,141.756	6.65	3,990,943
Non-Qualified XVIII	123,644.428	6.49	802,452
Non-Qualified XIX	398,885.159	6.54	2,608,709
Non-Qualified XX	3,344.309	13.09	43,777

	6,697,398.694		$90,044,338

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:			$2,479,825
Contracts in accumulation period:
Non-Qualified VII	826,797.762	$13.08	10,814,515
Non-Qualified VIII	216,964.455	11.85	2,571,029
Non-Qualified XIII	852,665.782	9.18	7,827,472
Non-Qualified XIV	944,627.392	8.97	8,473,308
Non-Qualified XV	307,221.557	8.87	2,725,055
Non-Qualified XVI	229,329.724	10.30	2,362,096
Non-Qualified XVIII	81,489.059	10.05	818,965
Non-Qualified XIX	168,757.370	10.13	1,709,512

	3,627,853.101		$39,781,777

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	2,079,099.337	$22.90	$47,611,375
Non-Qualified VIII	458,510.140	19.27	8,835,490

	2,537,609.477		$56,446,865

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	105,178.541	$16.68	$1,754,378
Non-Qualified VIII	280.537	16.40	4,601

	105,459.078		$1,758,979

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	131,286.069	$17.76	$2,331,641
Non-Qualified V (0.75)	212,199.251	18.66	3,959,638
Non-Qualified VII	369,972.321	19.38	7,170,064
Non-Qualified VIII	63,414.253	16.58	1,051,408
Non-Qualified IX	1,125.620	17.38	19,563
Non-Qualified X	23,281.280	17.76	413,476
Non-Qualified XII	613.435	12.98	7,962
Non-Qualified XX	6,566.232	15.98	104,928

	808,458.461		$15,058,680

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	72,193.388	$15.80	$1,140,656
Non-Qualified V (0.75)	198,335.494	16.16	3,205,102
Non-Qualified IX	2,645.817	15.62	41,328
Non-Qualified XII	399.462	16.12	6,439
Non-Qualified XX	4,270.313	15.87	67,770

	277,844.474		$4,461,295

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series L
Contracts in accumulation period:
Non-Qualified VII	42,949.560	$10.06	$432,073
Non-Qualified VIII	12,401.846	10.14	125,755
Non-Qualified XIII	572,458.188	10.29	5,890,595
Non-Qualified XIV	561,183.324	10.14	5,690,399
Non-Qualified XV	452,031.055	10.06	4,547,432
Non-Qualified XVI	958,163.167	10.03	9,610,377
Non-Qualified XVIII	602,407.351	9.80	5,903,592
Non-Qualified XIX	795,809.070	9.88	7,862,594

	3,997,403.561		$40,062,817

ING GET Fund - Series M
Contracts in accumulation period:
Non-Qualified VII	93,195.629	$10.11	$942,208
Non-Qualified VIII	1,247.917	10.18	12,704
Non-Qualified XIII	927,347.603	10.33	9,579,501
Non-Qualified XIV	895,355.638	10.18	9,114,720
Non-Qualified XV	384,945.315	10.11	3,891,797
Non-Qualified XVI	1,625,301.894	10.08	16,383,043
Non-Qualified XVIII	823,027.219	9.86	8,115,048
Non-Qualified XIX	1,271,006.020	9.94	12,633,800

	6,021,427.235		$60,672,821

ING GET Fund - Series N
Contracts in accumulation period:
Non-Qualified VII	96,119.492	$10.27	$987,147
Non-Qualified VIII	2,028.989	10.34	20,980
Non-Qualified XIII	705,142.717	10.49	7,396,947
Non-Qualified XIV	502,255.885	10.34	5,193,326
Non-Qualified XV	252,683.903	10.27	2,595,064
Non-Qualified XVI	1,687,024.599	10.25	17,292,002
Non-Qualified XVIII	476,100.215	10.04	4,780,046
Non-Qualified XIX	1,133,221.591	10.11	11,456,870

	4,854,577.391		$49,722,382

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series P
Contracts in accumulation period:
Non-Qualified VII	190,653.901	$10.04	$1,914,165
Non-Qualified VIII	17,546.551	10.11	177,396
Non-Qualified XIII	512,003.658	10.24	5,242,917
Non-Qualified XIV	321,821.812	10.11	3,253,619
Non-Qualified XV	212,525.865	10.04	2,133,760
Non-Qualified XVI	961,789.320	10.02	9,637,129
Non-Qualified XVIII	564,699.854	9.82	5,545,353
Non-Qualified XIX	802,882.053	9.89	7,940,504

	3,583,923.014		$35,844,843

ING GET Fund - Series Q
Contracts in accumulation period:
Non-Qualified VII	88,235.162	$10.33	$911,469
Non-Qualified VIII	15,411.537	10.39	160,126
Non-Qualified XIII	531,909.218	10.52	5,595,685
Non-Qualified XIV	325,646.751	10.39	3,383,470
Non-Qualified XV	43,727.244	10.33	451,702
Non-Qualified XVI	978,460.290	10.31	10,087,926
Non-Qualified XVIII	316,870.092	10.12	3,206,725
Non-Qualified XIX	800,874.162	10.18	8,152,899

	3,101,134.456		$31,950,002

ING GET Fund - Series R
Contracts in accumulation period:
Non-Qualified VII	71,863.310	$10.57	$759,595
Non-Qualified VIII	14,366.875	10.63	152,720
Non-Qualified XIII	432,516.914	10.76	4,653,882
Non-Qualified XIV	249,939.040	10.63	2,656,852
Non-Qualified XV	84,586.364	10.57	894,078
Non-Qualified XVI	623,516.393	10.55	6,578,098
Non-Qualified XVIII	234,499.212	10.37	2,431,757
Non-Qualified XIX	714,591.014	10.43	7,453,184

	2,425,879.122		$25,580,166

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
Non-Qualified V	15,593.252	$10.65	$166,068
Non-Qualified V (0.75)	122,216.399	10.84	1,324,826
Non-Qualified VII	220,162.207	10.50	2,311,703
Non-Qualified VIII	43,276.672	10.56	457,002
Non-Qualified XIII	360,604.172	10.67	3,847,647
Non-Qualified XIV	281,840.302	10.56	2,976,234
Non-Qualified XV	79,797.696	10.50	837,876
Non-Qualified XVI	693,863.777	10.48	7,271,692
Non-Qualified XVIII	333,523.371	10.31	3,438,626
Non-Qualified XIX	843,396.280	10.37	8,746,019

	2,994,274.128		$31,377,693

ING GET Fund - Series T
Contracts in accumulation period:
Non-Qualified VII	114,198.022	$10.50	$1,199,079
Non-Qualified VIII	22,024.648	10.55	232,360
Non-Qualified XIII	314,675.402	10.66	3,354,440
Non-Qualified XIV	165,198.536	10.55	1,742,845
Non-Qualified XV	80,564.344	10.50	845,926
Non-Qualified XVI	698,647.440	10.48	7,321,825
Non-Qualified XVIII	189,227.090	10.33	1,954,716
Non-Qualified XIX	714,081.759	10.38	7,412,169

	2,298,617.241		$24,063,360

ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	54,223.609	$10.65	$577,481
Non-Qualified VIII	9,929.616	10.70	106,247
Non-Qualified XIII	291,171.581	10.80	3,144,653
Non-Qualified XIV	138,009.464	10.70	1,476,701
Non-Qualified XV	46,110.354	10.65	491,075
Non-Qualified XVI	861,577.286	10.63	9,158,567
Non-Qualified XVIII	146,365.745	10.48	1,533,913
Non-Qualified XIX	666,676.899	10.53	7,020,108

	2,214,064.554		$23,508,745

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	89,720.707	$9.67	$867,599
Non-Qualified VIII	19,229.682	9.71	186,720
Non-Qualified XIII	397,208.618	9.79	3,888,672
Non-Qualified XIV	268,770.008	9.71	2,609,757
Non-Qualified XV	91,409.358	9.67	883,928
Non-Qualified XVI	1,868,081.039	9.66	18,045,663
Non-Qualified XVIII	233,182.644	9.53	2,222,231
Non-Qualified XIX	1,603,855.336	9.57	15,348,896

	4,571,457.392		$44,053,466

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,985.586	$12.47	$37,230
Non-Qualified V (0.75)	1,337.607	12.51	16,733
Non-Qualified IX	1,543.921	12.45	19,222
Non-Qualified XII	10,240.851	12.51	128,113

	16,107.965		$201,298

ING American Funds Growth Portfolio
Currently payable annuity contracts:			$1,301,963
Contracts in accumulation period:
Non-Qualified XIII	535,898.103	$12.03	6,446,854
Non-Qualified XIV	532,331.014	11.99	6,382,649
Non-Qualified XV	180,865.574	11.96	2,163,152
Non-Qualified XVI	171,539.221	11.96	2,051,609
Non-Qualified XVIII	34,596.699	11.89	411,355
Non-Qualified XIX	140,837.938	11.92	1,678,788

	1,596,068.549		$20,436,370

ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:			$1,712,341
Contracts in accumulation period:
Non-Qualified XIII	560,145.459	$10.82	6,060,774
Non-Qualified XIV	698,605.143	10.78	7,530,963
Non-Qualified XV	292,364.424	10.76	3,145,841
Non-Qualified XVI	124,943.019	10.75	1,343,137
Non-Qualified XVIII	46,654.338	10.70	499,201
Non-Qualified XIX	173,411.928	10.72	1,858,976

	1,896,124.311		$22,151,233

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Currently payable annuity contracts:			$290,695
Contracts in accumulation period:
Non-Qualified XIII	775,023.938	$12.71	9,850,554
Non-Qualified XIV	632,879.010	12.66	8,012,248
Non-Qualified XV	277,605.459	12.64	3,508,933
Non-Qualified XVI	240,660.023	12.63	3,039,536
Non-Qualified XVIII	49,272.168	12.57	619,351
Non-Qualified XIX	192,893.128	12.59	2,428,524

	2,168,333.726		$27,749,841

ING Evergreen Health Sciences Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	7,130.071	$11.21	$79,928
Non-Qualified V (0.75)	37,857.238	11.24	425,515

	44,987.309		$505,443

ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:			$1,069,274
Contracts in accumulation period:
Non-Qualified VII	450,766.593	$10.17	4,584,296
Non-Qualified VIII	2,763.821	10.18	28,136
Non-Qualified XIII	266,160.820	11.36	3,023,587
Non-Qualified XIV	370,605.887	11.34	4,202,671
Non-Qualified XV	182,653.551	11.33	2,069,465
Non-Qualified XVI	67,412.522	11.32	763,110
Non-Qualified XVIII	72,585.858	11.29	819,494
Non-Qualified XIX	79,175.762	11.30	894,686

	1,492,124.814		$17,454,719

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,196.694	$11.82	$120,525
Non-Qualified V (0.75)	17,853.969	11.86	211,748
Non-Qualified XX	2,004.167	11.85	23,749

	30,054.830		$356,022

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Earnings Growth Portfolio - Institutional Class
Currently payable annuity contracts:			$1,116,500
Contracts in accumulation period:
Non-Qualified VII	448,586.936	$9.90	4,441,011
Non-Qualified VIII	4,020.585	9.91	39,844
Non-Qualified XIII	516,047.290	10.57	5,454,620
Non-Qualified XIV	664,812.144	10.55	7,013,768
Non-Qualified XV	230,959.109	10.54	2,434,309
Non-Qualified XVI	138,559.690	10.54	1,460,419
Non-Qualified XVIII	80,952.576	10.50	850,002
Non-Qualified XIX	215,265.829	10.52	2,264,597

	2,299,204.159		$25,075,070

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	106,026.765	$10.97	$1,163,114
Non-Qualified VIII	4,253.460	10.97	46,660

	110,280.225		$1,209,774

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	63,148.643	$13.40	$846,192
Non-Qualified V (0.75)	125,409.732	13.45	1,686,761
Non-Qualified IX	2,809.842	13.38	37,596
Non-Qualified XX	3,706.340	13.43	49,776

	195,074.557		$2,620,325

ING JPMorgan Small Cap Equity Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	350,675.627	$11.44	$4,011,729
Non-Qualified XIV	198,718.561	11.42	2,269,366
Non-Qualified XV	87,952.317	11.40	1,002,656
Non-Qualified XVI	96,924.651	11.40	1,104,941
Non-Qualified XVIII	12,054.706	11.36	136,941
Non-Qualified XIX	56,721.389	11.38	645,489

	803,047.251		$9,171,122

ING JPMorgan Small Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	1,413.453	$11.33	$16,014

	1,413.453		$16,014

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	1,443,294.423	$10.69	$15,428,817
Non-Qualified XIV	1,356,387.816	10.67	14,472,658
Non-Qualified XV	416,163.263	10.66	4,436,300
Non-Qualified XVI	482,299.263	10.65	5,136,487
Non-Qualified XVIII	124,496.596	10.62	1,322,154
Non-Qualified XIX	401,041.886	10.63	4,263,075

	4,223,683.247		$45,059,491

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	290,701.681	$10.64	$3,093,066
Non-Qualified VIII	9,770.830	10.65	104,059

	300,472.511		$3,197,125

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,624.932	$13.31	$34,938
Non-Qualified V (0.75)	160,644.892	13.42	2,155,854
Non-Qualified XX	7.566	13.38	101

	163,277.390		$2,190,893

ING Legg Mason Value Portfolio - Institutional Class
Currently payable annuity contracts:			$2,426,890
Contracts in accumulation period:
Non-Qualified XIII	833,421.502	$11.53	9,609,350
Non-Qualified XIV	1,274,622.393	11.49	14,645,411
Non-Qualified XV	477,998.974	11.47	5,482,648
Non-Qualified XVI	186,563.470	11.47	2,139,883
Non-Qualified XVIII	70,553.112	11.41	805,011
Non-Qualified XIX	235,912.080	11.43	2,696,475

	3,079,071.531		$37,805,668

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,031.614	$11.48	$23,323
Non-Qualified V (0.75)	59,106.210	11.52	680,904
Non-Qualified IX	2,370.320	11.46	27,164

	63,508.144		$731,391

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	7,262.640	$10.58	$76,839
Non-Qualified XIV	29,460.237	10.57	311,395
Non-Qualified XV	2,017.580	10.56	21,306
Non-Qualified XVI	6,772.668	10.56	71,519
Non-Qualified XIX	4,844.648	10.55	51,111

	50,357.773		$532,170

ING LifeStyle Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	31,852.453	$10.48	$333,814
Non-Qualified XIV	46,008.480	10.46	481,249
Non-Qualified XV	32,061.494	10.46	335,363
Non-Qualified XVI	44,165.492	10.46	461,971
Non-Qualified XVIII	11,984.715	10.44	125,120
Non-Qualified XIX	53,992.750	10.45	$564,224

	220,065.384		$2,301,741

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	41,000.136	$10.35	$424,351
Non-Qualified XIV	123,460.714	10.34	1,276,584
Non-Qualified XV	36,312.765	10.33	375,111
Non-Qualified XVI	71,476.573	10.33	738,353
Non-Qualified XVIII	101.256	10.32	1,045
Non-Qualified XIX	60,185.513	10.32	621,114

	332,536.957		$3,436,558

ING LifeStyle Moderate Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	26,083.934	$10.27	$267,882
Non-Qualified XIV	217,752.649	10.26	2,234,142
Non-Qualified XV	30,014.165	10.26	307,945
Non-Qualified XVI	34,275.674	10.26	351,668
Non-Qualified XVIII	5,542.844	10.24	56,759
Non-Qualified XIX	69,696.324	10.24	713,690

	383,365.590		$3,932,086

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,541.022	$11.39	$85,892
Non-Qualified V (0.75)	10,903.000	11.42	124,512

	18,444.022		$210,404

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,805.645	$12.43	$97,024
Non-Qualified V (0.75)	15,884.350	12.47	198,078
Non-Qualified XII	41.690	12.47	520
Non-Qualified XIII	192,877.839	12.45	2,401,329
Non-Qualified XIV	248,833.230	12.43	3,092,997
Non-Qualified XV	56,940.467	12.42	707,201
Non-Qualified XVI	73,229.777	12.41	908,782
Non-Qualified XVIII	11,954.175	12.37	147,873
Non-Qualified XIX	58,826.952	12.39	728,866
Non-Qualified XX	10,240.622	12.46	127,598

	676,634.747		$8,410,268

ING Mercury Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	22,274.757	$11.67	$259,946
Non-Qualified XIV	69,846.843	11.64	813,017
Non-Qualified XV	34,487.265	11.63	401,087
Non-Qualified XVI	11,904.217	11.63	138,446
Non-Qualified XVIII	2,304.538	11.59	26,710
Non-Qualified XIX	5,212.470	11.60	60,465

	146,030.090		$1,699,671

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	2,762,120.354	$10.42	$28,781,294
Non-Qualified VIII	825,260.699	10.43	8,607,469
Non-Qualified XIII	3,060,671.127	10.46	32,014,620
Non-Qualified XIV	3,876,559.997	10.43	40,432,521
Non-Qualified XV	1,210,322.818	10.42	12,611,564
Non-Qualified XVI	1,189,550.200	10.42	12,395,113
Non-Qualified XVIII	205,538.477	10.39	2,135,545
Non-Qualified XIX	779,687.965	10.40	8,108,755

	13,909,711.637		$145,086,881

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	54,774.367	$12.59	$689,609
Non-Qualified V (0.75)	105,538.530	12.76	1,346,672
Non-Qualified IX	1,927.809	13.03	25,119
Non-Qualified X	1,078.518	12.59	13,579
Non-Qualified XII	2,065.221	12.74	26,311
Non-Qualified XX	21,504.823	12.69	272,896

	186,889.268		$2,374,186

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,717.870	$11.41	$88,061
Non-Qualified V (0.75)	21,627.565	11.45	247,636
Non-Qualified IX	459.700	11.39	5,236
Non-Qualified XX	11,181.090	11.43	127,800

	40,986.225		$468,733

ING Oppenheimer Main Street Portfolio® - Institutional Class
Currently payable annuity contracts:			$37,055
Contracts in accumulation period:
Non-Qualified VII	49,331.451	$11.04	544,619
Non-Qualified VIII	12,733.567	11.05	140,706
Non-Qualified XIII	20,482.293	11.08	226,944
Non-Qualified XIV	41,746.238	11.05	461,296
Non-Qualified XV	5,715.825	11.04	63,103
Non-Qualified XVI	6,078.305	11.04	67,104
Non-Qualified XVIII	375.585	11.00	4,131
Non-Qualified XIX	3,962.230	11.01	43,624

	140,425.494		$1,588,582

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	2,415.762	$11.02	$26,622

	2,415.762		$26,622

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,700.611	$10.48	$28,302
Non-Qualified V (0.75)	84,185.334	10.52	885,630
Non-Qualified VII	191,703.932	10.51	2,014,808
Non-Qualified VIII	5,454.405	10.52	57,380
Non-Qualified XIII	100.770	10.54	1,062

	284,145.052		$2,987,182

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:			$4,200,641
Contracts in accumulation period:
Non-Qualified XIII	552,003.103	$11.02	6,083,074
Non-Qualified XIV	914,116.706	11.00	10,055,284
Non-Qualified XV	325,746.582	10.99	3,579,955
Non-Qualified XVI	94,286.492	10.98	1,035,266
Non-Qualified XVIII	48,242.473	10.95	528,255
Non-Qualified XIX	161,817.115	10.96	1,773,516

	2,096,212.471		$27,255,991

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,911.867	$10.93	$152,057
Non-Qualified V (0.75)	65,688.039	10.97	720,598
Non-Qualified XII	409.003	10.97	4,487
Non-Qualified XX	85.665	10.95	938

	80,094.574		$878,080

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	74,265.071	$14.18	$1,053,079
Non-Qualified V (0.75)	254,297.070	14.37	3,654,249
Non-Qualified IX	1,003.362	14.98	15,030
Non-Qualified XX	3,655.344	14.29	52,235

	333,220.847		$4,774,593

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	118,319.345	$10.85	$1,283,765
Non-Qualified XIV	362,788.172	10.83	3,928,996
Non-Qualified XV	54,192.445	10.82	586,362
Non-Qualified XVI	97,716.468	10.82	1,057,292
Non-Qualified XVIII	17,383.803	10.78	187,397
Non-Qualified XIX	57,381.910	10.79	619,151

	707,782.143		$7,662,963

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	40,000.361	$11.04	$441,604
Non-Qualified V (0.75)	80,719.710	11.08	894,374
Non-Qualified IX	16.980	11.02	187
Non-Qualified XII	402.221	11.08	4,457

	121,139.272		$1,340,622

ING American Century Large Company Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,736.674	$11.02	$52,198
Non-Qualified V (0.75)	6,628.185	11.23	74,435
Non-Qualified XX	234.732	13.27	3,115

	11,599.591		$129,748

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Initial Class
Currently payable annuity contracts:			$4,590,716
Contracts in accumulation period:
Non-Qualified V	327,785.824	$10.16	3,330,304
Non-Qualified V (0.75)	409,820.375	10.20	4,180,168
Non-Qualified VII	1,538,460.664	10.72	16,492,298
Non-Qualified VIII	221,693.787	10.73	2,378,774
Non-Qualified IX	7,125.230	10.14	72,250
Non-Qualified X	19,093.452	10.16	193,989
Non-Qualified XII	2,498.879	10.20	25,489
Non-Qualified XIII	1,118,328.356	10.75	12,022,030
Non-Qualified XIV	1,573,597.433	10.73	16,884,700
Non-Qualified XV	539,284.235	10.72	5,781,127
Non-Qualified XVI	111,508.292	10.72	1,195,369
Non-Qualified XVIII	56,269.242	10.68	600,956
Non-Qualified XIX	127,959.193	10.69	1,367,884
Non-Qualified XX	882.177	10.19	8,989

	6,054,307.139		$69,125,043

ING American Century Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,574.859	$13.80	$283,933
Non-Qualified V (0.75)	77,831.149	14.06	1,094,306
Non-Qualified IX	566.083	13.68	7,744
Non-Qualified XII	409.106	14.03	5,740
Non-Qualified XX	7,446.077	16.02	119,286

	106,827.274		$1,511,009

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	54,363.025	$15.34	$833,929
Non-Qualified V (0.75)	177,403.962	15.62	2,771,050
Non-Qualified IX	2,760.250	15.20	41,956
Non-Qualified XII	416.298	15.59	6,490
Non-Qualified XX	13,287.506	17.25	229,209

	248,231.041		$3,882,634

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,022.494	$11.69	$362,653
Non-Qualified V (0.75)	49,593.459	11.91	590,658
Non-Qualified IX	2,282.731	11.31	25,818
Non-Qualified XX	219.108	14.15	3,100

	83,117.792		$982,229

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	642.456	$11.46	$7,363
Non-Qualified V (0.75)	956.885	11.68	11,176

	1,599.341		$18,539

ING Goldman Sachs® Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,385.807	$10.61	$67,753
Non-Qualified V (0.75)	26,821.879	10.81	289,945
Non-Qualified XII	872.978	10.79	9,419
Non-Qualified XX	933.773	12.72	11,878

	35,014.437		$378,995

ING JPMorgan Fleming International Portfolio - Initial Class
Currently payable annuity contracts:			$2,593,441
Contracts in accumulation period:
Non-Qualified V	200,117.199	$24.91	4,984,919
Non-Qualified V (0.75)	188,204.069	26.17	4,925,300
Non-Qualified VII	276,429.970	13.62	3,764,976
Non-Qualified VIII	88,832.650	13.79	1,225,002
Non-Qualified IX	4,664.146	24.37	113,665
Non-Qualified X	2,817.145	24.91	70,175
Non-Qualified XII	3,676.771	12.07	44,379
Non-Qualified XIII	907,476.270	11.17	10,136,510
Non-Qualified XIV	845,389.239	10.92	9,231,650
Non-Qualified XV	265,869.669	10.80	2,871,392
Non-Qualified XVI	198,880.198	9.21	1,831,687
Non-Qualified XVIII	58,792.259	8.99	528,542
Non-Qualified XIX	161,624.231	9.06	1,464,316
Non-Qualified XX	1,470.021	14.46	21,257

	3,204,243.837		$43,807,211

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	41,697.520	$15.03	$626,714
Non-Qualified V (0.75)	79,289.031	15.30	1,213,122
Non-Qualified IX	1,756.901	14.89	26,160
Non-Qualified XX	13,760.818	17.10	235,310

	136,504.270		$2,101,306

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Capital Opportunities Portfolio - Initial Class
Currently payable annuity contracts:			$3,135,409
Contracts in accumulation period:
Non-Qualified V	147,961.562	$26.49	3,919,502
Non-Qualified V (0.75)	97,299.529	27.83	2,707,846
Non-Qualified VII	422,122.131	12.44	5,251,199
Non-Qualified VIII	124,381.793	12.59	1,565,967
Non-Qualified IX	4,283.086	25.92	111,018
Non-Qualified X	3,729.332	26.49	98,790
Non-Qualified XIII	446,018.975	10.32	4,602,916
Non-Qualified XIV	525,423.730	10.09	5,301,525
Non-Qualified XV	124,376.354	9.98	1,241,276
Non-Qualified XVI	208,656.368	6.31	1,316,622
Non-Qualified XVIII	82,578.519	6.16	508,684
Non-Qualified XIX	135,010.459	6.21	838,415
Non-Qualified XX	287.277	13.34	3,832

	2,322,129.115		$30,603,001

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	55,196.399	$11.86	$654,629
Non-Qualified V (0.75)	57,715.464	12.08	697,203
Non-Qualified IX	7,002.059	11.26	78,843
Non-Qualified XX	942.079	14.11	13,293

	120,856.001		$1,443,968

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:			$5,274,832
Contracts in accumulation period:
Non-Qualified V	946,186.920	$11.65	11,023,078
Non-Qualified V (0.75)	2,419,449.117	11.70	28,307,555
Non-Qualified VII	6,278,643.128	12.00	75,343,718
Non-Qualified VIII	1,038,532.144	12.02	12,483,156
Non-Qualified IX	50,577.574	11.62	587,711
Non-Qualified X	35,012.690	11.65	407,898
Non-Qualified XII	42,917.519	11.70	502,135
Non-Qualified XIII	1,912,408.689	12.04	23,025,401
Non-Qualified XIV	1,802,269.480	12.02	21,663,279
Non-Qualified XV	518,931.438	12.00	6,227,177
Non-Qualified XVI	290,218.161	12.00	3,482,618
Non-Qualified XVIII	141,517.633	11.96	1,692,551
Non-Qualified XIX	258,587.235	11.98	3,097,875
Non-Qualified XX	38,506.935	11.68	449,761

	15,773,758.663		$193,568,745

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts:			$2,776,602
Contracts in accumulation period:
Non-Qualified V	235,801.197	$10.01	2,360,370
Non-Qualified V (0.75)	470,644.812	10.05	4,729,980
Non-Qualified VII	1,713,163.005	10.10	17,302,946
Non-Qualified VIII	411,905.392	10.11	4,164,364
Non-Qualified IX	3,653.387	9.99	36,497
Non-Qualified X	11,135.916	10.01	111,471
Non-Qualified XII	1,338.829	10.05	13,455
Non-Qualified XIII	1,293,592.516	10.13	13,104,092
Non-Qualified XIV	1,677,193.428	10.11	16,956,426
Non-Qualified XV	582,518.392	10.10	5,883,436
Non-Qualified XVI	422,800.232	10.10	4,270,282
Non-Qualified XVIII	98,236.591	10.06	988,260
Non-Qualified XIX	264,685.709	10.07	2,665,385
Non-Qualified XX	15,501.898	10.03	155,484

	7,202,171.304		$75,519,050

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	130,039.680	$11.44	$1,487,654
Non-Qualified V (0.75)	332,102.803	11.65	3,868,998
Non-Qualified IX	17,478.032	11.33	198,026
Non-Qualified XX	12,229.471	11.31	138,315

	491,849.986		$5,692,993

ING Salomon Brothers Aggressive Growth Portfolio -Initial Class
Currently payable annuity contracts:			$1,843,029
Contracts in accumulation period:
Non-Qualified V	280,808.147	$15.69	4,405,880
Non-Qualified V (0.75)	230,508.620	16.48	3,798,782
Non-Qualified VII	1,552,598.878	14.96	23,226,879
Non-Qualified VIII	266,521.853	10.26	2,734,514
Non-Qualified IX	12,873.153	15.35	197,603
Non-Qualified X	13,528.233	15.69	212,258
Non-Qualified XII	635.008	9.00	5,715
Non-Qualified XIII	444,305.631	8.52	3,785,484
Non-Qualified XIV	578,148.623	8.33	4,815,978
Non-Qualified XV	185,081.266	8.24	1,525,070
Non-Qualified XVI	134,193.067	5.79	776,978
Non-Qualified XVIII	78,560.127	5.65	443,865
Non-Qualified XIX	101,220.884	5.69	575,947
Non-Qualified XX	723.457	15.05	10,888

	3,879,706.947		$48,358,870

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,298.590	$10.68	$35,229
Non-Qualified V (0.75)	3,046.354	10.72	32,657

	6,344.944		$67,886

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,312.538	$10.91	$14,320
Non-Qualified V (0.75)	10,099.797	10.94	110,492

	11,412.335		$124,812

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	292.078	$11.07	$3,233

	292.078		$3,233

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	274.070	$11.27	$3,089

	274.070		$3,089

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,350.584	$10.30	$137,511

	13,350.584		$137,511

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	810,722.534	$11.09	$8,990,913
Non-Qualified V (0.75)	1,021,433.957	11.14	11,378,774
Non-Qualified VII	1,689,424.476	11.69	19,749,372
Non-Qualified VIII	286,322.726	11.70	3,349,976
Non-Qualified IX	31,361.642	11.07	347,173
Non-Qualified X	27,390.078	11.09	303,756
Non-Qualified XII	2,043.771	11.14	22,768
Non-Qualified XIII	1,630,597.809	11.73	19,126,912
Non-Qualified XIV	1,300,667.956	11.70	15,217,815
Non-Qualified XV	502,343.766	11.69	5,872,399
Non-Qualified XVI	300,794.708	11.68	3,513,282
Non-Qualified XVIII	108,134.944	11.65	1,259,772
Non-Qualified XIX	140,391.683	11.66	1,636,967
Non-Qualified XX	5,717.424	11.12	63,578

	7,857,347.474		$90,833,457

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:			$6,484,222
Contracts in accumulation period:
Non-Qualified V	196,160.528	$21.41	4,199,797
Non-Qualified V (0.75)	344,626.143	22.50	7,754,088
Non-Qualified VII	1,536,642.600	26.93	41,381,785
Non-Qualified VIII	197,597.119	19.67	3,886,735
Non-Qualified IX	13,074.714	20.95	273,915
Non-Qualified X	9,402.683	21.41	201,311
Non-Qualified XII	1,949.554	13.30	25,929
Non-Qualified XX	7,203.301	14.53	104,664

	2,306,656.642		$64,312,446

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	248,139.475	$15.66	$3,885,864
Non-Qualified V (0.75)	195,565.393	16.45	3,217,051
Non-Qualified VI	19,101.857	13.29	253,864
Non-Qualified VII	1,141,400.387	15.34	17,509,082
Non-Qualified VIII	203,457.939	10.65	2,166,827
Non-Qualified IX	6,068.805	15.32	92,974
Non-Qualified X	114,960.418	15.66	1,800,280
Non-Qualified XI	9,247.616	13.29	122,901
Non-Qualified XII	439.812	10.93	4,807
Non-Qualified XIII	309,846.388	10.44	3,234,796
Non-Qualified XIV	433,550.288	10.21	4,426,548
Non-Qualified XV	146,851.762	10.10	1,483,203
Non-Qualified XVI	162,300.680	7.56	1,226,993
Non-Qualified XVIII	36,902.278	7.38	272,339
Non-Qualified XIX	76,813.160	7.44	571,490

	3,104,646.258		$40,269,019

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	49,772.536	$12.53	$623,650
Non-Qualified V (0.75)	187,238.330	12.77	2,391,033
Non-Qualified IX	1,685.994	12.42	20,940
Non-Qualified XII	624.205	12.74	7,952
Non-Qualified XX	12,292.066	14.68	180,448

	251,613.131		$3,224,023

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	666,186.648	$10.69	$7,121,535
Non-Qualified V (0.75)	934,232.171	10.73	10,024,311
Non-Qualified VII	3,280,731.318	10.88	35,694,357
Non-Qualified VIII	824,274.619	10.89	8,976,351
Non-Qualified IX	6,949.141	10.66	74,078
Non-Qualified X	22,006.765	10.69	235,252
Non-Qualified XII	5,386.764	10.73	57,800
Non-Qualified XIII	2,802,327.377	10.91	30,573,392
Non-Qualified XIV	3,045,908.605	10.89	33,169,945
Non-Qualified XV	991,075.294	10.88	10,782,899
Non-Qualified XVI	472,599.305	10.87	5,137,154
Non-Qualified XVIII	113,062.286	10.84	1,225,595
Non-Qualified XIX	288,982.853	10.85	3,135,464
Non-Qualified XX	8,585.461	10.71	91,950

	13,462,308.607		$146,300,083

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	143.890	$11.91	$1,714

	143.890		$1,714

ING VP Strategic Allocation Balanced Portfolio - Class I
Currently payable annuity contracts:			$4,785,887
Contracts in accumulation period:
Non-Qualified V	59,245.950	$17.76	1,052,208
Non-Qualified V (0.75)	66,485.220	18.65	1,239,949
Non-Qualified VII	688,961.140	17.47	12,036,151
Non-Qualified VIII	132,032.709	15.98	2,109,883
Non-Qualified IX	501.012	17.37	8,703
Non-Qualified X	2,679.075	18.30	49,027
Non-Qualified XX	2,924.677	12.95	37,875

	952,829.783		$21,319,683

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:			$3,150,580
Contracts in accumulation period:
Non-Qualified V	74,359.473	$18.62	1,384,573
Non-Qualified V (0.75)	128,491.658	19.56	2,513,297
Non-Qualified VII	354,898.334	18.31	6,498,188
Non-Qualified VIII	61,873.159	16.45	1,017,813
Non-Qualified IX	2,861.922	18.22	52,144
Non-Qualified X	10,400.959	19.19	199,594

	632,885.505		$14,816,189

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Income Portfolio - Class I
Currently payable annuity contracts:			$3,117,556
Contracts in accumulation period:
Non-Qualified V	53,837.374	$17.21	926,541
Non-Qualified V (0.75)	44,620.520	18.08	806,739
Non-Qualified VII	515,600.622	16.93	8,729,119
Non-Qualified VIII	175,247.317	15.95	2,795,195
Non-Qualified IX	847.698	16.84	14,275
Non-Qualified X	5,338.816	17.74	94,711

	795,492.347		$16,484,136

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:			$88,509,281
Contracts in accumulation period:
Non-Qualified 1964	958.666	$231.60	222,027
Non-Qualified V	2,705,207.427	21.58	58,378,376
Non-Qualified V (0.75)	4,723,187.764	22.67	107,074,667
Non-Qualified VI	882,308.974	20.29	17,902,049
Non-Qualified VII	2,526,477.515	21.28	53,763,442
Non-Qualified VIII	536,181.600	14.38	7,710,291
Non-Qualified IX	46,556.488	21.11	982,807
Non-Qualified X	1,152,265.639	22.04	25,395,935
Non-Qualified XI	19,249.393	20.73	399,040
Non-Qualified XII	33,368.489	9.12	304,321
Non-Qualified XIII	955,102.690	8.74	8,347,598
Non-Qualified XIV	978,108.149	8.55	8,362,825
Non-Qualified XV	348,895.063	8.45	2,948,163
Non-Qualified XVI	204,503.923	7.54	1,541,960
Non-Qualified XVIII	64,416.914	7.36	474,108
Non-Qualified XIX	130,040.198	7.42	964,898
Non-Qualified XX	39,141.861	13.09	512,367

	15,345,970.753		$383,794,155

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	42,180.128	$10.37	$437,408
Non-Qualified VIII	25,407.142	10.41	264,488
Non-Qualified XIII	451,060.282	10.49	4,731,622
Non-Qualified XIV	153,544.941	10.41	1,598,403
Non-Qualified XV	8,690.293	10.37	90,118
Non-Qualified XVI	557,398.284	10.36	5,774,646
Non-Qualified XVIII	94,714.341	10.24	969,875
Non-Qualified XIX	531,615.849	10.28	5,465,011

	1,864,611.260		$19,331,571

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	79,034.911	$10.10	$798,253
Non-Qualified VIII	32,595.927	10.14	330,523
Non-Qualified XIII	296,339.634	10.21	3,025,628
Non-Qualified XIV	219,715.190	10.14	2,227,912
Non-Qualified XV	51,640.344	10.10	521,567
Non-Qualified XVI	425,159.088	10.09	4,289,855
Non-Qualified XVIII	62,204.062	9.98	620,797
Non-Qualified XIX	265,195.248	10.02	2,657,256

	1,431,884.404		$14,471,791

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	1,005,671.050	$9.83	$9,885,746
Non-Qualified VIII	581,947.076	9.86	5,737,998
Non-Qualified XIII	746,884.345	9.92	7,409,093
Non-Qualified XIV	413,172.829	9.86	4,073,884
Non-Qualified XV	217,198.358	9.83	2,135,060
Non-Qualified XVI	416,956.847	9.82	4,094,516
Non-Qualified XVIII	68,542.718	9.73	666,921
Non-Qualified XIX	731,263.843	9.76	7,137,135

	4,181,637.066		$41,140,353

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	41,826.384	$10.31	$431,230
Non-Qualified VIII	1,375.426	10.34	14,222
Non-Qualified XIII	91,163.321	10.39	947,187
Non-Qualified XIV	117,591.773	10.34	1,215,899
Non-Qualified XV	34,943.330	10.31	360,266
Non-Qualified XVI	144,005.413	10.30	1,483,256
Non-Qualified XVIII	13,445.677	10.21	137,280
Non-Qualified XIX	124,833.724	10.24	1,278,297

	569,185.048		$5,867,637

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	21,830.882	$10.55	$230,316
Non-Qualified VIII	20,413.741	10.57	215,773
Non-Qualified XIII	162,266.221	10.62	1,723,267
Non-Qualified XIV	30,426.748	10.57	321,611
Non-Qualified XV	31,394.218	10.55	331,209
Non-Qualified XVI	65,740.150	10.54	692,901
Non-Qualified XVIII	9,160.828	10.46	95,822
Non-Qualified XIX	32,999.591	10.49	346,166

	374,232.379		$3,957,065

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	778,495.419	$10.15	$7,901,729
Non-Qualified VIII	118,304.705	10.17	1,203,159
Non-Qualified XIII	2,088,071.943	10.21	21,319,215
Non-Qualified XIV	2,322,605.471	10.17	23,620,898
Non-Qualified XV	1,234,136.401	10.15	12,526,484
Non-Qualified XVI	129,594.196	10.14	1,314,085
Non-Qualified XVIII	7,173.457	10.08	72,308
Non-Qualified XIX	101,896.465	10.10	1,029,154

	6,780,278.057		$68,987,032

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	581,092.093	$10.04	$5,834,165
Non-Qualified VIII	55,071.489	10.06	554,019
Non-Qualified XIII	1,086,355.411	10.09	10,961,326
Non-Qualified XIV	1,357,541.000	10.06	13,656,862
Non-Qualified XV	945,426.529	10.04	9,492,082
Non-Qualified XVI	81,465.528	10.04	817,914
Non-Qualified XVIII	7,435.724	9.99	74,283
Non-Qualified XIX	183,365.116	10.00	1,833,651

	4,297,752.890		$43,224,302

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	355,240.364	$10.10	$3,587,928
Non-Qualified VIII	60,032.726	10.12	607,531
Non-Qualified XIII	1,172,884.599	10.12	11,869,592
Non-Qualified XIV	1,010,785.389	10.09	10,198,825
Non-Qualified XV	522,936.444	10.08	5,271,199
Non-Qualified XVI	31,745.198	10.08	319,992
Non-Qualified XVIII	17,333.501	10.05	174,202
Non-Qualified XIX	25,789.363	10.06	259,441

	3,196,747.584		$32,288,710

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	67,404.752	$9.98	$672,699
Non-Qualified VIII	402.320	10.00	4,023
Non-Qualified XIII	789,828.680	9.98	7,882,490
Non-Qualified XIV	824,225.279	9.97	8,217,526
Non-Qualified XV	573,354.389	9.96	5,710,610
Non-Qualified XVI	57,653.170	9.96	574,226
Non-Qualified XVIII	2,275.719	9.94	22,621
Non-Qualified XIX	21,956.471	9.95	218,467

	2,337,100.780		$23,302,662

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	31,685.245	$9.99	$316,536
Non-Qualified VIII	19,416.276	10.00	194,163
Non-Qualified XIII	740,046.028	9.98	7,385,659
Non-Qualified XIV	863,579.618	9.97	8,609,889
Non-Qualified XV	484,478.180	9.97	4,830,247
Non-Qualified XVI	11,518.755	9.97	114,842
Non-Qualified XVIII	1,684.321	9.96	16,776
Non-Qualified XIX	23,210.869	9.96	231,180

	2,175,619.292		$21,699,292

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	18,727.243	$10.01	$187,460
Non-Qualified VIII	4,273.886	10.01	42,782
Non-Qualified XIII	418,106.083	10.02	4,189,423
Non-Qualified XIV	553,361.368	10.01	5,539,147
Non-Qualified XV	303,692.497	10.01	3,039,962
Non-Qualified XVI	541,136.148	10.01	5,416,773
Non-Qualified XVIII	197,030.455	10.01	1,972,275
Non-Qualified XIX	388,803.462	10.01	3,891,923

	2,425,131.142		$24,279,745

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	184,667.721	$3.98	$734,978
Non-Qualified V (0.75)	663,727.641	4.09	2,714,646
Non-Qualified VII	626,518.099	3.94	2,468,481
Non-Qualified VIII	56,741.781	3.98	225,832
Non-Qualified IX	21,304.082	3.92	83,512
Non-Qualified X	3,642.303	4.03	14,678
Non-Qualified XII	3,746.458	4.08	15,286
Non-Qualified XIII	377,307.356	4.04	1,524,322
Non-Qualified XIV	412,638.945	3.98	1,642,303
Non-Qualified XV	50,451.713	3.94	198,780
Non-Qualified XVI	130,803.771	4.11	537,604
Non-Qualified XVIII	26,587.736	4.01	106,617
Non-Qualified XIX	58,310.587	4.04	235,575
Non-Qualified XX	310.528	13.24	4,111

	2,616,758.721		$10,506,725

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class I
Currently payable annuity contracts:			$2,676,223
Contracts in accumulation period:
Non-Qualified V	46,692.906	$15.45	721,405
Non-Qualified V (0.75)	239,129.982	16.14	3,859,558
Non-Qualified VII	284,276.810	15.23	4,329,536
Non-Qualified VIII	144,025.624	15.44	2,223,756
Non-Qualified IX	1,444.141	15.12	21,835
Non-Qualified XII	330.037	10.03	3,310
Non-Qualified XIII	477,361.654	9.24	4,410,822
Non-Qualified XIV	401,215.133	9.03	3,622,973
Non-Qualified XV	96,334.865	8.93	860,270
Non-Qualified XVI	94,444.631	5.91	558,168
Non-Qualified XVIII	10,481.854	5.77	60,480
Non-Qualified XIX	61,865.978	5.82	360,060
Non-Qualified XX	227.843	13.67	3,115

	1,857,831.458		$23,711,511

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:			$40,734,066
Contracts in accumulation period:
Non-Qualified V	209,639.332	$19.30	4,046,039
Non-Qualified V (0.75)	961,692.538	20.22	19,445,423
Non-Qualified VII	1,080,461.940	19.01	20,539,581
Non-Qualified VIII	444,521.176	18.96	8,428,122
Non-Qualified IX	15,813.847	18.88	298,565
Non-Qualified XII	7,604.893	11.77	89,510
Non-Qualified XIII	2,368,146.205	11.25	26,641,645
Non-Qualified XIV	1,983,341.967	11.00	21,816,762
Non-Qualified XV	864,908.467	10.87	9,401,555
Non-Qualified XVI	608,399.290	8.34	5,074,050
Non-Qualified XVIII	150,782.722	8.14	1,227,371
Non-Qualified XIX	278,871.572	8.20	2,286,747
Non-Qualified XX	95,128.653	13.56	1,289,945

	9,069,312.602		$161,319,381

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	113,380.484	$20.63	$2,339,039
Non-Qualified V (0.75)	699,184.282	21.44	14,990,511
Non-Qualified IX	8,898.369	20.24	180,103
Non-Qualified XII	30,048.331	22.30	670,078
Non-Qualified XX	7,610.205	16.06	122,220

	859,121.671		$18,301,951

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	96,702.560	$15.62	$1,510,494
Non-Qualified V (0.75)	491,004.556	16.23	7,969,004
Non-Qualified IX	7,192.440	15.33	110,260
Non-Qualified XII	15,806.727	17.45	275,827
Non-Qualified XX	3,126.884	16.32	51,031

	613,833.167		$9,916,616

ING VP International Equity Portfolio - Class I
Currently payable annuity contracts:			$2,432,343
Contracts in accumulation period:
Non-Qualified V	19,463.185	$10.89	211,954
Non-Qualified V (0.75)	67,615.700	11.31	764,734
Non-Qualified VII	212,377.344	10.75	2,283,056
Non-Qualified VIII	54,560.409	10.88	593,617
Non-Qualified XIII	349,029.950	10.41	3,633,402
Non-Qualified XIV	329,247.768	10.18	3,351,742
Non-Qualified XV	158,316.412	10.07	1,594,246
Non-Qualified XVI	180,345.115	8.20	1,478,830
Non-Qualified XVIII	18,075.708	8.00	144,606
Non-Qualified XIX	74,147.109	8.07	598,367

	1,463,178.700		$17,086,897

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:			$7,074,418
Contracts in accumulation period:
Non-Qualified V	36,008.016	$24.15	869,594
Non-Qualified V (0.75)	265,147.163	25.23	6,689,663
Non-Qualified VII	692,360.585	23.81	16,485,106
Non-Qualified VIII	221,559.147	24.13	5,346,222
Non-Qualified IX	2,578.771	23.63	60,936
Non-Qualified XII	21,145.601	17.39	367,722
Non-Qualified XIII	879,606.904	16.92	14,882,949
Non-Qualified XIV	657,269.389	16.54	10,871,236
Non-Qualified XV	169,005.305	16.36	2,764,927
Non-Qualified XVI	290,072.848	11.88	3,446,065
Non-Qualified XVIII	59,628.710	11.60	691,693
Non-Qualified XIX	237,992.586	11.69	2,782,133
Non-Qualified XX	416.438	15.40	6,413

	3,532,791.463		$72,339,077

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	38,388.178	$19.02	$730,143
Non-Qualified V (0.75)	137,082.071	19.87	2,723,821
Non-Qualified VII	398,293.491	18.76	7,471,986
Non-Qualified VIII	89,368.722	19.01	1,698,899
Non-Qualified IX	1,417.427	18.61	26,378
Non-Qualified XII	18,123.536	13.43	243,399
Non-Qualified XX	841.784	12.96	10,910

	683,515.209		$12,905,536

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	53,136.729	$9.94	$528,179
Non-Qualified XIV	50,102.179	9.94	498,016
Non-Qualified XV	5,494.379	9.94	54,614
Non-Qualified XVI	13,191.245	9.93	130,989
Non-Qualified XVIII	3,839.527	9.93	38,127
Non-Qualified XIX	18,782.330	9.93	186,509

	144,546.389		$1,436,434

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,171.723	$11.83	$25,691
Non-Qualified V (0.75)	8,377.412	11.93	99,943

	10,549.135		$125,634

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,383.352	$12.82	$517,715
Non-Qualified V (0.75)	227,187.969	13.11	2,978,434
Non-Qualified IX	7,471.256	12.68	94,736
Non-Qualified XII	25,887.896	13.08	338,614
Non-Qualified XX	2,632.361	14.33	37,722

	303,562.834		$3,967,221

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	6,964.168	$11.21	$78,068
Non-Qualified V (0.75)	25,740.414	11.46	294,985
Non-Qualified XII	558.413	11.43	6,383

	33,262.995		$379,436

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	324,577.850	$10.10	$3,278,236
Non-Qualified XIV	315,417.900	9.96	3,141,562
Non-Qualified XV	76,772.029	9.89	759,275
Non-Qualified XVI	160,698.692	9.87	1,586,096
Non-Qualified XVIII	40,741.014	9.66	393,558
Non-Qualified XIX	155,713.744	9.73	1,515,095

	1,073,921.229		$10,673,822

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,943.592	$15.43	$29,990
Non-Qualified V (0.75)	132,352.832	15.55	2,058,087
Non-Qualified XII	17,505.566	15.54	272,037

	151,801.990		$2,360,114

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	4,456.792	$8.00	$35,654
Non-Qualified V (0.75)	6,050.110	8.18	49,490
Non-Qualified XX	234.007	13.81	3,232

	10,740.909		$88,376

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	204,439.717	$7.62	$1,557,831
Non-Qualified XIV	247,139.418	7.51	1,856,017
Non-Qualified XV	99,877.165	7.46	745,084
Non-Qualified XVI	100,290.112	7.44	746,158
Non-Qualified XVIII	53,186.592	7.28	387,198
Non-Qualified XIX	105,236.112	7.34	772,433

	810,169.116		$6,064,721

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:			$41,586,329
Contracts in accumulation period:
Non-Qualified V	1,203,119.757	$26.44	31,810,486
Non-Qualified V (0.75)	833,499.869	27.78	23,154,626
Non-Qualified VI	36,375.039	22.33	812,255
Non-Qualified VII	1,052,872.011	25.64	26,995,638
Non-Qualified VIII	318,872.426	18.33	5,844,932
Non-Qualified IX	11,013.555	25.87	284,921
Non-Qualified X	189,049.632	27.01	5,106,231
Non-Qualified XI	1,850.218	22.82	42,222
Non-Qualified XII	11,908.823	13.14	156,482
Non-Qualified XIII	1,166,812.879	12.72	14,841,860
Non-Qualified XIV	924,758.290	12.44	11,503,993
Non-Qualified XV	416,856.976	12.30	5,127,341
Non-Qualified XVI	336,649.774	10.32	3,474,226
Non-Qualified XVIII	66,061.946	10.08	665,904
Non-Qualified XIX	185,603.944	10.16	1,885,736
Non-Qualified XX	91,214.600	12.91	1,177,580

	6,846,519.739		$174,470,762

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:			$11,730,174
Contracts in accumulation period:
Non-Qualified V	897,910.254	$19.27	17,302,731
Non-Qualified V (0.75)	1,039,871.497	20.25	21,057,398
Non-Qualified VI	21,883.092	17.69	387,112
Non-Qualified VII	1,183,071.479	18.70	22,123,437
Non-Qualified VIII	350,177.206	16.08	5,630,849
Non-Qualified IX	10,101.037	18.86	190,506
Non-Qualified X	170,189.657	19.52	3,322,102
Non-Qualified XI	1,200.063	17.92	21,505
Non-Qualified XII	1,754.268	14.47	25,384
Non-Qualified XIII	1,098,269.646	14.23	15,628,377
Non-Qualified XIV	1,238,718.859	13.91	17,230,579
Non-Qualified XV	454,455.572	13.75	6,248,764
Non-Qualified XVI	418,861.430	13.19	5,524,782
Non-Qualified XVIII	75,003.722	12.87	965,298
Non-Qualified XIX	242,868.629	12.98	3,152,435
Non-Qualified XX	3,884.223	11.62	45,135

	7,208,220.634		$130,586,568

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:			$3,736,952
Contracts in accumulation period:
Non-Qualified V	400,551.263	$14.12	5,655,784
Non-Qualified V (0.75)	947,243.047	14.83	14,047,614
Non-Qualified VI	9,560.099	13.84	132,312
Non-Qualified VII	2,849,755.488	13.84	39,440,616
Non-Qualified VIII	552,474.285	12.65	6,988,800
Non-Qualified IX	1,714.076	13.81	23,671
Non-Qualified X	165,286.280	14.12	2,333,842
Non-Qualified XII	5,598.002	12.00	67,176
Non-Qualified XIII	3,537,817.254	11.83	41,852,378
Non-Qualified XIV	4,622,461.462	11.57	53,481,879
Non-Qualified XV	2,374,290.256	11.44	27,161,881
Non-Qualified XVI	504,820.665	10.46	5,280,424
Non-Qualified XVIII	579,968.501	10.21	5,921,478
Non-Qualified XIX	778,026.190	10.29	8,005,890
Non-Qualified XX	9,105.196	10.23	93,146

	17,338,672.064		$214,223,843

ING VP Natural Resources Trust
Contracts in accumulation period:
Non-Qualified V	36,129.976	$23.60	$852,667
Non-Qualified V (0.75)	121,905.942	24.79	3,022,048
Non-Qualified VII	34,782.409	23.13	804,517
Non-Qualified IX	2,771.556	23.09	63,995
Non-Qualified X	881.986	23.60	20,815
Non-Qualified XII	2,099.752	18.44	38,719

	198,571.621		$4,802,761

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.045	$28.25	$19,127

	677.045		$19,127

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.793	$21.64	$11,118

	513.793		$11,118

Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.073	$19.42	$5,536
Non-Qualified IX	96.166	18.09	1,740

	381.239		$7,276

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.474	$24.16	$4,336
Non-Qualified IX	78.804	22.50	1,773

	258.278		$6,109

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.230	$22.62	$5,954

	263.230		$5,954

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	111,334.529	$11.53	$1,283,687
Non-Qualified V (0.75)	550,422.685	11.79	6,489,483
Non-Qualified IX	1,657.946	11.40	18,901
Non-Qualified XII	1,312.851	11.76	15,439
Non-Qualified XX	3,696.330	14.01	51,786

	668,424.341		$7,859,296

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	118,881.593	$13.43	$1,596,580
Non-Qualified V (0.75)	297,357.679	13.73	4,082,721
Non-Qualified IX	13,830.266	13.28	183,666
Non-Qualified XII	474.107	13.70	6,495
Non-Qualified XX	3,369.800	16.06	54,119

	433,913.445		$5,923,581

MFS® Strategic Income Series
Contracts in accumulation period:
Non-Qualified VII	124,650.467	$13.84	$1,725,162
Non-Qualified VIII	23,605.088	14.05	331,651

	148,255.555		$2,056,813

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Aggressive Growth Fund/VA
Currently payable annuity contracts:			$2,520,527
Contracts in accumulation period:
Non-Qualified VII	431,343.606	$16.74	7,220,692
Non-Qualified VIII	149,832.776	16.97	2,542,662
Non-Qualified XIII	540,723.825	11.97	6,472,464
Non-Qualified XIV	635,715.226	11.70	7,437,868
Non-Qualified XV	161,193.689	11.57	1,865,011
Non-Qualified XVI	327,027.340	5.32	1,739,785
Non-Qualified XVIII	284,334.908	5.20	1,478,542
Non-Qualified XIX	250,921.960	5.24	1,314,831

	2,781,093.330		$32,592,382

Oppenheimer Global Securities Fund/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,377.122	$21.20	$71,595

	3,377.122		$71,595

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:			$7,675,332
Contracts in accumulation period:
Non-Qualified VII	991,796.305	$14.24	14,123,179
Non-Qualified VIII	369,340.552	14.43	5,329,584
Non-Qualified XIII	845,037.223	10.11	8,543,326
Non-Qualified XIV	1,287,552.655	9.89	12,733,896
Non-Qualified XV	488,568.430	9.77	4,773,314
Non-Qualified XVI	261,262.521	8.81	2,301,723
Non-Qualified XVIII	69,361.033	8.60	596,505
Non-Qualified XIX	275,366.664	8.67	2,387,429

	4,588,285.383		$58,464,288

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	1,639.564	$11.72	$19,216
Non-Qualified V (0.75)	1,820.082	11.76	21,404

	3,459.646		$40,620

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	54.991	$14.75	$811

	54.991		$811

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Admin Class
Contracts in accumulation period:
Non-Qualified V	7,645.552	$10.87	$83,107
Non-Qualified V (0.75)	131,689.790	10.96	1,443,320

	139,335.342		$1,526,427

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	123,630.363	$11.61	$1,435,349
Non-Qualified V (0.75)	214,565.457	11.87	2,546,892
Non-Qualified IX	2,811.726	11.48	32,279
Non-Qualified XII	12,604.643	11.84	149,239
Non-Qualified XX	7,256.790	13.95	101,232

	360,868.979		$4,264,991

Pioneer Fund VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	45.843	$10.61	$486
Non-Qualified V (0.75)	7,445.606	10.85	80,785

	7,491.449		$81,271

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	12,345.402	$10.81	$133,454

	12,345.402		$133,454

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,723.105	$15.24	$620,620
Non-Qualified V (0.75)	209,222.457	15.58	3,259,686
Non-Qualified IX	7,629.207	15.07	114,972
Non-Qualified XII	13,479.954	15.55	209,613
Non-Qualified XX	1,705.608	17.02	29,029

	272,760.331		$4,233,920

Wanger Select
Contracts in accumulation period:
Non-Qualified V	1,867.919	$12.45	$23,256
Non-Qualified V (0.75)	42,283.858	12.55	530,662

	44,151.777		$553,918

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	1,159.574	$12.72	$14,750
Non-Qualified V (0.75)	41,876.561	12.82	536,858

	43,036.135		$551,608

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVII

Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2005	44	$9.92 to $10.25	$448	—%	0.75% to 1.25%	7.59% to 8.01%
2004	1,652	$5.69 to $9.99	15,172	—	0.75% to 1.90%	4.60% to 5.80%
2003	2,018	$5.44 to $9.46	17,500	—	0.75% to 1.90%	27.10% to 28.59%
2002	2,233	$4.28 to $7.37	14,832	—	0.45% to 1.90%	-25.80% to -0.04%
2001	2,600	$5.77 to $9.84	23,509	7.71	0.45% to 2.25%	-24.75% to -23.82%
AIM V.I. Core Equity Fund - Series I Shares
2005	101	$8.49 to $8.93	893	0.08	0.75% to 1.50%	3.66% to 4.46%
2004	2,909	$6.71 to $12.80	31,830	0.91	0.75% to 2.25%	6.85% to 8.23%
2003	3,366	$6.28 to $11.86	34,908	0.97	0.75% to 2.25%	22.18% to 23.44%
2002	3,742	$5.14 to $7.67	29,940	0.30	0.75% to 2.25%	-17.19% to -16.21%
2001	4,491	$6.21 to $9.17	42,858	0.05	0.45% to 2.25%	-24.31% to -16.23%
AIM V.I. Government Securities Fund - Series I Shares
2005	1,029	$11.59 to $12.65	12,677	3.05	0.95% to 1.90%	-0.26% to 0.64%
2004	1,184	$11.62 to $12.57	14,556	3.70	0.95% to 1.90%	0.61% to 1.62%
2003	1,239	$11.55 to $12.37	15,026	1.78	0.95% to 1.90%	-0.86% to 0.08%
2002	2,139	$11.65 to $12.36	25,997	2.67	0.95% to 1.90%	0.07% to 8.01%
2001	819	$10.83 to $11.38	9,149	5.55	0.50% to 1.90%	4.38% to 5.40%
AIM V.I. Growth Fund - Series I Shares
2005	68	$6.10 to $6.41	433	—	0.75% to 1.50%	5.90% to 6.68%
2004	2,462	$4.56 to $12.89	16,959	—	0.75% to 1.90%	6.05% to 7.35%
2003	2,783	$4.30 to $6.62	18,067	—	0.75% to 1.90%	28.74% to 30.23%
2002	3,069	$3.34 to $5.09	14,946	—	0.75% to 1.90%	-32.29% to -31.49%
2001	3,912	$4.93 to $7.44	27,757	0.20	0.45% to 2.25%	-35.18% to -34.38%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Premier Equity Fund - Series I Shares
2005	65	$7.77 to $8.03	$522	0.03%	0.75% to 1.25%	4.44% to 4.83%
2004	4,062	$6.57 to $8.97	36,351	0.42	0.75% to 1.90%	3.79% to 5.08%
2003	5,018	$6.33 to $8.56	42,830	0.28	0.75% to 1.90%	22.67% to 24.23%
2002	5,969	$5.16 to $6.91	41,327	0.29	0.45% to 1.90%	-31.59% to -30.57%
2001	7,410	$7.54 to $10.00	74,008	2.16	0.45% to 2.25%	-14.24% to -9.62%
American Century VP Balanced Fund
2005	44	$20.37	887	1.92	1.40%	3.45%
2004	56	$19.69	1,069	1.83	1.40%	8.25%
2003	78	$18.19	1,420	2.75	1.40%	17.81%
2002	96	$15.44	1,483	2.84	1.40%	-10.82%
2001	118	$17.32	2,043	6.22	0.85% to 1.40%	-4.90%
American Century VP International Fund
2005	64	$16.67 to $18.23	1,168	1.10	1.25% to 1.40%	11.64% to 11.80%
2004	73	$14.91 to $16.33	1,196	0.55	1.25% to 1.40%	13.32% to 13.56%
2003	93	$13.13 to $14.41	1,346	0.75	1.25% to 1.40%	22.74% to 22.94%
2002	131	$10.68 to $11.74	1,539	0.83	1.25% to 1.40%	-21.49% to -21.37%
2001	185	$13.59 to $14.95	2,759	10.20	0.85% to 1.40%	-30.17% to -30.06%
Calvert Social Balanced Portfolio
2005	153	$12.57 to $23.83	2,190	1.77	0.75% to 1.40%	4.14% to 4.84%
2004	166	$12.07 to $22.73	2,229	1.66	0.75% to 1.40%	6.81% to 7.47%
2003	178	$11.30 to $21.15	2,228	1.98	0.75% to 1.40%	17.59% to 18.42%
2002	167	$9.61 to $17.86	1,775	2.79	0.75% to 1.40%	-13.38% to -12.81%
2001	158	$11.09 to $20.48	1,959	4.91	0.45% to 1.50%	-8.25% to -7.64%
Federated American Leaders Fund II
2005	1,104	$18.98 to $26.19	28,971	1.66	1.25% to 1.40%	3.56% to 3.72%
2004	1,665	$18.30 to $25.29	42,192	1.46	1.25% to 1.40%	8.22% to 8.41%
2003	2,211	$16.88 to $23.37	51,717	1.51	1.25% to 1.40%	25.92% to 26.06%
2002	2,720	$13.39 to $18.56	50,539	1.17	1.25% to 1.40%	-21.33% to -21.21%
2001	3,522	$16.99 to $23.59	83,193	2.06	0.85% to 1.40%	-5.56% to -5.42%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Capital Income Fund II
2005	232	$12.14 to $14.48	$3,367	5.79%	1.25% to 1.40%	4.78% to 5.02%
2004	373	$11.56 to $13.82	5,170	4.59	1.25% to 1.40%	8.39% to 8.54%
2003	505	$10.65 to $12.75	6,460	6.55	1.25% to 1.40%	18.94% to 19.13%
2002	653	$8.94 to $10.72	7,021	5.71	1.25% to 1.40%	-25.01% to -24.90%
2001	923	$11.90 to $14.29	13,230	3.57	0.85% to 1.40%	-14.94% to -14.81%
Federated Equity Income Fund II
2005	473	$13.99	6,708	2.27	1.40%	1.89%
2004	654	$13.73	9,093	2.05	1.25% to 1.40%	11.26%
2003	884	$12.34	11,005	1.89	1.25% to 1.40%	25.53%
2002	1,035	$9.83	10,264	2.11	1.25% to 1.40%	-21.85%
2001	1,384	$12.58	17,476	1.97	0.75% to 1.40%	-12.24%
Federated Fund for U.S. Government Securities II
2005	259	$15.92	4,124	4.54	1.40%	0.57%
2004	407	$15.83	6,444	5.03	1.25% to 1.40%	2.19%
2003	635	$15.49	9,833	3.85	1.25% to 1.40%	0.91%
2002	826	$15.35	12,674	3.65	1.40%	7.52%
2001	820	$14.28	11,702	3.90	0.85% to 1.40%	5.53%
Federated High Income Bond Fund II
2005	413	$17.91	7,437	9.23	1.40%	1.19%
2004	666	$15.13 to $17.70	11,845	7.82	1.25% to 1.40%	8.92% to 9.08%
2003	970	$13.87 to $16.25	15,774	7.68	1.25% to 1.40%	20.55% to 20.71%
2002	1,236	$11.49 to $13.48	16,683	10.52	1.25% to 1.40%	-0.03% to 0.12%
2001	1,548	$11.48 to $13.49	20,899	11.00	0.85% to 1.40%	-0.04% to 0.10%
Federated International Equity Fund II
2005	252	$15.85 to $17.06	4,318	—	1.25% to 1.40%	7.50% to 7.75%
2004	367	$14.71 to $15.87	5,865	—	1.25% to 1.40%	12.47% to 12.63%
2003	462	$13.06 to $14.11	6,565	—	1.25% to 1.40%	30.05% to 30.21%
2002	551	$10.03 to $10.85	6,024	—	1.25% to 1.40%	-23.84% to -23.73%
2001	767	$13.15 to $14.25	10,976	12.94	0.85% to 1.40%	-30.42% to -30.31%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2005	358	$23.81	$8,518	—%	1.40%	11.11%
2004	489	$21.43	10,473	—	1.40%	13.81%
2003	627	$18.83	11,813	—	1.40%	38.15%
2002	764	$13.63	10,415	—	1.40%	-27.38%
2001	1,117	$18.77	20,974	1.68	0.85% to 1.40%	-23.48%
Federated Prime Money Fund II
2005	197	$12.67	2,500	2.40	1.40%	1.28%
2004	266	$12.51	3,326	0.78	1.40%	-0.64%
2003	392	$12.59	4,930	0.71	1.40%	-0.71%
2002	583	$12.68	7,387	1.37	1.40%	0.00%
2001	695	$12.68	8,812	3.44	0.85% to 1.40%	2.28%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2005	482	$16.37 to $19.49	9,118	2.81	1.25% to 1.40%	2.58% to 2.70%
2004	631	$15.94 to $19.00	11,587	2.72	1.25% to 1.40%	4.00% to 4.18%
2003	681	$15.30 to $18.27	12,034	3.51	1.25% to 1.40%	16.30% to 16.53%
2002	728	$13.13 to $15.71	11,086	4.06	1.25% to 1.40%	-10.01% to -9.87%
2001	831	$14.57 to $17.45	14,094	6.08	0.85% to 1.40%	-5.44% to -5.30%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	14,205	$11.82 to $31.73	286,196	0.28	0.75% to 1.90%	14.76% to 16.07%
2004	13,694	$10.30 to $27.52	243,399	0.31	0.75% to 1.90%	13.19% to 14.61%
2003	11,483	$9.10 to $24.17	188,055	0.43	0.75% to 1.90%	-29.37% to 27.50%
2002	10,912	$7.22 to $19.81	145,571	0.86	0.45% to 1.90%	-11.07% to 78.65%
2001	11,618	$8.12 to $21.96	173,999	3.56	0.45% to 1.90%	-13.93% to -3.25%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	11,050	$11.74 to $26.48	191,800	1.68	0.75% to 1.90%	3.80% to 5.06%
2004	12,953	$11.31 to $25.37	218,459	1.49	0.75% to 1.90%	9.49% to 10.71%
2003	12,003	$10.33 to $23.07	192,149	1.64	0.75% to 1.90%	27.85% to 29.33%
2002	11,480	$8.08 to $17.95	146,420	1.78	0.75% to 1.90%	-18.53% to -17.57%
2001	12,170	$9.92 to $21.92	193,019	6.26	0.45% to 1.90%	-6.77% to -5.67%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Fidelity® VIP Growth Portfolio - Initial Class
2005	6,697	$6.49 to $24.43	$90,041	0.51%	0.75% to 1.90%	3.84% to 5.01%
2004	8,483	$6.25 to $23.41	109,798	0.28	0.75% to 1.90%	1.30% to 2.57%
2003	9,688	$6.17 to $22.97	125,864	0.26	0.75% to 1.90%	30.44% to 31.85%
2002	9,473	$4.73 to $17.54	98,180	0.26	0.45% to 1.90%	-31.44% to -30.42%
2001	10,633	$6.90 to $25.45	167,319	7.26	0.45% to 1.90%	-19.23% to -18.23%
Fidelity® VIP High Income Portfolio - Initial Class
2005	3,628	$8.87 to $13.08	39,781	14.63	0.95% to 1.90%	0.70% to 1.77%
2004	4,370	$8.76 to $12.92	47,964	8.75	0.80% to 2.25%	7.54% to 8.54%
2003	5,612	$8.11 to $11.96	56,970	6.32	0.95% to 2.25%	24.90% to 26.10%
2002	4,489	$6.46 to $9.53	36,456	10.78	0.95% to 2.25%	1.48% to 2.46%
2001	4,973	$6.34 to $9.34	39,385	13.71	0.50% to 2.25%	-13.42% to -12.58%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	2,538	$19.27 to $22.90	56,445	1.88	1.25% to 1.40%	3.34% to 3.49%
2004	3,269	$18.62 to $22.16	70,298	1.34	1.25% to 1.40%	9.11% to 9.21%
2003	3,762	$17.05 to $20.31	74,266	1.44	1.25% to 1.40%	26.62% to 26.86%
2002	4,125	$13.44 to $16.04	64,190	1.38	1.25% to 1.40%	-23.34% to -23.22%
2001	4,961	$17.51 to $20.93	100,783	1.20	0.85% to 1.40%	-13.34% to -13.21%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	105	$16.40 to $16.68	1,759	3.82	1.25% to 1.40%	0.79% to 0.92%
2004	118	$16.25 to $16.55	1,958	4.38	1.25% to 1.40%	2.99% to 3.11%
2003	140	$15.76 to $16.07	2,244	4.39	1.25% to 1.40%	3.74% to 3.89%
2002	187	$15.17 to $15.49	2,890	4.05	1.25% to 1.40%	8.80% to 8.96%
2001	217	$13.92 to $14.24	3,084	5.86	0.85% to 1.40%	6.94% to 7.10%
Fidelity® VIP Overseas Portfolio - Initial Class
2005	808	$12.98 to $19.38	15,059	0.62	0.75% to 1.50%	17.27% to 18.18%
2004	986	$10.99 to $16.51	15,669	1.18	0.75% to 1.50%	11.93% to 12.79%
2003	979	$9.75 to $14.74	13,904	0.58	0.75% to 1.50%	41.30% to 42.34%
2002	654	$6.85 to $10.42	6,617	0.85	0.75% to 1.50%	-21.47% to -20.88%
2001	770	$8.67 to $13.26	9,914	13.97	0.45% to 1.50%	-22.35% to -21.76%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Franklin Small Cap Value Securities Fund - Class 2
2005	278	$15.62 to $16.16	$4,461	0.61%	0.75% to 1.50%	7.13% to 8.02%
2004	294	$14.58 to $14.96	4,384	0.04	0.75% to 1.50%	22.18% to 22.82%
2003	55	$12.02 to $12.18	662	0.19	0.75% to 1.25%	30.59% to 31.11%
2002	39	$9.22 to $9.29	365	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series L
2005	3,997	$9.80 to $10.29	40,061	3.77	1.45% to 2.40%	0.00% to 0.88%
2004	5,199	$9.80 to $10.20	51,909	3.99	1.45% to 2.40%	-1.90% to -0.87%
2003	6,598	$9.99 to $10.29	66,868	3.48	1.45% to 2.40%	1.01% to 1.98%
2002	7,535	$9.89 to $10.09	75,255	0.05	1.45% to 2.40%	0.22% to 1.20%
2001	8,101	$9.87 to $9.97	80,345	4.63	1.35% to 2.40%	-1.53% to -0.46%
ING GET Fund - Series M
2005	6,021	$9.86 to $10.33	60,670	4.60	1.45% to 2.40%	-0.20% to 0.78%
2004	7,647	$9.88 to $10.25	76,815	4.34	1.45% to 2.40%	-1.59% to -0.68%
2003	9,320	$10.04 to $10.32	94,718	3.54	1.45% to 2.40%	1.31% to 2.38%
2002	11,558	$9.91 to $10.08	115,381	0.03	1.45% to 2.40%	1.12% to 2.10%
2001	12,531	$9.80 to $9.87	123,165	(a)	1.45% to 2.40%	(a)
ING GET Fund - Series N
2005	4,855	$10.04 to $10.49	49,719	3.76	1.45% to 2.40%	-0.30% to 0.67%
2004	6,188	$10.07 to $10.42	63,310	3.42	1.45% to 2.40%	-0.79% to 0.19%
2003	7,482	$10.15 to $10.40	76,785	2.65	1.45% to 2.40%	1.81% to 2.77%
2002	8,982	$9.97 to $10.12	90,143	0.02	1.45% to 2.40%	-2.77% to -1.82%
2001	10,181	$10.25 to $10.31	104,606	(a)	(a)	(a)
ING GET Fund - Series P
2005	3,584	$9.82 to $10.24	35,843	3.77	1.45% to 2.40%	-1.11% to -0.10%
2004	4,760	$9.93 to $10.25	47,889	3.64	1.45% to 2.40%	-1.00% to 0.00%
2003	5,731	$10.03 to $10.25	58,003	2.56	1.45% to 2.40%	1.42% to 2.40%
2002	7,680	$9.89 to $10.01	76,334	0.04	1.45% to 2.40%	-1.16% to -0.20%
2001	8,288	$10.00 to $10.03	83,012	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series Q
2005	3,101	$10.12 to $10.52	$31,948	3.93%	1.45% to 2.40%	-0.88% to 0.10%
2004	3,662	$10.21 to $10.51	37,872	3.57	1.45% to 2.40%	-0.49% to 0.38%
2003	4,282	$10.26 to $10.47	44,336	—	1.45% to 2.40%	2.60% to 3.66%
2002	5,460	$10.00 to $10.10	54,826	3.81	1.45% to 2.40%	0.00% to 0.97%
2001	162	$10.00	1,620	(a)	(a)	(a)
ING GET Fund - Series R
2005	2,426	$10.37 to $10.76	25,579	3.44	1.45% to 2.40%	-0.77% to 0.28%
2004	3,152	$10.45 to $10.73	33,352	3.22	1.45% to 2.40%	0.29% to 1.23%
2003	3,634	$10.42 to $10.60	38,175	0.01	1.45% to 2.40%	3.58% to 4.54%
2002	4,312	$10.06 to $10.14	43,556	(b)	1.45% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2005	2,994	$10.31 to $10.84	31,376	2.52	1.00% to 2.40%	-0.58% to 0.84%
2004	3,472	$10.37 to $10.75	36,434	2.65	1.00% to 2.40%	0.19% to 1.70%
2003	4,236	$10.35 to $10.57	44,140	0.10	1.00% to 2.40%	3.40% to 4.86%
2002	5,334	$10.01 to $10.08	53,553	(b)	1.00% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series T
2005	2,299	$10.33 to $10.66	24,062	2.62	1.45% to 2.40%	-0.86% to 0.09%
2004	2,687	$10.42 to $10.65	28,261	2.80	1.45% to 2.40%	0.19% to 1.14%
2003	3,062	$10.40 to $10.53	32,020	0.14	1.45% to 2.40%	3.38% to 4.36%
2002	3,908	$10.06 to $10.09	39,378	(b)	1.45% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series U
2005	2,214	$10.48 to $10.80	23,508	2.19	1.45% to 2.40%	-1.04% to 0.00%
2004	2,553	$10.59 to $10.80	27,273	1.91	1.45% to 2.40%	0.95% to 1.89%
2003	2,854	$10.49 to $10.60	30,078	—	1.45% to 2.40%	5.21% to 6.00%
2002	50	$9.99 to $10.00	503	(b)	0.95% to 1.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series V
2005	4,571	$9.53 to $9.79	$44,051	1.94%	1.45% to 2.40%	-1.55% to -0.61%
2004	5,690	$9.68 to $9.85	55,481	1.00	1.45% to 2.40%	-0.10% to 0.82%
2003	7,680	$9.69 to $9.77	74,677	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	16	$12.45 to $12.51	201	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Funds Growth Portfolio
2005	1,596	$11.89 to $12.03	20,435	-	0.95% to 1.90%	13.35% to 14.57%
2004	169	$10.49 to $10.50	1,774	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds Growth-Income Portfolio
2005	1,896	$10.70 to $10.82	22,150	0.42	0.95% to 1.90%	3.28% to 4.34%
2004	208	$10.36 to $10.37	2,347	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds International Portfolio
2005	2,168	$12.57 to $12.71	27,749	0.53	0.95% to 1.90%	18.70% to 19.79%
2004	856	$10.59 to $10.61	9,074	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Evergreen Health Sciences Portfolio - Class S
2005	45	$11.21 to $11.24	$505	(e)%	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Institutional Class
2005	1,492	$10.17 to $11.36	17,454	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMR SM Diversified Mid Cap Portfolio - Service Class
2005	30	$11.82 to $11.86	356	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMR SM Earnings Growth Portfolio - Institutional Class
2005	2,299	$9.90 to $10.57	25,074	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2005	110	$10.97	1,210	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	195	$13.38 to $13.45	$2,620	(e)%	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Equity Portfolio - Institutional Class
2005	803	$11.36 to $11.44	9,171	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Equity Portfolio - Service Class
2005	1	$11.33	16	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2005	4,224	$10.62 to $10.69	45,057	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	300	$10.64 to $10.65	3,197	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Julius Baer Foreign Portfolio - Service Class
2005	163	$13.31 to $13.42	$2,191	0.08%	0.75% to 1.25%	14.51%
2004	21	$11.72	242	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Institutional Class
2005	3,079	$11.41 to $11.53	37,805	-	0.95% to 1.90%	4.20% to 5.20%
2004	80	$10.95 to $10.96	882	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Service Class
2005	64	$11.46 to $11.52	731	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
2005	50	$10.55 to $10.58	532	(e)	0.95% to 1.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Growth Portfolio - Service 1 Class
2005	220	$10.44 to $10.48	2,302	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
2005	333	$10.32 to $10.35	$3,437	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Portfolio - Service 1 Class
2005	383	$10.24 to $10.27	3,932	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2005	18	$11.39 to $11.42	210	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico International Opportunities Portfolio - Service Class
2005	677	$12.37 to $12.47	8,410	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Mercury Large Cap Growth Portfolio - Service Class
2005	146	$11.59 to $11.67	1,700	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2005	13,910	$10.39 to $10.46	$145,082	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Service Class
2005	187	$12.59 to $13.03	2,374	2.65	0.75% to 1.50%	1.40% to 2.16%
2004	154	$12.39 to $12.85	1,922	2.76	0.75% to 1.50%	9.74% to 10.24%
2003	35	$11.29 to $11.33	401	(c)	0.75% to 1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Utilities Portfolio - Service Class
2005	41	$11.39 to $11.45	469	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2005	140	$11.00 to $11.08	1,589	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Service Class
2005	2	$11.02	27	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2005	284	$10.48 to $10.54	$2,987	(e)%	0.75% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2005	2,096	$10.95 to $11.02	27,255	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	80	$10.93 to $10.97	878	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Equity Income Portfolio - Service Class
2005	333	$14.18 to $14.98	4,775	1.58	0.75% to 1.50%	2.39% to 3.16%
2004	168	$13.81 to $14.63	2,335	1.25	0.75% to 1.50%	13.48% to 13.99%
2003	58	$12.17 to $12.22	704	(c)	0.75% to 1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Allocation Portfolio - Service Class
2005	708	$10.78 to $10.85	7,663	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Growth and Income Portfolio - Service Class
2005	121	$11.02 to $11.08	$1,341	(e)%	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2005	12	$11.02 to $13.27	130	1.16	0.75% to 1.25%	0.00% to 0.54%
2004	35	$11.02 to $13.23	387	1.06	0.75% to 1.25%	8.68% to 9.19%
2003	17	$10.14 to $12.14	179	0.65	0.75% to 1.25%	29.67%
2002	2	$7.82	14	(b)	1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Select Portfolio - Initial Class
2005	6,054	$10.14 to $10.75	69,123	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small Cap Value Portfolio - Service Class
2005	107	$13.68 to $16.02	1,511	0.24	0.75% to 1.50%	6.29% to 7.08%
2004	77	$12.87 to $15.00	1,034	—	0.75% to 1.50%	19.89% to 20.35%
2003	50	$10.81 to $12.48	561	0.16	0.75% to 1.25%	16.24% to 34.53%
2002	20	$8.11 to $9.30	173	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service Class
2005	248	$15.20 to $17.25	3,883	—	0.75% to 1.50%	5.78% to 6.55%
2004	200	$14.37 to $16.22	2,941	—	0.75% to 1.50%	26.05% to 27.04%
2003	119	$11.40 to $12.79	1,381	—	0.75% to 1.50%	18.29% to 32.34%
2002	21	$8.72 to $9.68	193	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Davis Venture Value Portfolio - Service Class
2005	83	$11.31 to $14.15	$982	—%	0.75% to 1.50%	2.35% to 3.12%
2004	129	$11.05 to $13.75	1,483	—	0.75% to 1.50%	6.87% to 7.64%
2003	113	$10.34 to $12.80	1,215	0.75	0.75% to 1.50%	39.53%
2002	1	$7.69	5	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Service Class
2005	2	$11.46 to $11.68	19	2.04	0.75% to 1.25%	4.37% to 4.94%
2004	7	$10.98 to $11.13	79	—	0.75% to 1.25%	9.12%
2003	1	$10.20	6	(c)	0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Goldman Sachs® Capital Growth Portfolio - Service Class
2005	35	$10.61 to $12.72	379	0.29	0.75% to 1.25%	0.57% to 1.12%
2004	29	$10.55 to $12.61	315	—	0.75% to 1.25%	7.43% to 7.98%
2003	2	$9.82 to $11.70	25	—	0.75% to 1.25%	22.68%
2002	2	$8.07	18	(b)	0.75% to 0.80%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Fleming International Portfolio - Initial Class
2005	3,204	$8.99 to $26.17	43,806	0.75	0.75% to 1.90%	7.92% to 9.22%
2004	3,467	$8.33 to $23.96	44,030	1.15	0.75% to 1.90%	16.67% to 18.03%
2003	3,196	$7.14 to $20.30	34,019	1.05	0.75% to 1.90%	27.05% to 28.48%
2002	2,909	$5.62 to $15.80	24,044	0.62	0.75% to 1.90%	-19.64% to -18.69%
2001	2,892	$7.00 to $19.44	30,449	25.04	0.45% to 2.25%	-28.33% to -27.48%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2005	137	$14.89 to $17.10	2,101	0.28	0.75% to 1.50%	6.89% to 7.67%
2004	154	$13.93 to $15.92	2,215	0.21	0.75% to 1.50%	18.76% to 19.71%
2003	55	$11.73 to $13.32	678	0.48	0.75% to 1.50%	28.46% to 29.02%
2002	9	$9.17 to $9.20	87	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Capital Opportunities Portfolio - Initial Class
2005	2,322	$6.16 to $27.83	$30,602	0.78%	0.75% to 1.90%	-0.32% to 0.80%
2004	2,955	$6.18 to $27.61	38,224	0.42	0.75% to 1.90%	10.75% to 12.05%
2003	3,394	$5.58 to $24.64	39,287	0.20	0.75% to 1.90%	25.68% to 27.14%
2002	3,869	$4.44 to $20.94	35,741	—	0.45% to 1.90%	-31.49% to -30.48%
2001	4,710	$6.49 to $30.11	62,832	19.25	0.45% to 2.25%	-26.19% to -25.29%
ING OpCap Balanced Value Portfolio - Service Class
2005	121	$11.26 to $14.11	1,444	0.39	0.75% to 1.50%	1.17% to 1.94%
2004	180	$11.13 to $13.87	2,116	1.01	0.75% to 1.50%	8.69% to 9.42%
2003	116	$10.24 to $12.69	1,250	1.66	0.75% to 1.50%	28.66%
2002	2	$8.34 to $8.37	15	(b)	0.80% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Initial Class
2005	15,774	$11.62 to $12.04	193,562	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2005	7,202	$9.99 to $10.13	75,516	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2005	492	$11.31 to $11.65	5,693	1.55	0.75% to 1.50%	0.53% to 1.30%
2004	339	$11.18 to $11.50	3,885	—	0.75% to 1.50%	2.73% to 3.60%
2003	237	$10.82 to $11.10	2,613	3.68	0.75% to 1.50%	0.93% to 3.26%
2002	119	$10.70 to $10.75	1,275	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	3,880	$5.65 to $16.48	$48,357	—%	0.75% to 1.90%	9.28% to 10.60%
2004	4,742	$5.17 to $14.90	53,255	—	0.75% to 1.90%	7.71% to 8.92%
2003	5,581	$4.80 to $13.68	58,639	—	0.75% to 1.90%	35.59% to 37.25%
2002	6,053	$3.54 to $9.97	47,008	—	0.45% to 1.90%	-36.54% to -35.60%
2001	7,478	$5.58 to $15.53	91,535	6.31	0.45% to 2.25%	-26.64% to -25.74%
ING Solution 2015 Portfolio - Service Class
2005	6	$10.68 to $10.72	68	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Service Class
2005	11	$10.91 to $10.94	125	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2035 Portfolio - Service Class
2005	—	$11.07	3	(e)	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2045 Portfolio - Service Class
2005	—	$11.27	3	(e)	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Solution Income Portfolio - Service Class
2005	13	$10.30	$138	(e)%	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	7,857	$11.07 to $11.73	90,830	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2005	2,307	$13.30 to $26.93	64,310	0.49	0.75% to 1.50%	4.59% to 5.39%
2004	2,801	$12.62 to $25.72	73,921	0.15	0.75% to 1.50%	8.39% to 9.21%
2003	3,123	$11.57 to $23.71	74,887	0.15	0.75% to 1.50%	28.96% to 30.00%
2002	3,205	$8.90 to $18.37	58,443	0.19	0.45% to 1.50%	-24.44% to -23.64%
2001	3,768	$11.70 to $24.29	89,395	15.41	0.45% to 2.25%	-11.56% to -10.85%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	3,105	$7.38 to $16.45	40,268	0.88	0.75% to 1.90%	7.27% to 8.51%
2004	3,631	$6.88 to $15.16	43,678	0.77	0.75% to 1.90%	12.60% to 13.90%
2003	3,988	$6.11 to $13.31	42,940	0.57	0.75% to 1.90%	22.69% to 24.04%
2002	4,627	$4.98 to $10.73	40,669	0.20	0.75% to 1.90%	-26.32% to -25.45%
2001	5,830	$6.77 to $14.39	69,394	20.49	0.45% to 1.90%	-22.40% to -21.48%
ING Van Kampen Comstock Portfolio - Service Class
2005	252	$12.42 to $14.68	3,224	0.60	0.75% to 1.50%	1.97% to 2.74%
2004	298	$12.18 to $14.32	3,726	—	0.75% to 1.50%	15.23% to 15.84%
2003	83	$10.64 to $12.38	899	0.77	0.75% to 1.25%	28.04% to 28.69%
2002	38	$8.31 to $8.34	319	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2005	13,462	$10.66 to $10.91	$146,295	(e)%	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	—	$11.91	2	—	0.75%	7.01%
2004	12	$10.36 to $11.13	137	—	0.75% to 1.50%	8.94% to 9.76%
2003	5	$9.51 to $10.14	53	0.01	0.75% to 1.50%	25.47%
2002	—	$8.01	428	(b)	1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	953	$12.95 to $18.65	21,319	1.57	0.75% to 1.50%	3.15% to 3.90%
2004	1,065	$15.45 to $17.95	20,822	1.30	0.75% to 2.25%	8.74% to 9.38%
2003	948	$14.19 to $16.41	16,937	1.41	0.75% to 2.25%	17.79% to 18.57%
2002	977	$12.03 to $13.84	14,344	2.50	0.45% to 1.40%	-10.81% to -9.94%
2001	1,082	$13.47 to $15.41	17,390	2.50	0.45% to 2.25%	-8.30% to -7.65%
ING VP Strategic Allocation Growth Portfolio - Class I
2005	633	$16.45 to $19.56	14,815	1.22	0.75% to 1.50%	4.65% to 5.39%
2004	771	$15.68 to $18.56	15,631	1.04	0.75% to 2.25%	10.33% to 11.20%
2003	813	$14.18 to $16.69	14,808	0.87	0.75% to 2.25%	22.52% to 23.45%
2002	835	$11.55 to $13.52	11,257	1.75	0.75% to 2.25%	-15.04% to -14.40%
2001	898	$13.56 to $15.80	13,876	1.59	0.45% to 2.25%	-12.87% to -12.21%
ING VP Strategic Allocation Income Portfolio - Class I
2005	795	$15.95 to $18.08	16,483	1.95	0.75% to 1.50%	2.31% to 3.08%
2004	926	$15.55 to $17.54	18,730	1.82	0.75% to 1.50%	6.50% to 7.15%
2003	1,031	$14.58 to $16.37	19,422	2.31	0.75% to 1.40%	12.05% to 12.82%
2002	1,237	$12.99 to $14.51	20,088	3.32	0.75% to 1.40%	-5.69% to -0.78%
2001	1,380	$10.79 to $15.29	23,347	4.36	0.45% to 2.25%	-3.75% to -3.11%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Growth and Income Portfolio - Class I
2005	15,346	$7.36 to $231.60	$383,782	0.99%	0.75% to 1.90%	6.05% to 7.34%
2004	18,090	$6.94 to $216.86	423,357	2.31	0.75% to 2.25%	6.28% to 7.59%
2003	20,842	$6.53 to $202.58	455,361	—	0.75% to 2.25%	-24.93% to 25.16%
2002	24,165	$5.28 to $162.71	415,966	0.84	0.45% to 1.90%	-26.42% to 60.86%
2001	29,079	$7.17 to $219.66	663,646	0.60	0.45% to 2.25%	-19.96% to -18.98%
ING GET U.S. Core Portfolio - Series 1
2005	1,865	$10.24 to $10.49	19,331	2.38	1.45% to 2.40%	-0.78% to 0.10%
2004	2,214	$10.32 to $10.48	23,042	0.68	1.45% to 2.40%	0.98% to 1.95%
2003	2,531	$10.22 to $10.28	25,945	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 2
2005	1,432	$9.98 to $10.21	14,471	2.63	1.45% to 2.40%	-1.58% to -0.58%
2004	1,939	$10.14 to $10.27	19,803	0.10	1.45% to 2.40%	1.20% to 2.19%
2003	2,442	$10.02 to $10.05	24,501	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 3
2005	4,182	$9.73 to $9.92	41,138	1.97	1.45% to 2.40%	-1.62% to -0.70%
2004	5,491	$9.89 to $9.99	54,614	—	1.45% to 2.40%	-1.00% to -0.10%
2003	196	$10.00	1,965	(c)	0.95% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 4
2005	569	$10.21 to $10.39	5,868	1.74	1.45% to 2.40%	-1.16% to -0.19%
2004	788	$10.33 to $10.41	8,173	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 5
2005	374	$10.46 to $10.62	$3,957	0.98%	1.45% to 2.40%	0.19% to 1.14%
2004	422	$10.44 to $10.50	4,428	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 6
2005	6,780	$10.08 to $10.21	68,984	0.38	1.45% to 2.40%	0.20% to 1.19%
2004	8,740	$10.06 to $10.09	88,090	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 7
2005	4,298	$9.99 to $10.09	43,222	0.06	1.45% to 2.40%	-0.10% to 0.90%
2004	5,702	$10.00	57,015	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 8
2005	3,197	$10.05 to $10.12	32,287	(e)	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 9
2005	2,337	$9.94 to $10.00	23,302	(e)	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 10
2005	2,176	$9.96 to $10.00	$21,698	(e)%	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 11
2005	2,425	$10.01 to $10.02	24,279	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology Portfolio - Class I
2005	2,617	$3.92 to $13.24	10,507	—	0.75% to 1.90%	9.56% to 10.87%
2004	2,857	$3.56 to $11.96	10,373	—	0.75% to 1.90%	-3.17% to -1.86%
2003	3,595	$3.66 to $12.23	13,372	—	0.75% to 1.90%	42.64% to 44.62%
2002	2,536	$2.55 to $2.67	6,564	—	0.75% to 1.90%	-42.40% to -41.72%
2001	2,631	$4.42 to $4.62	11,745	—	0.45% to 1.90%	-24.42% to -23.54%
ING VP Growth Portfolio - Class I
2005	1,858	$5.77 to $16.14	23,711	0.68	0.75% to 1.90%	7.25% to 8.61%
2004	2,380	$5.38 to $14.86	28,081	0.12	0.75% to 1.90%	5.25% to 6.37%
2003	2,874	$5.11 to $13.97	32,091	—	0.75% to 1.90%	27.75% to 29.46%
2002	3,203	$4.00 to $10.80	28,286	—	0.75% to 1.90%	-30.30% to -29.47%
2001	4,148	$5.73 to $15.31	52,088	12.13	0.45% to 2.25%	-28.45% to -27.61%
ING VP Index Plus LargeCap Portfolio - Class I
2005	9,069	$8.14 to $20.22	161,314	1.24	0.75% to 1.90%	3.43% to 4.62%
2004	10,827	$7.87 to $19.33	182,362	1.01	0.75% to 2.25%	8.40% to 9.77%
2003	12,166	$7.26 to $17.61	186,926	1.03	0.75% to 2.25%	23.89% to 25.16%
2002	13,185	$5.86 to $14.07	154,417	0.24	0.45% to 2.25%	-23.02% to -21.88%
2001	15,160	$7.62 to $18.06	224,762	4.07	0.45% to 2.25%	-15.27% to -5.62%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2005	859	$16.06 to $22.30	$18,302	0.44%	0.75% to 1.50%	9.52% to 10.34%
2004	944	$14.59 to $20.23	18,233	0.40	0.75% to 1.50%	14.85% to 15.72%
2003	901	$12.63 to $17.49	15,032	0.44	0.75% to 1.50%	30.49% to 31.40%
2002	925	$12.33 to $13.31	11,779	0.50	0.45% to 1.50%	-13.40% to -12.49%
2001	631	$14.24 to $15.26	9,214	6.54	0.45% to 1.50%	-2.80% to 12.09%
ING VP Index Plus SmallCap Portfolio - Class I
2005	614	$15.33 to $17.45	9,917	0.31	0.75% to 1.50%	6.09% to 6.79%
2004	592	$14.45 to $16.34	8,963	0.14	0.75% to 1.50%	20.22% to 21.21%
2003	538	$12.02 to $13.49	6,712	0.16	0.75% to 1.50%	34.15% to 35.13%
2002	464	$8.96 to $9.99	4,275	0.19	0.75% to 1.50%	-14.50% to -13.86%
2001	225	$10.48 to $11.60	2,411	3.71	0.45% to 1.50%	0.87% to 1.64%
ING VP International Equity Portfolio - Class I
2005	1,463	$8.00 to $11.31	17,086	0.92	0.75% to 1.90%	14.61% to 16.00%
2004	1,353	$6.98 to $9.75	13,340	1.15	0.75% to 1.90%	14.99% to 16.21%
2003	993	$6.07 to $8.39	8,924	0.89	0.75% to 1.90%	29.42% to 31.09%
2002	836	$4.69 to $6.40	5,228	0.22	0.75% to 1.90%	-28.07% to -27.23%
2001	954	$6.51 to $8.79	7,991	0.12	0.45% to 2.25%	-25.34% to -24.45%
ING VP Small Company Portfolio - Class I
2005	3,533	$11.60 to $25.23	72,337	0.14	0.75% to 1.90%	8.21% to 9.46%
2004	4,382	$10.72 to $23.05	82,870	0.28	0.75% to 1.90%	12.13% to 13.55%
2003	4,826	$9.56 to $20.30	80,458	0.24	0.75% to 1.90%	34.84% to 36.42%
2002	4,213	$7.09 to $14.88	52,158	0.52	0.45% to 1.90%	-24.69% to -23.57%
2001	3,814	$9.41 to $19.53	62,576	3.89	0.45% to 2.25%	0.50% to 3.22%
ING VP Value Opportunity Portfolio - Class I
2005	684	$12.96 to $19.87	12,906	1.88	0.75% to 1.50%	5.44% to 6.20%
2004	909	$12.23 to $18.71	16,285	0.82	0.75% to 1.50%	8.48% to 9.35%
2003	1,131	$11.21 to $17.11	18,645	0.76	0.75% to 1.50%	22.79% to 23.63%
2002	1,272	$9.36 to $13.84	17,001	0.44	0.45% to 1.50%	-27.07% to -26.30%
2001	1,441	$12.75 to $18.83	26,362	5.21	0.45% to 1.50%	-10.97% to 0.58%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Value Opportunity Portfolio - Class S
2005	145	$9.93 to $9.94	$1,436	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Financial Services Portfolio - Class I
2005	11	$11.83 to $11.93	126	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Value Portfolio - Class I
2005	304	$12.68 to $14.33	3,967	2.79	0.75% to 1.50%	7.82% to 8.62%
2004	247	$11.76 to $13.22	2,980	1.29	0.75% to 1.50%	15.63% to 16.51%
2003	115	$10.17 to $11.37	1,199	1.60	0.75% to 1.50%	15.86% to 29.02%
2002	49	$7.95 to $8.83	404	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities Portfolio - Class I
2005	33	$11.21 to $11.46	379	—	0.75% to 1.25%	9.05% to 9.56%
2004	32	$10.28 to $13.84	340	—	0.75% to 1.25%	10.18% to 10.69%
2003	96	$9.33 to $9.45	905	—	0.75% to 1.25%	34.83% to 35.58%
2002	11	$6.89 to $6.97	76	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities Portfolio - Class S
2005	1,074	$9.66 to $10.10	10,674	—	0.95% to 1.90%	8.05% to 9.07%
2004	1,180	$8.94 to $9.26	10,784	—	0.95% to 1.90%	9.02% to 10.11%
2003	818	$8.20 to $8.41	6,818	—	0.95% to 1.90%	34.21% to 35.43%
2002	418	$6.11 to $6.21	2,583	—	0.95% to 1.90%	-27.40% to -26.70%
2001	102	$8.42 to $8.48	865	(a)	0.95% to 1.90%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Real Estate Portfolio - Class I
2005	152	$15.43 to $15.55	$2,360	3.04%	0.75% to 1.25%	11.17% to 11.63%
2004	86	$13.88 to $13.93	1,193	(d)	0.75% to 1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities Portfolio - Class I
2005	11	$8.00 to $13.81	88	—	0.75% to 1.25%	7.82% to 8.34%
2004	128	$7.42 to $12.78	970	—	0.75% to 1.25%	8.80% to 9.42%
2003	202	$6.78 to $11.71	1,392	—	0.75% to 1.50%	36.95% to 37.45%
2002	12	$4.98 to $5.02	58	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class S
2005	810	$7.28 to $7.62	6,065	—	0.95% to 1.90%	6.74% to 7.78%
2004	765	$6.82 to $7.07	5,342	—	0.95% to 1.90%	7.91% to 8.94%
2003	704	$6.32 to $6.49	4,528	—	0.95% to 1.90%	35.62% to 37.21%
2002	376	$4.66 to $4.73	1,772	—	0.95% to 1.90%	-44.82% to -44.28%
2001	151	$8.44 to $8.50	1,280	(a)	0.95% to 1.90%	(a)
ING VP Balanced Portfolio - Class I
2005	6,847	$10.08 to $27.78	174,465	2.33	0.75% to 1.90%	2.34% to 3.50%
2004	7,519	$9.85 to $26.84	189,559	2.00	0.75% to 2.25%	7.30% to 8.58%
2003	6,962	$9.18 to $24.72	172,818	1.94	0.75% to 2.25%	16.65% to 18.00%
2002	7,046	$7.87 to $26.80	148,868	1.07	0.45% to 2.25%	-12.01% to -10.71%
2001	8,277	$8.94 to $30.01	189,948	5.84	0.45% to 2.25%	-6.04% to 0.46%
ING VP Intermediate Bond Portfolio - Class I
2005	7,208	$11.62 to $20.25	130,583	3.70	0.75% to 1.90%	1.18% to 2.38%
2004	7,665	$11.37 to $19.78	137,880	7.97	0.75% to 2.25%	2.91% to 4.11%
2003	8,243	$10.94 to $19.00	143,435	1.80	0.75% to 2.25%	4.22% to 5.51%
2002	9,939	$11.86 to $18.01	164,563	3.25	0.75% to 2.25%	6.28% to 7.53%
2001	9,525	$11.16 to $16.75	144,459	6.51	0.45% to 2.25%	6.67% to 7.93%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Money Market Portfolio - Class I
2005	17,339	$10.21 to $14.83	$214,217	1.08%	0.75% to 1.90%	1.09% to 2.21%
2004	15,367	$10.10 to $14.51	192,781	1.13	0.75% to 2.25%	-0.88% to 0.35%
2003	13,149	$10.02 to $14.46	173,894	1.89	0.75% to 2.25%	-1.07% to 0.14%
2002	19,939	$10.30 to $14.44	262,556	3.85	0.75% to 2.25%	-0.31% to 0.86%
2001	22,423	$10.33 to $48.45	293,027	4.69	0.45% to 2.25%	1.33% to 3.16%
ING VP Natural Resources Trust
2005	199	$18.44 to $24.79	4,803	0.03	0.75% to 1.50%	40.71% to 41.82%
2004	111	$16.41 to $17.48	1,861	0.95	0.75% to 1.50%	11.03% to 11.76%
2003	116	$14.78 to $15.64	1,732	—	0.75% to 1.50%	28.52% to 29.58%
2002	135	$11.48 to $12.07	1,567	0.19	0.75% to 1.50%	-3.56% to -2.83%
2001	166	$11.90 to $12.42	2,003	—	0.45% to 1.50%	-17.19% to -16.57%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2005	1	$28.25	19	—	0.75%	7.17%
2004	9,164	$9.95 to $27.77	156,790	2.08	0.75% to 1.90%	6.53% to 7.72%
2003	11,471	$9.34 to $25.95	186,531	2.17	0.75% to 1.90%	-46.48% to 13.18%
2002	13,695	$8.35 to $23.08	197,825	2.41	0.45% to 1.90%	-8.22% to 109.99%
2001	15,239	$9.10 to $25.02	240,241	2.63	0.45% to 1.90%	-6.53% to -5.42%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2005	1	$21.64	11	—	0.75%	1.22%
2004	794	$11.46 to $21.38	15,748	5.17	0.75% to 1.50%	2.40% to 3.19%
2003	1,144	$11.13 to $20.72	22,158	4.66	0.75% to 1.50%	4.82% to 5.61%
2002	1,538	$12.85 to $19.62	28,392	4.45	0.45% to 1.50%	8.83% to 9.98%
2001	1,415	$11.72 to $17.89	23,940	5.95	0.45% to 1.50%	-0.78% to 6.93%
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2005	—	$18.09 to $19.42	7	—	0.75% to 1.50%	2.73% to 3.52%
2004	6,667	$5.85 to $21.12	84,481	0.13	0.75% to 1.90%	2.45% to 3.70%
2003	8,493	$5.71 to $20.49	105,326	0.08	0.75% to 1.90%	29.19% to 30.80%
2002	10,142	$4.42 to $15.78	98,503	—	0.45% to 1.90%	-27.91% to -26.84%
2001	13,150	$6.13 to $21.78	176,779	0.26	0.45% to 2.25%	-26.17% to -25.27%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2005	—	$22.50 to $24.16	$6	—%	0.75% to 1.50%	10.62% to 11.44%
2004	7,231	$4.59 to $21.68	94,264	—	0.75% to 1.90%	18.30% to 19.85%
2003	7,749	$3.88 to $18.09	88,717	—	0.75% to 1.90%	32.77% to 34.10%
2002	8,940	$2.92 to $15.64	77,233	—	0.45% to 1.90%	-29.31% to -28.26%
2001	11,480	$4.14 to $21.80	141,806	—	0.45% to 1.90%	-40.61% to -39.88%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2005	—	$22.62	6	—	0.75%	5.11%
2004	10,934	$5.95 to $23.00	154,245	0.94	0.75% to 1.90%	2.76% to 3.96%
2003	13,736	$5.79 to $22.26	190,923	1.05	0.75% to 1.90%	21.64% to 23.07%
2002	17,171	$4.76 to $18.46	198,280	0.84	0.45% to 1.90%	-26.92% to -25.84%
2001	20,979	$6.51 to $24.89	331,396	0.44	0.45% to 2.25%	-23.92% to -22.98%
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2005	668	$11.40 to $14.01	7,859	1.05	0.75% to 1.50%	1.69% to 2.52%
2004	591	$11.21 to $13.69	6,773	1.07	0.75% to 1.50%	10.99% to 11.78%
2003	303	$10.10 to $12.27	3,110	1.02	0.75% to 1.50%	29.43% to 30.09%
2002	54	$7.85 to $7.91	422	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2005	434	$13.28 to $16.06	5,924	0.52	0.75% to 1.50%	6.67% to 7.43%
2004	292	$12.45 to $14.98	3,732	0.40	0.75% to 1.50%	22.18% to 23.12%
2003	117	$10.19 to $12.20	1,217	0.66	0.75% to 1.50%	3.85% to 23.87%
2002	55	$8.38 to $9.87	474	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
MFS® Strategic Income Series
2005	148	$13.84 to $14.05	2,057	7.02	1.25% to 1.40%	0.44% to 0.64%
2004	181	$13.78 to $13.96	2,503	5.05	1.25% to 1.40%	6.25% to 6.32%
2003	194	$12.97 to $13.13	2,524	5.90	1.25% to 1.40%	8.81% to 9.05%
2002	228	$11.92 to $12.04	2,720	2.91	1.25% to 1.40%	6.89% to 7.05%
2001	156	$11.15 to $11.25	1,742	3.89	0.85% to 1.40%	3.28% to 3.44%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Oppenheimer Aggressive Growth Fund/VA
2005	2,781	$5.20 to $16.97	$32,591	—%	0.95% to 1.90%	10.32% to 11.25%
2004	3,156	$4.71 to $15.29	32,874	—	0.95% to 1.90%	17.46% to 18.63%
2003	3,313	$4.01 to $12.93	29,115	—	0.95% to 1.90%	23.01% to 24.42%
2002	3,447	$3.26 to $10.43	23,930	0.67	0.95% to 1.90%	-29.17% to -28.48%
2001	4,063	$4.60 to $14.62	40,449	15.39	0.50% to 2.25%	-32.58% to -31.92%
Oppenheimer Global Securities Fund/VA
2005	3	$21.20	72	2.12	0.75%	13.49%
2004	2,073	$15.03 to $23.47	43,720	1.17	0.75% to 1.50%	17.37% to 18.23%
2003	1,634	$12.73 to $19.94	29,539	0.55	0.75% to 1.50%	40.97% to 41.96%
2002	1,174	$10.74 to $14.12	15,177	0.57	0.75% to 1.50%	-23.30% to -22.72%
2001	977	$14.01 to $18.36	16,403	12.79	0.75% to 1.50%	-13.36% to -12.70%
Oppenheimer Main Street Fund®/VA
2005	4,588	$8.60 to $14.43	58,462	1.38	0.95% to 1.90%	3.99% to 4.98%
2004	5,694	$8.27 to $13.79	68,396	0.85	0.80% to 2.25%	7.40% to 8.45%
2003	5,799	$7.70 to $12.76	65,121	0.86	0.95% to 2.25%	24.19% to 25.42%
2002	5,617	$6.20 to $10.19	48,801	0.77	0.95% to 2.25%	-20.34% to -19.57%
2001	6,141	$7.78 to $12.71	65,709	0.53	0.50% to 2.25%	-11.87% to -11.02%
Oppenheimer Main Street Small Cap Fund®/VA
2005	3	$11.72 to $11.76	41	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Strategic Bond Fund/VA
2005	—	$14.75	1	9.35	0.75%	1.86%
2004	3,938	$13.17 to $15.49	58,634	4.61	0.75% to 2.25%	6.66% to 7.90%
2003	3,027	$12.23 to $14.43	42,500	6.13	0.75% to 2.25%	15.80% to 17.10%
2002	2,737	$10.76 to $12.38	32,735	7.25	0.75% to 2.25%	5.40% to 6.64%
2001	2,585	$10.21 to $11.67	28,892	6.16	0.50% to 2.25%	2.84% to 4.06%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

PIMCO Real Return Portfolio - Admin Class
2005	139	$10.87 to $10.96	$1,526	3.42%	0.75% to 1.25%	1.29%
2004	48	$10.82	522	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Equity Income VCT Portfolio - Class I
2005	361	$11.48 to $13.95	4,265	2.67	0.75% to 1.50%	4.17% to 4.95%
2004	140	$11.02 to $13.32	1,581	2.07	0.75% to 1.50%	14.67% to 15.53%
2003	26	$9.61 to $11.55	253	2.46	0.75% to 1.50%	21.03% to 21.61%
2002	19	$7.99 to $8.05	153	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Fund VCT Portfolio - Class I
2005	7	$10.61 to $10.85	81	1.50	0.75% to 1.25%	4.84% to 5.44%
2004	5	$10.12 to $10.29	52	—	0.75% to 1.25%	9.88% to 10.41%
2003	—	$9.21 to $9.32	4	0.58	0.75% to 1.25%	22.79%
2002	—	$7.59	1	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield VCT Portfolio - Class I
2005	12	$10.81	133	6.30	0.75%	1.22%
2004	20	$10.68	216	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Mid Cap Value VCT Portfolio - Class I
2005	273	$15.07 to $17.02	4,234	0.32	0.75% to 1.50%	6.28% to 7.08%
2004	220	$14.18 to $15.93	3,193	0.31	0.75% to 1.50%	20.27% to 21.25%
2003	62	$11.79 to $13.17	739	0.14	0.75% to 1.50%	35.85% to 36.36%
2002	3	$8.73 to $8.80	30	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Wanger Select
2005	44	$12.45 to $12.55	$554	—%	0.75% to 1.25%	9.61%
2004	22	$11.45	249	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Wanger U.S. Smaller Companies
2005	43	$12.72 to $12.82	552	—	0.75% to 1.25%	10.42%
2004	8	$11.61	97	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.

The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense risk charge, plus annual administrative charges and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Consolidated Balance Sheets as of
December 31, 2005 and 2004	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2005, 2004, and 2003	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,035.7	$998.2	$980.9
Fee income	481.4	453.7	396.7
Premiums	43.2	38.5	50.1
Net realized capital gains	22.0	10.8	50.6
Other income	7.7	1.9	(0.9)
Total revenue	1,590.0	1,503.1	1,477.4
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.6	739.4	770.1
Operating expenses	443.0	394.0	383.9
Amortization of deferred policy acquisition
cost and value of business acquired	159.9	127.4	106.5
Interest expense	1.6	0.6	1.2
Total benefits and expenses	1,344.1	1,261.4	1,261.7
Income before income taxes	245.9	241.7	215.7
Income tax expense	1.4	42.4	61.1
Net income	$244.5	$199.3	$154.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,749.5 at 2005 and $16,684.7 at 2004)	$16,740.5	$17,151.3
Equity securities, available-for-sale, at fair value
(cost of $166.9 at 2005 and $153.9 at 2004)	170.1	162.6
Mortgage loans on real estate	1,396.0	1,090.2
Policy loans	262.4	262.7
Other investments	144.6	86.3
Securities pledged
(amortized cost of $1,260.8 at 2005 and $1,258.8 at 2004)	1,247.6	1,274.3
Total investments	19,961.2	20,027.4
Cash and cash equivalents	212.5	187.1
Short-term investments under securities loan agreement	318.1	219.5
Accrued investment income	203.6	182.0
Reinsurance recoverable	2,796.7	2,901.3
Deferred policy acquisition costs	512.4	414.5
Value of business acquired	1,294.4	1,365.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	149.6	38.3
Other assets	66.5	69.8
Assets held in separate accounts	35,899.8	33,310.5
Total assets	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,932.8	$20,885.3
Payables for securities purchased	3.1	25.1
Payables under securities loan agreement	318.1	219.5
Borrowed money	941.1	1,057.4
Due to affiliates	63.8	61.8
Current income taxes	46.9	82.6
Deferred income taxes	183.3	209.3
Other liabilities	301.5	314.9
Liabilities related to separate accounts	35,899.8	33,310.5
Total liabilities	58,690.4	56,166.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50 per share value)	2.8	2.8
Additional paid-in capital	4,579.6	4,576.5
Accumulated other comprehensive (loss) income	(5.3)	67.1
Retained earnings (deficit)	(1,677.7)	(1,922.2)
Total shareholder's equity	2,899.4	2,724.2
Total liabilities and shareholder's equity	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$4,416.5	$117.5	$(2,274.0)	$2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(2.3) pretax)	-	-	(1.5)	-	(1.5)
Total comprehensive income					153.1
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,576.5	67.1	(1,922.2)	2,724.2
Comprehensive income:
Net income	-	-	-	244.5	244.5
Other comprehensive loss
net of tax:
Change in net unrealized gain
(loss) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					172.1
Employee share-based payments	-	3.1	-	-	3.1
Balance at December 31, 2005	$2.8	$4,579.6	$(5.3)	$(1,677.7)	$2,899.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Operating Activities:
Net income	$244.5	$199.3	$154.6
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired and sales inducements	(174.0)	(168.0)	(159.7)
Amortization of deferred policy acquisition costs,
value of business acquired and sales inducements	165.8	134.3	106.5
Net accretion/decretion of discount/premium	115.5	155.9	198.9
Future policy benefits, claims reserves, and
interest credited	634.2	621.7	706.1
Provision for deferred income taxes	11.1	46.2	22.1
Net realized capital gains	(22.0)	(10.8)	(50.6)
Depreciation	12.0	12.4	23.3
Change in:
Accrued investment income	(21.6)	(3.1)	1.8
Reinsurance recoverable	104.6	51.0	31.0
Other receivable and assets accruals	6.0	34.1	(28.9)
Due to/from affiliates	(3.3)	(49.2)	88.8
Other payables and accruals	(47.4)	(12.1)	20.3
Other	3.1	(12.4)	-
Net cash provided by operating activities	1,028.5	999.3	1,114.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	19,232.3	26,791.6	29,981.6
Equity securities, available-for-sale	119.8	85.7	130.2
Mortgage loans on real estate	179.0	71.0	16.3
Acquisition of:
Fixed maturities, available-for-sale	(19,435.9)	(26,789.3)	(31,955.4)
Equity securities, available-for-sale	(120.4)	(81.6)	(34.8)
Mortgage loans on real estate	(484.8)	(406.7)	(194.2)
Policy loans	0.3	7.6	26.0
Other investments	(43.6)	(28.9)	(22.4)
(Purchase)/sales of property and equipment, net	(14.2)	(11.7)	(5.2)
Loans to affiliates	-	(175.0)	-
Net cash used in investing activities	(567.5)	(537.3)	(2,057.9)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,024.2	2,089.9	2,296.6
Maturities and withdrawals from investment contracts	(2,237.5)	(1,910.4)	(1,745.5)
Short-term loans with affiliates	(106.0)	16.4	(41.4)
Short-term loans	(116.3)	(458.5)	196.5
Dividends paid to Parent	-	(70.0)	-
Contribution of capital from Parent	-	-	230.0
Net cash (used in) provided by financing activities	(435.6)	(332.6)	936.2
Net increase (decrease) in cash and cash equivalents	25.4	129.4	(7.5)
Cash and cash equivalents, beginning of year	187.1	57.7	65.2
Cash and cash equivalents, end of year	$212.5	$187.1	$57.7
Supplemental cash flow information:
Income taxes paid, net	$27.7	$3.2	$29.8
Interest paid	$32.0	$22.8	$32.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiary (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in the District of Columbia and all states.

The consolidated financial statements include ILIAC and its wholly-owned subsidiary, ING Financial Advisers, LLC (“IFA”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, education (collectively “not-for-profit” organizations), and corporate markets. The Company’s products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

The Company offers deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company has one operating segment, ING U.S. Financial Services, which offers the products described above.

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1 (“EITF-03-1”), “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,” requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2: Evaluate whether an impairment is other-than-temporary.
Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 (“FSP EITF 03-1-1”), “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,’” which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $5.7 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on ILIAC as of December 31, 2005, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified- retrospective.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, is $2.0 lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2005 was $2.6 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group (“DIG”), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”), issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments” (“DIG B36”). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company’s financial position, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8.5 billion as of December 31, 2005 and 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $8.6 billion and $8.4 billion, respectively, represents the maximum exposure to loss on the investments in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133. Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•      Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

During 2005, the Company revised the financial statement presentation for derivatives and certain revenues related to annuity contracts (see Derivatives and Revenue Recognition below).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of deferred acquisition costs and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. The system uses key financial data, such as yield curves exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. Reverse repurchase agreements are included in cash and cash equivalent on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit market and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts are included in Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivatives were previously recorded in Net investment income in the Statements of Operations. The total change in fair value of the derivatives is now reported in Net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $29.5 and $27.2 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(14.4) and $(11.9) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains and losses in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”) retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years ended 2005, 2004, and 2003. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingency payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, annuity type, year of issue, and policy duration. For the years 2005, 2004, and 2003, reserve interest rates ranged from 4.9% to 5.2%.

The Company’s domestic individual life insurance business was sold on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuity contracts offer guaranteed minimum death benefits (“GMDB”). The GMDB is provided in the event the customer’s account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2005, the Company revised the Statement of Operations for the year ended December 31, 2003 to reflect the proper presentation of revenue related to annuity contracts. This revision resulted in a reclassification of $46.7 from Net investment income to Interest credited and other benefits to contractowners.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $8.3 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.8 billion and $2.9 billion at December 31, 2005 and 2004, respectively, is related to the reinsurance recoverable from Lincoln National Corporation (“Lincoln”) arising from the sale of the Company's domestic life insurance business in 1998 (see the Reinsurance footnote).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$504.1	$0.6	$8.4	$496.3
State, municipalities, and political
subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities:
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,453.7	33.6	98.9	4,388.4
Commercial mortgaged-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
fixed maturities pledged	18,010.3	275.9	298.1	17,988.1
Less: fixed maturities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,749.5	270.7	279.7	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,916.4	$275.1	$280.9	$16,910.6

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$197.3	$0.9	$0.9	$197.3
State, municipalities, and political
subdivisions	32.1	0.2	0.9	31.4

U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7

Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7

Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgaged-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5

Total fixed maturities, including fixed
maturities pledged to creditors	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged	1,258.8	18.0	2.5	1,274.3
Total fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6

Total investments, available-for-sale	$16,838.6	$591.0	$115.7	$17,313.9

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation of $(19.0) and $490.8, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $(48.6) and $357.5, respectively, related to experience-rated contracts, which were not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005, were primarily related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of fixed maturities, including fixed maturities pledged to creditors in unrealized loss positions at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	46.7	43.1	56.0	145.8
Total unrealized loss	$102.4	$77.0	$118.7	$298.1
Fair value	$5,936.2	$2,790.7	$2,643.6	$11,370.5

2004

Interest rate or spread widening	$9.5	$16.3	$15.6	$41.4
Mortgage and other asset-backed securities	28.3	18.4	29.6	76.3
Total unrealized loss	$37.8	$34.7	$45.2	$117.7
Fair value	$3,319.0	$1,795.0	$960.5	$6,074.5

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value. In addition, this category includes 515 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$376.8	$376.3
After one year through five years	3,731.8	3,702.1
After five years through ten years	4,644.3	4,648.5
After ten years	1,553.3	1,633.8
Mortgage-backed securities	6,552.8	6,490.2
Other asset-backed securities	1,151.3	1,137.2
Less: fixed maturities pledged	1,260.8	1,247.6
Fixed maturities, excluding fixed maturities pledged	$16,749.5	$16,740.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005 or 2004.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.0 and $10.9, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of commercial mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2005 and 2004, approximately 1.2% and 4.1%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $1,247.6 and $1,274.3, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $941.1 and $1,057.4 at December 31, 2005 and 2004, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8. No amounts were engaged in reverse repurchase agreements during the year ended December 31, 2004.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$3.9	15	$-	-	$6.2		4
Residential mortgage-
backed	44.7	82	13.5	53	88.2		83
Foreign	0.3	1	-	-	-		-
U.S. Treasuries/Agencies	0.1	2	-	-	-		-
Equity securities	-	-	-	-	-	*	2
Limited partnerships	-	-	-	-	2.0		1
Total	$49.0	100	$13.5	53	$96.4		90

(1) Primarily U.S. denominated
* Less than $0.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $5.7 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. corporate	$2.3	13
Residential mortgaged-backed	3.3	2
U.S. Treasuries/Agencies	0.1	2
Total	$5.7	$17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $470.8 and $125.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $5.7 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$978.9	$999.4	$997.4
Equity securities, available-for-sale	9.7	7.1	9.9
Mortgage loans on real estate	73.0	56.0	42.7
Policy loans	30.0	8.1	9.0
Short-term investments and
cash equivalents	2.7	2.4	1.8
Other	37.3	9.6	10.6
Gross investment income	1,131.6	1,082.6	1,071.4
Less: investment expenses	95.9	84.4	90.5
Net investment income	$1,035.7	$998.2	$980.9

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$5.2	$51.8	$124.2
Equity securities, available-for-sale	12.4	9.9	3.4
Derivatives	13.7	(10.2)	(31.1)
Other	(0.3)	1.3	(2.0)
Less: allocation to experience-rated contracts	9.0	42.0	43.9
Pretax net realized capital gains	$22.0	$10.8	$50.6
After-tax net realized capital gains	$14.3	$7.0	$32.9

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from net realized capital gains and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractowners were $240.3, $233.4, and $213.7, at December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$10,062.3	$10,236.3	$12,812.5
Gross gains	161.1	146.9	291.9
Gross losses	93.9	70.9	228.0

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximates the fair values of the assets. Derivatives are carried at fair value on the Consolidated Balance Sheets.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale
including securities pledged	$17,988.1	$17,988.1	$18,425.6	$18,425.6
Equity securities, available-for-sale	170.1	170.1	162.6	162.6
Mortgage loans on real estate	1,396.0	1,386.2	1,090.2	1,119.8
Policy loans	262.4	262.4	262.7	262.7
Cash, cash equivalents and
short-term investments under
securities loan agreement	530.6	530.6	406.6	406.6
Other investments	144.6	144.6	86.3	86.3
Assets held in separate accounts	35,899.8	35,899.8	33,310.5	33,310.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,772.7	1,886.3	2,106.0	2,028.2
Without a fixed maturity	14,936.4	14,896.0	13,884.9	13,845.6
Liabilities related to
separate accounts	35,899.8	35,899.8	33,310.5	33,310.5

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$519.6	$527.8	$6.2	$5.9

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	2,060.0	1,766.0	10.3	2.1

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	126.5	126.5	(23.7)	(28.4)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	$70.5	$-	$(1.0)	$-

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	36.0	-	0.1	-

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	175.0	-	-	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	NA*	NA*	(4.2)	(0.9)

*NA - not applicable.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$229.8
Deferrals of commissions and expenses	98.1
Amortization:
Amortization	(34.3)
Interest accrued at 5% - 7%	18.8
Net amortization included in the Consolidated Statements of Operations	(15.5)
Change in unrealized gains and losses on available -for-sale securities	(4.4)
Balance at December 31, 2003	308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% - 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized gains and losses on available -for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% - 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized gains and losses on available -for-sale securities	3.7
Balance at December 31, 2005	$512.4

The estimated amount of DAC to be amortized, net of interest, is $33.2, $32.8, $30.1, $27.8, and $26.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$1,438.4
Deferrals of commissions and expenses	59.2
Amortization:
Amortization	(183.2)
Interest accrued at 5% - 7%	92.2
Net amortization included in the Consolidated Statements of Operations	(91.0)
Change in unrealized gains and losses on available -for-sale securities	8.8
Balance at December 31, 2003	1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% - 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized gains and losses on available -for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% - 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized gains and losses on available -for-sale securities	10.9
Balance at December 31, 2005	$1,294.4

The estimated amount of VOBA to be amortized, net of interest, is $120.4, $107.0, $100.0, $96.2, and $92.9 for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed and variable margins because of higher asset volume, partially offset by higher expenses. The Company revised long-term separate account return and certain contractholder withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. The Company revised certain contractholder withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In 2003, the Company reset long-term assumptions for the separate account returns. The Company recorded a deceleration of amortization of $3.7, primarily due to improved market performance compared to expected.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $221.6, $217.2, and $67.5, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,539.1 and $1,347.0 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $3.7 billion and $0.8, respectively. As of December 31, 2004, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $3.7 billion and $4.4 billion, respectively.

7.	Income Taxes

For taxable year 2005, ILIAC will file a consolidated federal income tax return with its (former) subsidiary, IICA. ILIAC’s consolidated group filings with IICA for taxable year 2005 and prior taxable periods is governed by a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(10.5)	$(3.8)	$37.9
State	-	-	1.1
Total current tax (benefit) expense	(10.5)	(3.8)	39.0
Deferred tax expense:
Federal	11.9	46.2	22.1
Total deferred tax expense	11.9	46.2	22.1
Total income tax expense	$1.4	$42.4	$61.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$245.9	$241.7	$215.7
Tax rate	35%	35%	35%
Income tax at federal statutory rate	86.1	84.6	75.5
Tax effect of:
State income tax, net of federal benefit	-	-	0.7
Dividend received deduction	(25.8)	(9.6)	(14.0)
IRS audit settlement	(58.2)	(33.0)	-
Transfer of mutual fund shares	-	-	-
Other	(0.7)	0.4	(1.1)
Income tax expense	$1.4	$42.4	$61.1

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004, are presented below:

	2005	2004
Deferred tax assets:
Insurance reserves	$275.5	$286.4
Unrealized gains allocable to
experience-rated contracts	17.0	125.1
Investments	23.3	-
Postemployment benefits	57.7	60.5
Compensation	37.6	35.5
Other	14.1	23.4
Total gross assets	425.2	530.9
Deferred tax liabilities:
Value of business acquired	(453.0)	(477.8)
Net unrealized capital gains	(31.8)	(161.3)
Deferred policy acquisition costs	(123.6)	(91.3)
Other	(0.1)	(9.8)
Total gross liabilities	(608.5)	(740.2)
Net deferred income tax liability	$(183.3)	$(209.3)

Net unrealized capital gains and losses are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders’ Surplus Account accumulated balance of $17.2.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $21.4, $19.0, and $15.1, for 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.5, $8.0, and $7.1, in 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005 and 2004.

	2005	2004
Change in Benefit Obligation:
Defined benefit obligation, January 1	$104.1	$101.6
Service cost	-	-
Interest cost	6.0	5.9
Benefits paid	(9.7)	(16.2)
Plan amendment	-	0.3
Actuarial loss on obligation	6.4	12.5
Defined benefit obligation, December 31	$106.8	$104.1

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Funded Status:
Funded status at December 31	$(106.8)	$(104.1)
Unrecognized past service cost	0.4	0.6
Unrecognized net loss	22.8	15.6
Net amount recognized	$(83.6)	$(87.9)

Amounts recognized in the Consolidated Balance Sheet consist of:

Accrued benefit cost	$(101.8)	$(105.2)
Intangible assets	0.4	0.6
Accumulated other comprehensive income	17.8	16.7
Net amount recognized	$(83.6)	$(87.9)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005 and 2004, the accumulated benefit obligation was $106.8 and $107.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2005 and 2004 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2005	2004
Discount rate at beginning of period	6.00%	6.25%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.50% was the appropriate discount rate as of December 31, 2005, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.50% discount rate will also be used to determine the Company’s 2006 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2005	2004	2003
Discount rate	6.00%	6.25%	6.75%
Rate of increase in compensation levels	4.00%	3.75%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2005 were as indicated above (6.00% discount rate, 4.00% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Interest cost	$6.0	$5.9	$6.9
Net actuarial loss recognized
in the year	1.3	-	0.9
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.3	0.1	-
Net periodic benefit cost	$7.8	$6.2	$8.0

Cashflows

There are no 2006 employer expected contributions. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2006 through 2010, and thereafter through 2015, are estimated to be $13.5, $13.6, $13.2, $9.8, $9.6, and $30.2, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•         The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. The Company match equals 50% of a participant’s pre-tax deferral contribution, with a maximum company match of 3% of the participant’s pay.

•         The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

• The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

•         Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•        Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC records a fee, which is paid quarterly, based on the value of the general account AUM. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $61.7, $58.8, and $53.8, respectively.

•        Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $138.5, $132.9, and $136.4, respectively.

•        Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $17.8, $8.6, and $19.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the “Company Funds”). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $263.0, $209.2, and $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management Co.) in 2005, 2004, and 2003, respectively.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31 from the other. Interest on any ILIAC borrowings is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.7, $0.2, and $0.1, for the years ended December 31, 2005, 2004, and 2003, respectively, and earned interest income of $1.0, $1.3, and $0.9, for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, ILIAC had $131.0 and $25.0 receivable from ING AIH under this agreement.

Note with Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”) scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company (“ReliaStar Life”), and Security Life of Denver International Limited (“SLDI”), in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the year ended December 31, 2005 was $11.1 and minimal for the year ended December 31, 2004.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, ILIAC did not have any amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, ILIAC did not have any amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, ILIAC also maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, ILIAC had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

11.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 6 unaffiliated reinsurers and 1 affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.8 and $19.3 were maintained for this contract as of December 31, 2005 and 2004, respectively.

Reinsurance ceded in force for life mortality risks were $24.2 and $26.1 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$2,806.6	$2,903.0
Payable for reinsurance premiums	(1.7)	(0.9)
Reinsured amounts due to an
unaffiliated reinsurer	(0.3)	0.2
Reserve credits	1.1	1.5
Other	(9.0)	(2.5)
Total	$2,796.7	$2,901.3

Included in the accompanying financial statements are net policy benefit recoveries of $13.1, $19.3, and $22.5, for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums ceded under reinsurance	$215.7	$245.4	$265.2
Reinsurance recoveries	350.5	375.9	366.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the latest term of which expires in 2011.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $17.4, $17.2, and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2009 are estimated to be $17.0, $15.6, $2.6, and $1.5, respectively, and $0.7 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $778.2, $440.4 of which was with related parties. During 2005 and 2004, $42.4 and $19.8, respectively, was funded to related parties under off-balance sheet commitments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

13.	Accumulated Other Comprehensive Income

Shareholder’s equity included the following components of Accumulated other comprehensive income as of December 31, 2005 and 2004.

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(22.2)	$482.1	$615.1
Equity securities, available-for-sale	3.2	8.7	13.8
Derivatives	4.2	-	3.7
DAC/VOBA adjustment on
available-for-sale securities	5.1	(9.5)	(19.6)
Sales inducements amortization adjustment
on available-for-sale securities	0.1	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other investments (primarily
limited partnerships)	1.2	1.3	57.3
Less: allocation to experience-rated
contracts	(48.6)	357.5	491.5
Subtotal	16.6	125.0	178.8
Less: deferred income taxes	10.3	41.2	62.8
Net unrealized capital gains	6.3	83.8	116.0
Minimum pension liability, net of tax	(11.6)	(16.7)	-
Accumulated other comprehensive (loss)
income	$(5.3)	$67.1	$116.0

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(48.6) and $357.5 at December 31, 2005 and 2004, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(504.3)	$(133.0)	$(125.8)
Equity securities, available-for-sale	(5.5)	(5.1)	17.9
Derivatives	4.2	(3.7)	3.7
DAC/VOBA adjustment on available-for-sale securities	14.6	10.1	4.4
Sales inducements amortization adjustment
available-for-sale securities	0.2	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other	(0.1)	(56.0)	25.9
Less: allocation to experience-rated contracts	(406.1)	(134.0)	(71.6)
Subtotal	(108.4)	(53.8)	(2.3)
Deferred income taxes	(30.9)	(21.6)	(0.8)
Net change in unrealized
capital losses	$(77.5)	$(32.2)	$(1.5)

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding losses arising
during the year (1)	$(38.2)	$(1.8)	$(31.9)
Less: reclassification adjustment for gains
(losses) and other items included in net income(2)	39.3	30.4	(30.4)
Net unrealized losses on securities	$(77.5)	$(32.2)	$(1.5)

(1)	Pretax unrealized holding losses arising during the period were $(53.4), $(3.0), and $(48.9), for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in net income were $55.0, $50.8, and $(46.6), for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2003 to reflect the correct balances, primarily related to short-term loans. As the Company has determined these changes as immaterial, the Statements of Cash Flows for the year ended December 31, 2003 has not been labeled as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised

Net cash provided by operating activities	$1,021.7	$(22.4)	$999.3
Net cash used in investing activities	(543.2)	5.9	(537.3)
Net cash used in financing activities	(349.0)	16.4	(332.6)

2003

Net cash provided by operating activities	$1,058.3	$55.9	$1,114.2
Net cash used in investing activities	(2,043.5)	(14.4)	(2,057.9)
Net cash used in financing activities	977.6	(41.4)	936.2

VARIABLE ANNUITY ACCOUNT B

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Balance Sheets as of December 31, 2005 and 2004
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

	(3.3)	Confirmation of Underwriting Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
	(4.1)	Variable Annuity Contract (A050SP96) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
	(4.2)	Variable Annuity Contract (A050SP99) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
(4.3)

Endorsement SPIAE99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.4)

Endorsement SPIAE-01 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

(4.5)

Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.6)

Endorsement SPIAEW99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.7)

Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.8)

Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

(4.9)

Endorsement E401SP96 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.10)

Endorsement E403SP96 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.11)

Endorsement SPIA457-99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.12)	Variable Annuity Contract (SPIA(GR)99) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
(4.13)

Variable Annuity Contract Certificate (SPIA(GR)-99CERT) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.14)

Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.15)

Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.16)

Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.17)

Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.18)

Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.19)

Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.20)

Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.21)

Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.22)

Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)99CERT • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.

(4.23)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(5.1)

Variable Annuity Contract Information Form (121665) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(5.2)

Variable Annuity Contract Information Form (121665) for New York • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective January 1, 2005 • Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).

(7)	Not applicable
(8.1)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.2)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.3)

First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.4)

Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.5)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.6)

First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.7)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.8)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.9)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.10)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.11)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.12)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.13)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.14)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.15)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.16)

Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.17)

Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.18)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.19)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.20)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.21)

Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.22)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.23)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.24)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.25)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.26)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.27)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.28)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.29)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.30)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.31)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.32)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.33)

Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.34)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.35)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.36)

Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.37)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.38)

Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.39)

Amendment dated August 31, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.40)

Amendment dated December 7, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.41)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.42)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.43)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.44)

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003.

(8.45)

Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.46)

Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 for ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on April 10, 2006 (File No. 333-130833).

(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25.	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[2]	Senior Vice President, Chief Actuary and Appointed Actuary
Boyd G. Combs[1]	Senior Vice President, Tax
Shaun P. Mathews[2]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[3]	Senior Vice President
Harry N. Stout[3]	Senior Vice President
Virginia Carman[2]	Vice President
Todd Modic[4]	Vice President
Robert S. Naka[4]	Vice President
Joseph M. O’Donnell[4]	Vice President
Carl Steinhilber[1]	Vice President
Therese M. Squillacote[2]	Vice President and Compliance Officer
Matthew Condos[2]	Actuary
William Leslie[2]	Actuary
Cheryl Poulin[2]	Actuary
Joy M. Benner[5]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
4	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.
5	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-81216), as filed on April 11, 2006.

Item 27.	Number of Contract Owners

As of February 28, 2006, there were 97,390 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Marie M. Augsberger[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer

Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President

Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer

James Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$2,761,989.83

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2005.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390 and at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of April, 2006.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April
Thomas J. McInerney		)	13, 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)
Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)
Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ James A. Shuchart
James A. Shuchart *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B

EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.8.44

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003.

EX-99.B8.44

99-B.8.46

Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005

EX-99.B8.46

99-B.9	Opinion and Consent of Counsel	EX-99.B9

99-B.10	Consent of Independent Registered Public Accounting Firm	EX-99.B10